UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2023

Date of reporting period:	August 31, 2023

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

August 31, 2023
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate MSCI USA ETF | PABU | NASDAQ
2023 Annual Report

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions.
For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of August 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.50% 15.94%
U.S. small cap equities
(Russell 2000
®
Index)
0.99 4.65
International equities (MSCI
Europe, Australasia, Far East
Index)
4.75 17.92
Emerging market equities
(MSCI Emerging Markets
Index)
3.62 1.25
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.47 4.25
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
0.11 (4.71)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.95 (1.19)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
1.04 1.70
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
4.55 7.19

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview

2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended August 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 14.76%. Economic strength in the face of tightening monetary conditions drove investor optimism surrounding the resilience of the domestic economy. Meanwhile, decelerating inflation alleviated concerns related to potential overheating and led investors to anticipate an end to monetary tightening. Nonetheless, investors watched the economy closely for the impact of higher interest rates, and several bank failures in early 2023 highlighted the potential second-order effects of tight monetary conditions.
However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity into the banking system, and equity prices recovered.
As the reporting period began, inflation, which surged in the aftermath of the coronavirus pandemic, stood near multi-decade highs. However, the inflation rate declined substantially thereafter, although it remained higher than pre-pandemic levels. Lower energy costs and the resolution of supply chain disruptions helped ease inflation, as the cost of transportation and shipping moderated significantly.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times over the course of the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to act since the tightening cycle began. However, the Fed then raised interest rates again at its July 2023 meeting and stated that it will continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy, increasing their spending in both nominal and inflation-adjusted terms. A strong labor market bolstered spending, as unemployment remained low, and the number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
Despite a divided government, the U.S. Congress was able to strike a deal in May 2023 to raise the debt ceiling, averting a potential government default. While that deal enacted modest spending cuts, government spending rose overall, and several significant investment bills also passed. These included the CHIPS Act, which encouraged the building of semiconductor capacity in the U.S., and the Inflation Reduction Act, which provided subsidies for various climate-related initiatives. These new incentives helped drive a sharp increase in factory construction during the reporting period.
In this environment, corporate profits remained solid, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of higher labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022 and the first quarter of 2023 before rebounding slightly in the second quarter of 2023. The yield curve (a graphical representation of U.S. Treasury rates at different maturities) further inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
ESG Aware MSCI USA ETF

Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares ESG Aware MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI USA Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was December 1, 2016. The first day of secondary market trading was December 2, 2016.
Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA
Extended ESG Focus Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV .................................. 14.57% 10.87% 13.12% 14.57% 67.55% 129.90%
Fund Market ................................
14.45 10.86 13.12 – % 14.45 67.47 129.86
Index ..................................... 14.74 11.04 13.33 14.74 68.84 132.63
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,138.00  $ 0.81  $ 1,000.00  $ 1,024.45  $ 0.77  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2023 (continued)
iShares
®
ESG Aware MSCI USA ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. There were net outflows from ESG-
themed equity investments in an environment characterized by persistent inflation, rising interest rates, and recessionary fears.
During the reporting period, the Index of stocks of large- and mid-cap U.S. companies with a tilt towards favorable ESG characteristics advanced significantly, driven primarily by gains in the information technology sector. While companies in the sector were negatively impacted by rising interest rates, the pace of interest rate increases slowed as the reporting period continued, and investor optimism surrounding new developments in artificial intelligence (“AI”) applications boosted stocks in the sector. The semiconductors and semiconductor equipment industry were the leading source of strength within the sector as the segment. Generative AI is computationally intensive, and the strong interest in the area benefited companies that manufacture specialty chips that can be used for these applications.
Similarly, the software and services industry also advanced in the Index, driven by strength among systems software companies buoyed by the growth potential of AI. The communication services sector was another notable contributor to the Index’s performance, helped by aggressive cost-cutting in the interactive media and services industry.
There were only two sectors which posted negative returns for the quarter in the Index: utilities and real estate.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Index, though it tracked the broader market relatively closely. the Index balances seeking similar risk and return to the broad market while tilting towards companies with favorable ESG characteristics. This resulted in similar sector weightings relative to the broad market for the period. Security selection was the primary cause of the Index’s underperformance with stock selection in both the financials sector and communications services sector being the largest detractors.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 29.3%
Health Care ................................... 13.2
Financials ..................................... 11.0
Consumer Discretionary ........................... 10.3
Industrials ..................................... 9.6
Communication Services ........................... 7.9
Consumer Staples ............................... 6.8
Energy ....................................... 4.4
Real Estate .................................... 2.7
Materials ..................................... 2.6
Utilities ....................................... 2.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 7.2%
Microsoft Corp. ................................. 6.0
Amazon.com, Inc. ............................... 3.2
NVIDIA Corp. .................................. 3.2
Alphabet, Inc., Class C, NVS ........................ 2.6
Tesla, Inc. ..................................... 1.9
Meta Platforms, Inc., Class A ........................ 1.5
UnitedHealth Group, Inc. ........................... 1.2
Eli Lilly & Co. .................................. 1.2
Alphabet, Inc., Class A ............................ 1.1
      aaa aa

iShares
®
ESG Aware MSCI USA Growth ETF

Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares ESG Aware MSCI USA Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit growth characteristics as well as positive environmental, social and governance characteristics, as represented by the MSCI USA Growth Extended ESG Focus
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 23.72%
Fund Market ......................................................................................................
– % 23.77
Index ........................................................................................................... 23.92
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,256.00  $ 1.02  $ 1,000.00  $ 1,024.30  $ 0.92  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2023 (continued)
iShares
®
ESG Aware MSCI USA Growth ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. There were net outflows from ESG-
themed equity investments in an environment characterized by persistent inflation, rising interest rates, and recessionary fears.
During the reporting period, the Index of stocks of large- and mid-cap U.S. companies with growth characteristics as well as a tilt towards favorable ESG characteristics advanced significantly for the reporting period. The information technology sector contributed the most to the Index’s return. While companies in the sector were negatively impacted by rising interest rates, the pace of interest rate increases slowed as the reporting period continued, and investor optimism surrounding new developments in artificial intelligence (“AI”) applications boosted stocks in the sector. The semiconductors and semiconductor equipment industry were a leading source of strength within the sector. Generative AI is computationally intensive, and the strong interest in the area benefited companies that manufacture specialty microchips that can be used for these applications. New AI-powered products in the application software industry also supported gains.
The communication services sector was another meaningful contributor to the Index’s performance, helped by aggressive cost-cutting in the interactive media and services industry. Consumer discretionary stocks further contributed to the Index’s performance, as cost savings and improved operations efficiency bolstered the broadline retail industry. In the automobiles industry, price cuts helped drive strong sales of electric vehicles. Real estate was the only sector to post negative returns within the Index for the period.
In terms of relative performance, the Index was nearly in line with the broader market, as represented by the MSCI USA Growth Index. The Index balances seeking similar risk and return to the broad market while tilting towards companies with favorable ESG characteristics. This resulted in similar sector weightings relative to the broad market for the period. Security selection was the primary cause of the Index’s slight outperformance. Specifically, stock selection in the information technology sector as well as the consumer staples sector benefited the Index’s relative return.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 44.2%
Consumer Discretionary ........................... 13.5
Communication Services ........................... 11.3
Health Care ................................... 10.2
Industrials ..................................... 6.6
Financials ..................................... 6.2
Consumer Staples ............................... 2.5
Energy ....................................... 2.0
Real Estate .................................... 2.0
Materials ..................................... 1.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 13.2%
Microsoft Corp. ................................. 11.3
NVIDIA Corp. .................................. 5.9
Amazon.com, Inc. ............................... 5.9
Alphabet, Inc., Class C, NVS ........................ 3.6
Tesla, Inc. ..................................... 3.4
Alphabet, Inc., Class A ............................ 3.2
Meta Platforms, Inc., Class A ........................ 2.6
Eli Lilly & Co. .................................. 2.2
Visa, Inc., Class A ............................... 1.9
      aaa aa

iShares
®
ESG Aware MSCI USA Small-Cap ETF

Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles (as determined by the index provider), as represented by the MSCI USA Small Cap Extended ESG Focus Index (the “Index”). The
Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 10, 2018. The first day of secondary market trading was April 12, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV .................................. 7.75% 5.85% 7.86% 7.75% 32.91% 50.39%
Fund Market ................................
7.69 5.83 7.86 – % 7.69 32.75 50.43
Index ..................................... 7.75 5.94 7.97 7.75 33.43 51.19
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,009.80  $ 0.86  $ 1,000.00  $ 1,024.35  $ 0.87  0.17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2023 (continued)
iShares
®
ESG Aware MSCI USA Small-Cap ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. There were net outflows from ESG-
themed equity investments in an environment characterized by persistent inflation, rising interest rates, and recessionary fears.
During the reporting period, the Index of U.S. small-capitalization stocks with a little towards favorable ESG characteristics advanced for the reporting period. The industrials sector contributed the most to the Index’s performance, as the strong economy and government investment drove a large increase in construction of new manufacturing capacity. Supply chain improvements and strong demand for commercial machinery, such as landscaping equipment, bolstered sales and profits in the machinery industry.
Meanwhile, the construction and engineering industry benefited from construction projects to build new facilities for semiconductor production, data centers, and electric vehicle manufacturing. Increased revenue from cloud services drove gains in the aerospace and defense industry.
The information technology sector also contributed to the Index’s return, led by the electronic equipment and instruments industry. Strong commercial and residential demand for advanced products used in water metering drove higher earnings in the industry, and the acquisition of a smart water technology company bolstered sales growth. The software industry also advanced amid robust demand for cloud-based supply chain platforms.
In terms of relative performance, the Index slightly underperformed the broader market, as represented by the MSCI USA Small Cap Index, while tracking it relatively closely.
The Index balances seeking similar risk and return to the broad market while tilting towards companies with favorable ESG characteristics. This resulted in similar sector weightings relative to the broad market for the period, with a small overweight to the information technology and industrials sectors and an underweight to the financials sector helped boost returns slightly. Stock selection in the consumer discretionary and utilities sectors detracted from the Index’s relative return.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Industrials ..................................... 19.9%
Financials ..................................... 14.2
Consumer Discretionary ........................... 13.9
Health Care ................................... 13.6
Information Technology ............................ 13.3
Real Estate .................................... 6.5
Energy ....................................... 5.5
Materials ..................................... 5.0
Consumer Staples ............................... 3.5
Utilities ....................................... 2.5
Communication Services ........................... 2.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Federal Realty Investment Trust ...................... 0.6%
Flex Ltd. ...................................... 0.4
EMCOR Group, Inc. .............................. 0.4
KBR, Inc. ..................................... 0.4
Oshkosh Corp. ................................. 0.4
Casey's General Stores, Inc. ........................ 0.4
Janus Henderson Group PLC ....................... 0.4
Ingredion, Inc. .................................. 0.3
Williams-Sonoma, Inc. ............................ 0.3
TechnipFMC PLC ............................... 0.3
      aaa aa

iShares
®
ESG Aware MSCI USA Value ETF

Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares ESG Aware MSCI USA Value ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit value characteristics as well as positive environmental, social and governance characteristics, as represented by the MSCI USA Value Extended ESG Focus Index
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Cumulative
Total Returns
Since Inception
Fund NAV ....................................................................................................... (1.38)%
Fund Market .....................................................................................................
– % (1.36)
Index .......................................................................................................... (1.28)
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,025.70  $ 0.92  $ 1,000.00  $ 1,024.30  $ 0.92  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2023 (continued)
iShares
®
ESG Aware MSCI USA Value ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. There were net outflows from ESG-
themed equity investments in an environment characterized by persistent inflation, rising interest rates, and recessionary fears.
During the reporting period, the Index of stocks of large- and mid-cap U.S. companies with value characteristics, as well as a tilt towards favorable ESG characteristics, declined for the reporting period. The financials sector detracted the most from the Index’s return, primarily the banking industry. Bank stocks were pressured by a series of regional bank failures in March and May 2023, which raised concerns among investors about the health of the U.S. banking system. Stocks in the healthcare sector also detracted from the Index’s return. Declining revenues from pandemic-related services, such as vaccinations and testing, pressured earnings in the healthcare providers and services industry.
On the upside, the information technology sector contributed positively to the Index’s performance, as new developments in artificial intelligence (“AI”) applications boosted stocks in the sector. The semiconductors and semiconductor equipment industry gained, as increased demand for microchips used in AI and data centers drove higher revenues and earnings.
In terms of relative performance, the Index underperformed the broader market, as represented by the MSCI USA Value Index. The Index balances seeking similar risk and return to the broad market while tilting towards companies with favorable ESG characteristics. This resulted in similar sector weightings relative to the broad market for the period. Security selection was the primary cause of the Index’s underperformance with stock, with stocks within the both the financials sand consumer staples sectors being detracting from relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Health Care ................................... 17.1%
Financials ..................................... 15.9
Industrials ..................................... 13.2
Information Technology ............................ 13.2
Consumer Staples ............................... 11.4
Energy ....................................... 7.1
Consumer Discretionary ........................... 5.4
Materials ..................................... 4.8
Utilities ....................................... 4.6
Real Estate .................................... 4.3
Communication Services ........................... 3.0
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 2.7%
JPMorgan Chase & Co. ........................... 2.3
Coca-Cola Co. (The) ............................. 2.3
Home Depot, Inc. (The) ........................... 2.1
Procter & Gamble Co. (The) ........................ 1.9
Broadcom, Inc. ................................. 1.8
Johnson & Johnson .............................. 1.8
Merck & Co., Inc. ................................ 1.7
PepsiCo, Inc. .................................. 1.7
Chevron Corp. .................................. 1.5
      aaa aa

iShares
®
ESG MSCI USA Leaders ETF

Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares ESG MSCI USA Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers, as determined by the index provider, as represented by the MSCI USA
Extended ESG Leaders Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................................. 18.66% 13.43% 18.66% 72.36%
Fund Market ............................................................
18.64 13.45 – % 18.64 72.48
Index ................................................................. 18.79 13.56 18.79 73.06
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,165.10  $ 0.55  $ 1,000.00  $ 1,024.70  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2023 (continued)
iShares
®
ESG MSCI USA Leaders ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. There were net outflows from ESG-
themed equity investments in an environment characterized by persistent inflation, rising interest rates, and recessionary fears.
During the reporting period, the Index of large- and mid-capitalization U.S. stocks with high ESG characteristics relative to their sector peers advanced significantly. The information technology sector contributed the most to the Index’s return. While companies in the sector were negatively impacted by rising interest rates, the pace of interest rate increases slowed as the reporting period continued, and investor optimism surrounding developments in artificial intelligence (“AI”) applications supported the sector. The semiconductors and semiconductor equipment industry were the leading source of strength within the sector, as the potential for growth in AI buoyed the industry.
The software and services industry also advanced, driven by strength among systems software companies. The healthcare sector also contributed to the Index’s return, as the development of a promising drug for the treatment of obesity and diabetes buoyed the pharmaceuticals industry.
In terms of relative performance, the Index outperformed the broader market, as represented by the MSCI USA Index. The Index seeks to achieve higher exposure to ESG
Leaders relative to the broader market while excluding companies with an MSCI ESG rating of ‘B’ and below. During the period, the Index held an overweight to the utilities sectors which boosted returns relative to the broader market. Stocks selection within both the information technology and healthcare sectors also helped to boost the Index’s relative performance for the period.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.8%
Health Care ................................... 12.9
Financials ..................................... 11.9
Consumer Discretionary ........................... 11.3
Communication Services ........................... 10.6
Industrials ..................................... 9.4
Consumer Staples ............................... 6.3
Materials ..................................... 2.8
Real Estate .................................... 2.5
Energy ....................................... 2.4
Utilities ....................................... 1.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 11.4%
NVIDIA Corp. .................................. 6.0
Alphabet, Inc., Class A ............................ 4.0
Tesla, Inc. ..................................... 3.6
Alphabet, Inc., Class C, NVS ........................ 3.6
Eli Lilly & Co. .................................. 2.2
Visa, Inc., Class A ............................... 2.0
Johnson & Johnson .............................. 1.9
Procter & Gamble Co. (The) ........................ 1.8
Mastercard, Inc., Class A ........................... 1.7
      aaa aa

iShares
®
Paris-Aligned Climate MSCI USA ETF

Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy, as represented by the MSCI USA
Climate Paris Aligned Benchmark Extended Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was February 8, 2022. The first day of secondary market trading was February 10, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................................. 16.13% 0.35% 16.13% 0.55%
Fund Market ............................................................
16.10 0.39 – % 16.10 0.61
Index ................................................................. 16.20 0.41 16.20 0.64
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,160.00  $ 0.54  $ 1,000.00  $ 1,024.70  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2023 (continued)
iShares
®
Paris-Aligned Climate MSCI USA ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
The 2015 Paris climate accords set emissions goals for its 196 signatories with the goal of limiting climate change to well below 2 degrees Celsius above pre-industrial levels and preferably below 1.5 degrees. In 2021, the U.S. rejoined the Paris Agreement after having withdrawn from it in 2020. As the global economy continued to recover from the effects of the coronavirus pandemic, rising economic activity drove an increase in energy use, and global carbon emissions grew by 0.9% in 2022. However, this represented a significant slowdown from the prior year’s sharp increase as the global economy continued to normalize, and emissions growth trailed global economic growth.
In this environment, an index of U.S. large- and mid-capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement advanced for the reporting period. The information technology sector contributed significantly to the Index’s return, led by the software industry. Enthusiasm surrounding artificial intelligence
(“AI”) helped boost returns for not only the software industry but also the semiconductors and semiconductor equipment industry’s. The communication services sector provided an additional boost to returns, as aggressive cost-cutting in the interactive media and services industry bolstered the segment.
In terms of relative performance, the Index was nearly in line with the broader market, as represented by the MSCI USA Index. The Index’s selection process aims to provide exposure to a portfolio of companies designed to be compatible with the objectives of the Paris Agreement. During the period, the Index’s positioning in the energy sector detracted from relative performance. Additionally, the Index’s overweight to the real estate sector detracted from performance as the sector underperformed the broader market. With respect to positive contributors stock selection in healthcare and positioning in utilities served as positive contributors to relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 32.7%
Health Care ................................... 16.2
Consumer Discretionary ........................... 12.9
Financials ..................................... 12.6
Communication Services ........................... 7.7
Real Estate .................................... 7.2
Industrials ..................................... 6.0
Materials ..................................... 1.9
Consumer Staples ............................... 1.7
Utilities ....................................... 1.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 8.8%
Microsoft Corp. ................................. 6.9
NVIDIA Corp. .................................. 3.9
Amazon.com, Inc. ............................... 3.2
Tesla, Inc. ..................................... 2.8
Alphabet, Inc., Class C, NVS ........................ 2.4
Meta Platforms, Inc., Class A ........................ 1.9
Eli Lilly & Co. .................................. 1.9
Sherwin-Williams Co. (The) ......................... 1.8
Visa, Inc., Class A ............................... 1.7
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
August 31, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc. ...................... 82,400 $ 17,543,784
Huntington Ingalls Industries, Inc. .............. 144,102 31,748,553
L3Harris Technologies, Inc. .................. 177,867 31,676,334
RTX Corp. ............................. 853,871 73,467,061
154,435,732
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc.
(a)
............... 196,590 17,777,634
Expeditors International of Washington, Inc. ....... 300,889 35,116,755
FedEx Corp. ............................ 54,485 14,221,674
United Parcel Service, Inc. , Class B ............ 169,432 28,701,781
95,817,844
a
Automobile Components  —  0 .1%
Aptiv PLC
(b)
............................. 188,062 19,078,890
a
Automobiles  —  2 .0%
Rivian Automotive, Inc. , Class A ............... 585,801 13,315,257
Tesla, Inc.
(b)
............................. 917,599 236,813,950
250,129,207
a
Banks  —  2 .7%
Bank of America Corp. ..................... 2,630,521 75,417,037
Citigroup, Inc. ........................... 760,854 31,415,662
Huntington Bancshares, Inc. ................. 1,381,038 15,315,711
JPMorgan Chase & Co. .................... 924,732 135,316,034
PNC Financial Services Group, Inc. (The) ........ 238,045 28,739,173
Regions Financial Corp. .................... 1,212,933 22,245,191
Truist Financial Corp. ...................... 433,794 13,252,407
U.S. Bancorp ........................... 384,451 14,043,995
Wells Fargo & Co. ........................ 305,774 12,625,408
348,370,618
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 2,378,962 142,333,296
Keurig Dr Pepper, Inc. ..................... 587,195 19,759,112
Molson Coors Beverage Co. , Class B ........... 290,903 18,469,432
PepsiCo, Inc. ........................... 579,445 103,094,854
283,656,694
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 474,770 69,772,199
Alnylam Pharmaceuticals, Inc.
(b)
............... 65,755 13,007,654
Amgen, Inc. ............................ 205,859 52,769,896
Biogen, Inc.
(b)
........................... 77,687 20,770,396
Exact Sciences Corp.
(b)
..................... 150,827 12,619,695
Gilead Sciences, Inc. ...................... 873,457 66,801,992
Horizon Therapeutics PLC ................... 117,491 13,245,935
Regeneron Pharmaceuticals, Inc.
(b)
............. 31,988 26,437,762
Vertex Pharmaceuticals, Inc.
(b)
................ 73,502 25,603,687
301,029,216
a
Broadline Retail  —  3 .3%
Amazon.com, Inc.
(b)
....................... 2,936,135 405,215,991
MercadoLibre, Inc.
(b)
....................... 15,792 21,672,309
426,888,300
a
Building Products  —  1 .4%
Allegion PLC ............................ 115,508 13,145,966
Carrier Global Corp. ....................... 439,560 25,252,722
Fortune Brands Innovations, Inc. .............. 335,204 23,135,780
Johnson Controls International PLC ............ 692,157 40,878,792
Lennox International, Inc. ................... 53,626 20,206,813
Owens Corning .......................... 98,754 14,211,688
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 222,150 $ 45,598,509
182,430,270
a
Capital Markets  —  2 .9%
Ameriprise Financial, Inc. ................... 70,233 23,709,256
Bank of New York Mellon Corp. (The) ........... 713,313 32,006,354
BlackRock, Inc.
(c)
......................... 31,175 21,839,335
Charles Schwab Corp. (The) ................. 420,037 24,845,189
FactSet Research Systems, Inc. ............... 38,475 16,790,875
Goldman Sachs Group, Inc. (The) ............. 126,130 41,334,062
Intercontinental Exchange, Inc. ............... 109,818 12,957,426
Invesco Ltd. ............................ 827,895 13,180,088
Moody's Corp. ........................... 81,453 27,433,370
Morgan Stanley .......................... 777,409 66,196,376
Nasdaq, Inc. ............................ 448,066 23,514,504
S&P Global, Inc. ......................... 145,030 56,686,426
State Street Corp. ........................ 211,194 14,517,476
375,010,737
a
Chemicals  —  1 .7%
Dow, Inc. .............................. 468,508 25,561,796
DuPont de Nemours, Inc. ................... 165,974 12,761,741
Ecolab, Inc. ............................ 267,664 49,199,320
International Flavors & Fragrances, Inc. .......... 203,310 14,323,189
Linde PLC ............................. 138,014 53,416,939
LyondellBasell Industries NV , Class A ........... 214,581 21,194,165
PPG Industries, Inc. ....................... 165,452 23,454,476
Sherwin-Williams Co. (The) .................. 45,926 12,479,013
212,390,639
a
Commercial Services & Supplies  —  0 .1%
Cintas Corp. ............................ 25,294 12,752,476
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(b)
..................... 86,812 16,948,307
Cisco Systems, Inc. ....................... 1,352,441 77,562,491
Motorola Solutions, Inc. .................... 44,766 12,694,295
107,205,093
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 105,881 22,221,245
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 28,702 12,812,860
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 285,472 45,101,722
Discover Financial Services .................. 137,104 12,348,957
Synchrony Financial ....................... 688,876 22,236,917
79,687,596
a
Consumer Staples Distribution & Retail  —  1 .1%
Costco Wholesale Corp. .................... 146,274 80,345,383
Kroger Co. (The) ......................... 489,409 22,703,683
Sysco Corp. ............................ 174,626 12,162,701
Target Corp. ............................ 233,293 29,523,229
144,734,996
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,313,287 12,791,415
Avery Dennison Corp. ...................... 80,804 15,221,858
Ball Corp. .............................. 233,992 12,740,864
40,754,137
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Distributors  —  0 .4%
LKQ Corp. ............................. 694,845 $ 36,500,208
Pool Corp. ............................. 35,441 12,957,229
49,457,437
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 1,945,757 28,777,746
Verizon Communications, Inc. ................ 1,617,258 56,571,685
85,349,431
a
Electric Utilities  —  0 .9%
Eversource Energy ....................... 573,601 36,607,216
Exelon Corp. ............................ 642,031 25,758,284
NextEra Energy, Inc. ...................... 855,702 57,160,893
119,526,393
a
Electrical Equipment  —  0 .3%
Eaton Corp. PLC ......................... 107,265 24,710,638
Rockwell Automation, Inc. ................... 42,399 13,231,880
37,942,518
a
Electronic Equipment, Instruments & Components  —  0 .4%
Keysight Technologies, Inc.
(b)
................. 281,755 37,557,942
Trimble, Inc.
(b)
........................... 234,895 12,869,897
50,427,839
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 601,657 21,773,967
Schlumberger Ltd. ........................ 600,393 35,399,171
57,173,138
a
Entertainment  —  1 .2%
Activision Blizzard, Inc. ..................... 136,847 12,588,555
Electronic Arts, Inc. ....................... 149,663 17,956,567
Netflix, Inc.
(b)
............................ 123,801 53,690,018
Walt Disney Co. (The)
(b)
.................... 717,456 60,036,718
Warner Bros Discovery, Inc. , Series A ........... 981,004 12,890,393
157,162,251
a
Financial Services  —  2 .9%
Berkshire Hathaway, Inc. , Class B
(b)
............ 138,318 49,822,144
Fidelity National Information Services, Inc. ........ 347,370 19,404,088
Fiserv, Inc.
(b)
............................ 229,206 27,823,316
Mastercard, Inc. , Class A .................... 297,414 122,724,913
PayPal Holdings, Inc.
(a) (b)
.................... 294,076 18,382,691
Visa, Inc. , Class A
(a)
....................... 541,297 132,985,847
371,142,999
a
Food Products  —  1 .9%
Archer-Daniels-Midland Co. .................. 275,758 21,867,609
Bunge Ltd. ............................. 241,501 27,608,394
Campbell Soup Co. ....................... 295,080 12,304,836
Conagra Brands, Inc. ...................... 416,616 12,448,486
Darling Ingredients, Inc.
(a)
................... 196,737 12,150,477
General Mills, Inc. ........................ 715,677 48,422,706
Hormel Foods Corp. ....................... 318,820 12,303,264
Kellogg Co. ............................. 866,701 52,886,095
Kraft Heinz Co. (The) ...................... 504,349 16,688,908
Lamb Weston Holdings, Inc. ................. 131,346 12,794,414
McCormick & Co., Inc. , NVS ................. 183,420 15,055,114
244,530,303
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 404,116 12,204,303
JB Hunt Transport Services, Inc. .............. 84,455 15,867,405
Norfolk Southern Corp. ..................... 59,071 12,110,146
Old Dominion Freight Line, Inc. ............... 30,798 13,162,141
Uber Technologies, Inc.
(b)
................... 613,376 28,969,749
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 133,004 $ 29,336,692
111,650,436
a
Health Care Equipment & Supplies  —  2 .3%
Abbott Laboratories ....................... 530,142 54,551,612
Becton Dickinson & Co. .................... 47,464 13,263,815
Cooper Companies, Inc. (The) ................ 72,939 26,986,701
Dexcom, Inc.
(a) (b)
......................... 124,487 12,570,697
Edwards Lifesciences Corp.
(b)
................ 349,061 26,692,695
Hologic, Inc.
(b)
........................... 164,985 12,330,979
IDEXX Laboratories, Inc.
(b)
................... 79,241 40,524,640
Insulet Corp.
(b)
........................... 63,152 12,106,870
Intuitive Surgical, Inc.
(b)
..................... 101,992 31,890,858
Medtronic PLC .......................... 152,074 12,394,031
STERIS PLC ............................ 57,582 13,220,251
Stryker Corp. ........................... 44,926 12,738,767
Zimmer Biomet Holdings, Inc. ................ 264,211 31,472,814
300,744,730
a
Health Care Providers & Services  —  2 .9%
Cigna Group (The) ........................ 133,145 36,782,638
CVS Health Corp. ........................ 240,292 15,659,830
DaVita, Inc.
(b)
............................ 121,807 12,475,473
Elevance Health, Inc. ...................... 104,197 46,056,116
HCA Healthcare, Inc. ...................... 87,821 24,352,763
Humana, Inc. ........................... 29,373 13,559,458
Laboratory Corp. of America Holdings ........... 83,270 17,328,487
McKesson Corp. ......................... 39,168 16,149,750
Molina Healthcare, Inc. ..................... 38,780 12,026,453
Quest Diagnostics, Inc. ..................... 176,442 23,202,123
UnitedHealth Group, Inc. .................... 330,816 157,660,289
375,253,380
a
Health Care REITs  —  0 .2%
Welltower, Inc. ........................... 294,292 24,390,921
a
Hotels, Restaurants & Leisure  —  1 .7%
Airbnb, Inc. , Class A
(a) (b)
..................... 100,075 13,164,866
Aramark ............................... 340,042 12,642,762
Booking Holdings, Inc.
(b)
.................... 14,575 45,255,813
Caesars Entertainment, Inc.
(b)
................ 241,947 13,369,991
Chipotle Mexican Grill, Inc.
(b)
................. 8,348 16,083,591
Hilton Worldwide Holdings, Inc. ............... 104,580 15,545,817
Las Vegas Sands Corp. .................... 234,163 12,846,182
McDonald's Corp. ........................ 74,221 20,867,234
Starbucks Corp. .......................... 458,407 44,667,178
Vail Resorts, Inc. ......................... 97,585 22,085,437
216,528,871
a
Household Durables  —  0 .1%
DR Horton, Inc. .......................... 107,082 12,744,900
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 285,079 27,587,095
Clorox Co. (The) ......................... 104,662 16,374,370
Kimberly-Clark Corp. ...................... 272,374 35,089,942
Procter & Gamble Co. (The) ................. 739,331 114,108,347
193,159,754
a
Industrial Conglomerates  —  1 .0%
3M Co. ................................ 382,190 40,768,207
General Electric Co. ....................... 349,576 40,012,469
Honeywell International, Inc. ................. 232,538 43,703,192
124,483,868
a

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 468,374 $ 58,172,051
a
Insurance  —  1 .8%
Arch Capital Group Ltd.
(b)
................... 165,556 12,724,634
Chubb Ltd. ............................. 62,062 12,466,394
Hartford Financial Services Group, Inc. (The) ...... 200,818 14,422,749
Marsh & McLennan Companies, Inc. ............ 179,637 35,027,419
MetLife, Inc. ............................ 436,146 27,625,488
Progressive Corp. (The)
(a)
................... 259,035 34,573,401
Prudential Financial, Inc. .................... 634,210 60,040,661
Travelers Companies, Inc. (The) ............... 220,928 35,620,221
232,500,967
a
Interactive Media & Services  —  5 .3%
Alphabet, Inc. , Class A
(b)
.................... 1,062,509 144,681,851
Alphabet, Inc. , Class C , NVS
(b)
................ 2,405,767 330,432,097
Meta Platforms, Inc. , Class A
(b)
................ 646,942 191,423,668
ZoomInfo Technologies, Inc. ................. 707,185 12,743,474
679,281,090
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 221,113 71,589,756
Akamai Technologies, Inc.
(b)
.................. 123,356 12,963,482
Gartner, Inc.
(b)
........................... 37,269 13,032,224
International Business Machines Corp. .......... 411,494 60,419,664
MongoDB, Inc. , Class A
(b)
................... 39,494 15,059,062
Snowflake, Inc. , Class A
(b)
................... 84,572 13,265,118
Twilio, Inc. , Class A ....................... 204,907 13,054,625
199,383,931
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 313,958 22,604,976
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 125,975 15,251,793
Avantor, Inc.
(a)
........................... 564,484 12,221,079
Danaher Corp. .......................... 288,195 76,371,675
Mettler-Toledo International, Inc.
(b)
............. 10,611 12,876,236
Thermo Fisher Scientific, Inc. ................. 67,810 37,776,951
Waters Corp.
(b)
.......................... 58,314 16,374,571
West Pharmaceutical Services, Inc. ............ 35,462 14,429,488
185,301,793
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 140,573 39,519,288
Cummins, Inc. ........................... 153,387 35,285,146
Deere & Co. ............................ 97,952 40,252,395
Dover Corp. ............................ 102,501 15,200,898
Fortive Corp. ............................ 162,287 12,796,330
Graco, Inc. ............................. 164,249 12,965,816
IDEX Corp. ............................. 66,095 14,963,908
Ingersoll Rand, Inc. ....................... 208,525 14,515,425
Pentair PLC ............................ 548,851 38,562,271
Xylem, Inc. ............................. 240,900 24,942,786
249,004,263
a
Media  —  0 .7%
Comcast Corp. , Class A .................... 1,058,284 49,485,360
Fox Corp. , Class B ........................ 409,026 12,483,474
Interpublic Group of Companies, Inc. (The) ....... 420,179 13,702,037
Paramount Global , Class B , NVS
(a)
............. 847,681 12,791,506
88,462,377
a
Metals & Mining  —  0 .5%
Freeport-McMoRan, Inc. .................... 377,555 15,068,220
Newmont Corp. .......................... 359,815 14,183,907
Security Shares Value
a
Metals & Mining (continued)
Nucor Corp. ............................ 122,725 $ 21,120,973
Steel Dynamics, Inc. ....................... 119,486 12,736,013
63,109,113
a
Multi-Utilities  —  1 .0%
CMS Energy Corp. ........................ 406,825 22,859,497
Consolidated Edison, Inc. ................... 439,845 39,128,611
Public Service Enterprise Group, Inc. ........... 1,033,195 63,107,551
125,095,659
a
Oil, Gas & Consumable Fuels  —  4 .0%
Cheniere Energy, Inc. ...................... 175,612 28,659,878
Chevron Corp. ........................... 507,771 81,801,908
ConocoPhillips .......................... 515,465 61,355,799
EQT Corp. ............................. 278,543 12,038,629
Exxon Mobil Corp. ........................ 962,256 106,993,245
Hess Corp. ............................. 422,304 65,245,968
Marathon Petroleum Corp. .................. 86,872 12,402,715
Occidental Petroleum Corp. .................. 194,753 12,228,541
ONEOK, Inc. ............................ 584,747 38,125,504
Ovintiv, Inc. ............................. 421,739 19,804,863
Phillips 66 .............................. 218,407 24,933,343
Pioneer Natural Resources Co. ............... 117,002 27,838,286
Valero Energy Corp. ....................... 116,335 15,111,917
506,540,596
a
Pharmaceuticals  —  4 .0%
Bristol-Myers Squibb Co. .................... 639,363 39,416,729
Eli Lilly & Co. ........................... 275,193 152,511,961
Johnson & Johnson ....................... 620,849 100,378,866
Merck & Co., Inc. ......................... 969,089 105,611,319
Pfizer, Inc. ............................. 1,601,357 56,656,011
Zoetis, Inc. , Class A ....................... 323,250 61,582,357
516,157,243
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 331,350 84,365,023
Broadridge Financial Solutions, Inc. ............ 154,575 28,783,411
Ceridian HCM Holding, Inc.
(b)
................. 177,788 12,893,186
Paychex, Inc. ........................... 102,969 12,585,901
Paylocity Holding Corp. ..................... 63,990 12,829,995
151,457,516
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(b)
................. 387,349 32,944,032
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 69,883 12,845,893
a
Semiconductors & Semiconductor Equipment  —  7 .5%
Advanced Micro Devices, Inc.
(b)
............... 547,360 57,866,899
Applied Materials, Inc. ..................... 325,414 49,710,243
Broadcom, Inc. .......................... 116,923 107,907,068
First Solar, Inc. .......................... 68,299 12,916,707
Intel Corp. ............................. 1,535,905 53,971,702
Lam Research Corp. ...................... 79,380 55,756,512
Marvell Technology, Inc. .................... 322,111 18,762,966
Micron Technology, Inc. ..................... 292,866 20,483,048
NVIDIA Corp. ........................... 819,415 404,422,273
NXP Semiconductors NV ................... 214,067 44,037,863
ON Semiconductor Corp.
(a) (b)
................. 133,396 13,134,170
QUALCOMM, Inc. ........................ 257,870 29,533,851
Texas Instruments, Inc. ..................... 536,386 90,145,031
958,648,333
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software  —  11 .1%
Adobe, Inc.
(a) (b)
........................... 181,583 $ 101,566,635
ANSYS, Inc.
(b)
........................... 54,472 17,369,487
Atlassian Corp. , Class A
(a)
................... 69,535 14,189,312
Autodesk, Inc.
(b)
.......................... 169,932 37,714,708
Cadence Design Systems, Inc.
(b)
.............. 123,757 29,756,133
Fair Isaac Corp.
(b)
......................... 14,679 13,278,477
Gen Digital, Inc. .......................... 596,873 12,086,678
HubSpot, Inc.
(b)
.......................... 26,771 14,630,887
Intuit, Inc. .............................. 123,304 66,807,340
Microsoft Corp. .......................... 2,338,457 766,452,666
Oracle Corp. ............................ 517,135 62,257,883
Palo Alto Networks, Inc.
(a) (b)
.................. 113,765 27,679,024
PTC, Inc.
(b)
............................. 100,487 14,788,672
Roper Technologies, Inc. .................... 28,230 14,088,464
Salesforce, Inc.
(b)
......................... 362,724 80,328,857
ServiceNow, Inc.
(a) (b)
....................... 77,577 45,679,665
Splunk, Inc.
(b)
........................... 125,860 15,261,784
Synopsys, Inc.
(b)
......................... 74,084 33,996,407
VMware, Inc. , Class A
(b)
.................... 150,555 25,410,673
Workday, Inc. , Class A
(b)
.................... 148,171 36,227,809
1,429,571,561
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 242,244 43,923,682
Crown Castle, Inc. ........................ 441,262 44,346,831
Digital Realty Trust, Inc. .................... 161,810 21,313,613
Equinix, Inc. ............................ 62,111 48,532,293
Iron Mountain, Inc. ........................ 270,480 17,186,299
SBA Communications Corp. , Class A ............ 74,884 16,813,705
Weyerhaeuser Co. ........................ 636,767 20,854,119
212,970,542
a
Specialty Retail  —  2 .1%
AutoZone, Inc.
(b)
......................... 5,066 12,823,718
Best Buy Co., Inc. ........................ 288,288 22,039,618
Home Depot, Inc. (The) .................... 389,493 128,649,538
Lowe's Companies, Inc. .................... 231,122 53,268,999
TJX Companies, Inc. (The) .................. 213,642 19,757,612
Tractor Supply Co. ........................ 80,117 17,505,564
Ulta Beauty, Inc.
(b)
........................ 27,713 11,501,726
265,546,775
a
Technology Hardware, Storage & Peripherals  —  7 .7%
Apple, Inc. ............................. 4,882,725 917,317,545
Hewlett Packard Enterprise Co. ............... 1,678,899 28,524,494
HP, Inc. ............................... 396,949 11,793,355
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 189,996 $ 13,449,817
Western Digital Corp.
(b)
..................... 308,665 13,889,925
984,975,136
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(b)
.................... 30,271 16,016,083
Lululemon Athletica, Inc.
(b)
................... 36,430 13,889,302
Nike, Inc. , Class B ........................ 198,240 20,162,991
50,068,376
a
Trading Companies & Distributors  —  0 .6%
Ferguson PLC ........................... 250,437 40,460,602
United Rentals, Inc. ....................... 27,428 13,070,539
WW Grainger, Inc. ........................ 39,733 28,374,924
81,906,065
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 90,331 12,532,523
Essential Utilities, Inc. ...................... 527,067 19,448,772
31,981,295
a
Total Long-Term Investments — 99.3%
(Cost: $ 12,257,019,319 ) .............................. 12,739,605,302
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.52%
(c) (d) (e)
...................... 51,488,362 51,503,808
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................ 68,480,952 68,480,952
a
Total Short-Term Securities — 1.0%
(Cost: $ 119,978,270 ) ................................ 119,984,760
Total Investments — 100.3%
(Cost: $ 12,376,997,589 ) .............................. 12,859,590,062
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (34,762,930)
Net Assets — 100.0% ................................. $ 12,824,827,132
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 182,787,820  $ —  $ (131,249,379)
(a)
$ 57,421  $ (92,054) $ 51,503,808  51,488,362  $ 539,682
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 92,176,498  —  (23,695,546)
(a)
—  —  68,480,952  68,480,952  2,966,964  56
BlackRock, Inc. .. 117,271,979  6,014,812  (104,078,215) (8,537,368) 11,168,127  21,839,335  31,175  2,086,770  —
$ (8,479,947) $ 11,076,073
$ 141,824,095
$ 5,593,416  $ 56
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 357 09/15/23 $ 80,611 $ 1,728,506
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,728,506 $ — $ — $ — $ 1,728,506
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 4,327,353 $ — $ — $ — $ 4,327,353
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 2,881,881 $ — $ — $ — $ 2,881,881

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 96,349,119
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,739,605,302  $ —  $ —  $ 12,739,605,302
Short-Term Securities
Money Market Funds ...................................... 119,984,760  —  —  119,984,760
$ 12,859,590,062  $ —  $ —  $ 12,859,590,062
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,728,506  $ —  $ —  $ 1,728,506
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2023
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.3%
Axon Enterprise, Inc. ...................... 62 $ 13,200
a
Automobile Components  — 0.3%
Aptiv PLC
(a)
............................. 168 17,044
a
Automobiles  — 3.4%
Tesla, Inc.
(a)
............................. 665 171,623
a
Biotechnology  — 1.0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 38 7,517
Exact Sciences Corp.
(a)
..................... 59 4,936
Horizon Therapeutics PLC ................... 77 8,681
Incyte Corp.
(a)
........................... 74 4,775
Moderna, Inc. ........................... 43 4,862
Regeneron Pharmaceuticals, Inc.
(a)
............. 6 4,959
Vertex Pharmaceuticals, Inc.
(a)
................ 46 16,024
51,754
a
Broadline Retail  — 6.2%
Amazon.com, Inc.
(a)
....................... 2,139 295,203
MercadoLibre, Inc.
(a)
....................... 10 13,724
308,927
a
Building Products  — 0.6%
Builders FirstSource, Inc. ................... 36 5,222
Lennox International, Inc. ................... 72 27,130
32,352
a
Capital Markets  — 1.9%
Ameriprise Financial, Inc. ................... 24 8,102
FactSet Research Systems, Inc. ............... 29 12,656
MarketAxess Holdings, Inc. .................. 20 4,819
Moody's Corp. ........................... 33 11,114
Nasdaq, Inc. ............................ 369 19,365
S&P Global, Inc. ......................... 99 38,695
94,751
a
Chemicals  — 0.9%
Ecolab, Inc. ............................ 226 41,541
Sherwin-Williams Co. (The) .................. 18 4,891
46,432
a
Communications Equipment  — 0.2%
Arista Networks, Inc.
(a)
..................... 54 10,542
a
Construction & Engineering  — 0.4%
Quanta Services, Inc. ...................... 91 19,098
a
Consumer Staples Distribution & Retail  — 1.1%
Costco Wholesale Corp. .................... 91 49,985
Sysco Corp. ............................ 68 4,736
54,721
a
Containers & Packaging  — 0.3%
Avery Dennison Corp. ...................... 76 14,317
a
Distributors  — 0.2%
Pool Corp. ............................. 23 8,409
a
Electronic Equipment, Instruments & Components  — 0.8%
Keysight Technologies, Inc.
(a)
................. 307 40,923
a
Security Shares Value
a
Energy Equipment & Services  — 0.6%
Baker Hughes Co., Class A .................. 154 $ 5,573
Schlumberger Ltd. ........................ 390 22,995
28,568
a
Entertainment  — 1.7%
Netflix, Inc.
(a)
............................ 78 33,827
Walt Disney Co. (The)
(a)
.................... 560 46,861
Warner Bros Discovery, Inc., Series A ........... 381 5,006
85,694
a
Financial Services  — 3.9%
Mastercard, Inc., Class A .................... 218 89,956
PayPal Holdings, Inc.
(a)
..................... 198 12,377
Visa, Inc., Class A ........................ 384 94,341
196,674
a
Food Products  — 0.5%
Darling Ingredients, Inc. .................... 147 9,078
Hershey Co. (The) ........................ 22 4,727
Lamb Weston Holdings, Inc. ................. 119 11,592
25,397
a
Ground Transportation  — 1.2%
JB Hunt Transport Services, Inc. .............. 95 17,849
Old Dominion Freight Line, Inc. ............... 12 5,128
Uber Technologies, Inc.
(a)
................... 413 19,506
Union Pacific Corp. ....................... 79 17,425
59,908
a
Health Care Equipment & Supplies  — 2.2%
Cooper Companies, Inc. (The) ................ 61 22,569
Dexcom, Inc.
(a)
.......................... 56 5,655
Edwards Lifesciences Corp.
(a)
................ 217 16,594
Hologic, Inc.
(a)
........................... 118 8,819
IDEXX Laboratories, Inc.
(a)
................... 74 37,844
Insulet Corp.
(a)
........................... 25 4,793
Intuitive Surgical, Inc.
(a)
..................... 48 15,009
111,283
a
Health Care Providers & Services  — 1.6%
DaVita, Inc.
(a)
............................ 124 12,700
Elevance Health, Inc. ...................... 88 38,897
HCA Healthcare, Inc. ...................... 44 12,201
McKesson Corp. ......................... 19 7,834
Molina Healthcare, Inc. ..................... 24 7,443
79,075
a
Hotels, Restaurants & Leisure  — 1.9%
Booking Holdings, Inc.
(a)
.................... 11 34,155
Caesars Entertainment, Inc.
(a)
................ 146 8,068
Chipotle Mexican Grill, Inc.
(a)
................. 4 7,707
Hilton Worldwide Holdings, Inc. ............... 36 5,351
Las Vegas Sands Corp. .................... 91 4,992
Starbucks Corp. .......................... 351 34,202
94,475
a
Household Products  — 0.9%
Church & Dwight Co., Inc. ................... 300 29,031
Clorox Co. (The) ......................... 114 17,835
46,866
a
Industrial Conglomerates  — 0.2%
General Electric Co. ....................... 94 10,759
a

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance  — 0.4%
Marsh & McLennan Companies, Inc. ............ 26 $ 5,070
Progressive Corp. (The) .................... 118 15,749
20,819
a
Interactive Media & Services  — 9.6%
Alphabet, Inc., Class A
(a)
.................... 1,163 158,366
Alphabet, Inc., Class C, NVS
(a)
................ 1,333 183,087
Meta Platforms, Inc., Class A
(a)
................ 445 131,671
ZoomInfo Technologies, Inc. ................. 514 9,263
482,387
a
IT Services  — 1.3%
Accenture PLC, Class A .................... 83 26,873
Gartner, Inc.
(a)
........................... 21 7,343
MongoDB, Inc., Class A
(a)
................... 31 11,820
Okta, Inc., Class A
(a)
....................... 66 5,512
Snowflake, Inc., Class A
(a)
................... 53 8,313
Twilio, Inc., Class A ....................... 108 6,881
66,742
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc. ................... 103 12,470
Danaher Corp. .......................... 156 41,340
Mettler-Toledo International, Inc.
(a)
............. 8 9,708
Repligen Corp.
(a)(b)
........................ 30 5,217
Thermo Fisher Scientific, Inc. ................. 17 9,471
Waters Corp.
(a)
.......................... 67 18,814
West Pharmaceutical Services, Inc. ............ 20 8,138
105,158
a
Machinery  — 1.1%
Deere & Co. ............................ 70 28,766
Graco, Inc. ............................. 77 6,078
IDEX Corp. ............................. 57 12,905
Toro Co. (The) ........................... 49 5,014
52,763
a
Metals & Mining  — 0.3%
Nucor Corp. ............................ 46 7,917
Steel Dynamics, Inc. ....................... 46 4,903
12,820
a
Oil, Gas & Consumable Fuels  — 1.5%
Cheniere Energy, Inc. ...................... 132 21,542
Hess Corp. ............................. 275 42,488
Ovintiv, Inc. ............................. 197 9,251
73,281
a
Pharmaceuticals  — 3.2%
Eli Lilly & Co. ........................... 195 108,069
Zoetis, Inc., Class A ....................... 286 54,486
162,555
a
Professional Services  — 2.3%
Automatic Data Processing, Inc. ............... 298 75,874
Broadridge Financial Solutions, Inc. ............ 110 20,483
Ceridian HCM Holding, Inc.
(a)
................. 98 7,107
Paylocity Holding Corp. ..................... 25 5,013
Robert Half, Inc. ......................... 64 4,733
113,210
a
Real Estate Management & Development  — 0.6%
CBRE Group, Inc., Class A
(a)
................. 374 31,809
a
Semiconductors & Semiconductor Equipment  — 8.3%
Advanced Micro Devices, Inc.
(a)
............... 384 40,597
Applied Materials, Inc. ..................... 181 27,650
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.
(a)
..................... 37 $ 4,682
First Solar, Inc. .......................... 37 6,997
NVIDIA Corp. ........................... 602 297,117
NXP Semiconductors NV ................... 170 34,972
ON Semiconductor Corp.
(a)
.................. 51 5,021
417,036
a
Software  — 20.4%
Adobe, Inc.
(a)
............................ 142 79,426
ANSYS, Inc.
(a)
........................... 47 14,987
Atlassian Corp., Class A .................... 55 11,223
Autodesk, Inc.
(a)
.......................... 165 36,620
Black Knight, Inc. ......................... 65 4,924
Cadence Design Systems, Inc.
(a)
.............. 87 20,918
Fair Isaac Corp.
(a)
......................... 6 5,428
HubSpot, Inc.
(a)
.......................... 19 10,384
Intuit, Inc. .............................. 96 52,014
Microsoft Corp. .......................... 1,737 569,319
Oracle Corp. ............................ 94 11,317
Palo Alto Networks, Inc.
(a)
................... 80 19,464
PTC, Inc.
(a)
............................. 87 12,804
Salesforce, Inc.
(a)
......................... 266 58,908
ServiceNow, Inc.
(a)
........................ 53 31,208
Splunk, Inc.
(a)
........................... 53 6,427
Synopsys, Inc.
(a)
......................... 54 24,780
VMware, Inc., Class A
(a)
.................... 122 20,591
Workday, Inc., Class A
(a)
.................... 131 32,030
1,022,772
a
Specialized REITs  — 1.3%
American Tower Corp. ..................... 105 19,038
Equinix, Inc. ............................ 44 34,381
SBA Communications Corp., Class A ............ 64 14,370
67,789
a
Specialty Retail  — 0.9%
AutoZone, Inc.
(a)
......................... 2 5,063
Burlington Stores, Inc. ..................... 42 6,815
Tractor Supply Co. ........................ 85 18,572
Ulta Beauty, Inc.
(a)
........................ 32 13,281
43,731
a
Technology Hardware, Storage & Peripherals  — 13.1%
Apple, Inc. ............................. 3,512 659,799
a
Textiles, Apparel & Luxury Goods  — 0.6%
Deckers Outdoor Corp.
(a)
.................... 27 14,285
Lululemon Athletica, Inc.
(a)
................... 25 9,532
Nike, Inc., Class B ........................ 83 8,442
32,259
a
Trading Companies & Distributors  — 0.6%
United Rentals, Inc. ....................... 11 5,242
WW Grainger, Inc. ........................ 34 24,281
29,523
a
Total Long-Term Investments — 99.9%
(Cost: $4,040,237) .................................. 5,017,245

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.52%
(c)(d)(e)
...................... 4,210 $ 4,212
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.31%
(c)(d)
............................ 6,805 6,805
a
Total Short-Term Securities — 0.2%
(Cost: $11,016) .................................... 11,017
Total Investments — 100.1%
(Cost: $4,051,253) .................................. 5,028,262
Liabilities in Excess of Other Assets — (0.1)% ............... (7,469)
Net Assets — 100.0% ................................. $ 5,020,793
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
01/31/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 4,236
(b)
$ — $ (25) $ 1 $ 4,212 4,210 $ 15
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . — 6,805
(b)
— — — 6,805 6,805 127 —
$ (25) $ 1
$ 11,017
$ 142 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,017,245  $ —  $ —  $ 5,017,245
Short-Term Securities
Money Market Funds ...................................... 11,017  —  —  11,017
$ 5,028,262  $ —  $ —  $ 5,028,262

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
AeroVironment, Inc. ....................... 9,400 $ 912,082
BWX Technologies, Inc. .................... 46,922 3,460,967
Curtiss-Wright Corp. ....................... 17,017 3,539,366
Ducommun, Inc. ......................... 15,821 719,381
Hexcel Corp. ............................ 48,689 3,568,904
Kaman Corp. , Class A ...................... 32,223 722,762
Kratos Defense & Security Solutions, Inc.
(a)
....... 57,043 917,822
Leonardo DRS, Inc.
(a)
...................... 42,821 733,096
Mercury Systems, Inc.
(a)
.................... 37,566 1,474,465
Moog, Inc. , Class A ....................... 21,344 2,479,319
Rocket Lab USA, Inc. ...................... 117,850 743,633
Spirit AeroSystems Holdings, Inc. , Class A ........ 31,841 678,850
V2X, Inc.
(a)
............................. 19,338 972,895
Woodward, Inc. .......................... 16,458 2,129,171
23,052,713
a
Air Freight & Logistics  —  0 .3%
GXO Logistics, Inc.
(a)
...................... 47,891 3,063,587
Hub Group, Inc. , Class A
(b)
................... 8,892 693,932
3,757,519
a
Automobile Components  —  1 .1%
Adient PLC ............................. 17,886 700,595
American Axle & Manufacturing Holdings, Inc. ..... 95,289 719,432
Autoliv, Inc. ............................. 8,965 874,984
Dana, Inc. .............................. 62,721 1,010,435
Dorman Products, Inc. ..................... 8,536 704,305
Fox Factory Holding Corp. ................... 10,698 1,185,445
Gentherm, Inc.
(b)
......................... 17,851 1,074,809
Goodyear Tire & Rubber Co. (The) ............. 60,681 783,392
LCI Industries ........................... 17,642 2,210,190
Luminar Technologies, Inc. , Class A
(a)
........... 117,704 677,975
Modine Manufacturing Co.
(a)
................. 31,605 1,504,082
QuantumScape Corp. , Class A
(a)
............... 99,004 706,889
Visteon Corp. ........................... 15,209 2,118,157
XPEL, Inc. ............................. 11,787 981,857
15,252,547
a
Automobiles  —  0 .6%
Fisker, Inc. , Class A
(a)
...................... 121,333 712,225
Harley-Davidson, Inc. ...................... 91,967 3,103,886
Thor Industries, Inc. ....................... 22,802 2,390,106
Winnebago Industries, Inc. .................. 26,824 1,739,536
7,945,753
a
Banks  —  6 .1%
Amalgamated Financial Corp. ................ 63,233 1,133,135
Ameris Bancorp .......................... 26,395 1,075,596
Associated Banc-Corp. ..................... 76,718 1,329,523
Atlantic Union Bankshares Corp. .............. 60,544 1,797,551
Banc of California, Inc. ..................... 62,792 786,784
Bancorp, Inc. (The)
(b)
...................... 28,777 1,056,404
Bank of Hawaii Corp. ...................... 25,147 1,351,400
Bank OZK ............................. 69,426 2,788,842
Banner Corp. ........................... 36,335 1,582,389
Berkshire Hills Bancorp, Inc. ................. 28,124 587,792
BOK Financial Corp. ....................... 12,263 1,019,178
Byline Bancorp, Inc. ....................... 40,293 853,406
Cadence Bank .......................... 69,173 1,582,678
Cambridge Bancorp ....................... 15,000 798,150
Camden National Corp. .................... 25,783 845,425
Central Pacific Financial Corp. ................ 25,237 428,272
Columbia Banking System, Inc. ............... 103,189 2,113,311
Security Shares Value
a
Banks (continued)
Comerica, Inc. ........................... 63,445 $ 3,052,339
Community Bank System, Inc. ................ 20,089 955,232
Cullen/Frost Bankers, Inc. ................... 12,041 1,138,236
Customers Bancorp, Inc.
(b)
................... 19,425 682,595
East West Bancorp, Inc. .................... 67,918 3,758,582
Eastern Bankshares, Inc. ................... 61,686 830,294
Enterprise Financial Services Corp. ............ 29,636 1,147,210
First BanCorp ........................... 63,548 880,775
First Financial Bancorp ..................... 53,466 1,111,023
First Financial Bankshares, Inc. ............... 31,813 913,669
First Hawaiian, Inc. ....................... 85,127 1,609,752
First Interstate BancSystem, Inc. , Class A ........ 82,127 2,127,911
FNB Corp. ............................. 130,932 1,522,739
Fulton Financial Corp. ...................... 103,079 1,374,043
Glacier Bancorp, Inc. ...................... 96,127 2,903,997
Hancock Whitney Corp. .................... 50,862 2,098,057
Hanmi Financial Corp. ..................... 40,735 705,530
Independent Bank Corp. .................... 59,866 1,756,073
International Bancshares Corp. ............... 22,937 1,027,119
National Bank Holdings Corp. , Class A .......... 21,142 666,819
NBT Bancorp, Inc. ........................ 23,129 796,100
New York Community Bancorp, Inc. ............ 161,991 1,989,249
OceanFirst Financial Corp. .................. 49,801 840,143
Old National Bancorp ...................... 179,164 2,734,043
Pinnacle Financial Partners, Inc. ............... 41,158 2,739,476
Popular, Inc. ............................ 18,772 1,281,752
Provident Financial Services, Inc. .............. 28,411 468,213
Renasant Corp. .......................... 32,913 916,627
Sandy Spring Bancorp, Inc. .................. 41,431 921,425
ServisFirst Bancshares, Inc. ................. 14,912 835,668
SouthState Corp. ......................... 30,915 2,235,154
Synovus Financial Corp. .................... 114,959 3,559,131
Texas Capital Bancshares, Inc. ............... 15,993 998,603
UMB Financial Corp. ...................... 40,077 2,533,267
United Bankshares, Inc. .................... 47,610 1,432,109
United Community Banks, Inc. ................ 34,109 920,943
Valley National Bancorp .................... 245,600 2,254,608
Veritex Holdings, Inc. ...................... 38,145 717,507
Western Alliance Bancorp ................... 43,987 2,199,790
Wintrust Financial Corp. .................... 12,188 945,911
WSFS Financial Corp. ..................... 11,214 440,710
Zions Bancorp NA ........................ 82,529 2,929,780
86,082,040
a
Beverages  —  0 .3%
Celsius Holdings, Inc.
(a)
..................... 16,080 3,152,323
MGP Ingredients, Inc.
(a)
..................... 6,279 752,852
3,905,175
a
Biotechnology  —  4 .4%
89Bio, Inc. ............................. 40,972 702,260
ACADIA Pharmaceuticals, Inc.
(b)
............... 27,069 731,404
Akero Therapeutics, Inc. .................... 15,026 745,740
Alector, Inc.
(b)
........................... 98,195 535,163
Alkermes PLC
(b)
.......................... 56,584 1,651,687
AnaptysBio, Inc.
(a)
........................ 34,422 677,425
Anavex Life Sciences Corp.
(a)
................. 84,118 664,532
Apellis Pharmaceuticals, Inc.
(a)
................ 24,286 1,025,112
Arcellx, Inc. ............................. 19,371 694,257
Arcturus Therapeutics Holdings, Inc.
(a)
........... 21,964 666,607
Arcutis Biotherapeutics, Inc. ................. 94,314 805,442
Arrowhead Pharmaceuticals, Inc.
(b)
............. 29,823 824,308
Aurinia Pharmaceuticals, Inc. ................. 71,609 649,494
Beam Therapeutics, Inc. .................... 29,405 681,608

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Biotechnology (continued)
Biohaven Ltd. ........................... 42,350 $ 774,581
Blueprint Medicines Corp. ................... 13,487 672,462
Bridgebio Pharma, Inc. ..................... 25,136 751,818
Celldex Therapeutics, Inc. ................... 22,697 633,246
Cerevel Therapeutics Holdings, Inc. ............ 31,339 742,734
Crinetics Pharmaceuticals, Inc.
(a)
.............. 42,606 737,936
CRISPR Therapeutics AG
(a)
.................. 33,758 1,688,238
Cytokinetics, Inc. ......................... 32,720 1,143,237
Denali Therapeutics, Inc. .................... 43,418 1,002,522
Dynavax Technologies Corp.
(a) (b)
............... 47,164 677,275
Editas Medicine, Inc.
(a)
..................... 80,370 716,097
Exelixis, Inc. ............................ 70,849 1,586,309
Geron Corp. ............................ 259,609 630,850
Halozyme Therapeutics, Inc.
(b)
................ 47,145 2,006,491
Ideaya Biosciences, Inc. .................... 38,067 1,117,647
ImmunoGen, Inc.
(a)
........................ 67,777 1,073,588
Immunovant, Inc. ......................... 33,051 750,588
Insmed, Inc. ............................ 34,478 754,723
Intellia Therapeutics, Inc.
(b)
.................. 31,243 1,170,988
Ionis Pharmaceuticals, Inc. .................. 17,786 716,242
Iovance Biotherapeutics, Inc. ................. 109,341 660,420
Karuna Therapeutics, Inc. ................... 12,127 2,276,966
Keros Therapeutics, Inc. .................... 19,211 674,498
Krystal Biotech, Inc.
(a)
...................... 7,597 945,675
Kura Oncology, Inc. ....................... 62,942 625,014
Kymera Therapeutics, Inc.
(a)
.................. 33,801 644,923
Madrigal Pharmaceuticals, Inc. ................ 3,771 678,780
MannKind Corp. ......................... 142,328 656,132
Merus NV .............................. 31,866 712,842
Mirati Therapeutics, Inc.
(b)
................... 19,407 721,940
Morphic Holding, Inc. ...................... 12,570 692,356
Myriad Genetics, Inc.
(b)
..................... 38,823 692,991
Natera, Inc. ............................. 27,897 1,638,391
Nurix Therapeutics, Inc. .................... 80,530 684,505
Point Biopharma Global, Inc.
(a)
................ 83,081 661,325
Protagonist Therapeutics, Inc. ................ 35,022 694,136
Prothena Corp. PLC
(b)
...................... 23,324 1,231,974
PTC Therapeutics, Inc. ..................... 17,584 694,568
Recursion Pharmaceuticals, Inc. , Class A ......... 77,676 675,781
Replimune Group, Inc. ..................... 34,720 708,982
Revolution Medicines, Inc. ................... 23,454 796,732
Rhythm Pharmaceuticals, Inc. ................ 1,118 29,079
Rocket Pharmaceuticals, Inc. ................. 43,467 680,259
Roivant Sciences, Ltd. ..................... 100,491 1,162,681
Sarepta Therapeutics, Inc.
(a)
................. 25,728 3,113,345
SpringWorks Therapeutics, Inc. ............... 24,679 695,454
Syndax Pharmaceuticals, Inc. ................ 37,150 687,647
Ultragenyx Pharmaceutical, Inc. ............... 29,559 1,087,476
Vaxcyte, Inc. ............................ 32,257 1,674,783
Verve Therapeutics, Inc. .................... 49,131 632,316
Viking Therapeutics, Inc.
(a)
................... 47,962 662,355
Vir Biotechnology, Inc.
(b)
.................... 54,979 696,034
Viridian Therapeutics, Inc. ................... 34,478 626,465
Xencor, Inc.
(a) (b)
.......................... 31,176 685,248
Xenon Pharmaceuticals, Inc. ................. 29,545 1,151,664
Zentalis Pharmaceuticals, Inc. ................ 26,893 714,278
62,470,626
a
Broadline Retail  —  0 .3%
Kohl's Corp. ............................ 34,960 931,334
Macy's, Inc. ............................ 133,149 1,628,412
Nordstrom, Inc. .......................... 51,198 830,432
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 13,701 1,056,073
4,446,251
a
Security Shares Value
a
Building Products  —  1 .5%
AAON, Inc. ............................. 35,415 $ 2,233,270
Advanced Drainage Systems, Inc.
(a)
............ 29,582 3,791,229
Armstrong World Industries, Inc. ............... 29,786 2,281,310
AZEK Co., Inc. (The) , Class A ................ 47,776 1,624,862
AZZ, Inc. .............................. 25,864 1,269,922
Gibraltar Industries, Inc. .................... 9,745 731,167
Hayward Holdings, Inc. ..................... 49,115 726,902
JELD-WEN Holding, Inc.
(b)
................... 47,283 713,028
Masonite International Corp. ................. 6,678 685,897
Resideo Technologies, Inc. .................. 109,498 1,846,136
Simpson Manufacturing Co., Inc. .............. 9,538 1,523,791
Trex Co., Inc.
(a)
.......................... 35,894 2,561,755
UFP Industries, Inc. ....................... 7,898 824,156
Zurn Elkay Water Solutions Corp. .............. 29,630 877,641
21,691,066
a
Capital Markets  —  1 .7%
Affiliated Managers Group, Inc. ............... 20,570 2,756,586
Artisan Partners Asset Management, Inc. , Class A ... 34,501 1,325,528
Donnelley Financial Solutions, Inc.
(b)
............ 26,866 1,323,688
Evercore, Inc. , Class A ..................... 7,776 1,089,029
Hamilton Lane, Inc. , Class A ................. 8,104 751,970
Interactive Brokers Group, Inc. , Class A .......... 29,788 2,713,091
Janus Henderson Group PLC ................ 180,751 4,965,230
Jefferies Financial Group, Inc. ................ 31,461 1,122,843
Morningstar, Inc. ......................... 10,680 2,484,916
PJT Partners, Inc. , Class A .................. 12,277 969,760
Stifel Financial Corp. ...................... 27,730 1,803,004
Victory Capital Holdings, Inc. , Class A ........... 23,226 799,439
Virtus Investment Partners, Inc. ............... 8,846 1,832,007
23,937,091
a
Chemicals  —  2 .0%
Ashland, Inc. ............................ 10,490 908,749
Avient Corp. ............................ 33,740 1,353,311
Axalta Coating Systems Ltd.
(b)
................ 139,655 3,952,236
Balchem Corp. .......................... 14,268 2,004,654
Cabot Corp. ............................ 16,958 1,228,777
Chemours Co. (The) ....................... 55,460 1,886,749
Element Solutions, Inc. ..................... 34,783 717,225
Ginkgo Bioworks Holdings, Inc. , Class A
(a)
........ 411,663 963,291
Hawkins, Inc. ........................... 19,447 1,209,409
HB Fuller Co. ........................... 16,154 1,171,650
Huntsman Corp. ......................... 40,899 1,139,855
Innospec, Inc. ........................... 17,284 1,856,647
Koppers Holdings, Inc. ..................... 44,572 1,706,662
Livent Corp. ............................ 58,229 1,250,177
Minerals Technologies, Inc. .................. 22,634 1,382,937
Orion SA .............................. 34,688 784,643
Scotts Miracle-Gro Co. (The) , Class A ........... 13,810 782,475
Sensient Technologies Corp. ................. 15,790 972,822
Stepan Co. ............................. 22,412 1,955,895
Trinseo PLC ............................ 58,813 619,301
Tronox Holdings PLC ...................... 67,365 918,859
28,766,324
a
Commercial Services & Supplies  —  1 .1%
ABM Industries, Inc. ....................... 25,833 1,173,335
ACCO Brands Corp. ....................... 136,125 725,546
ACV Auctions, Inc. , Class A .................. 43,360 728,882
Clean Harbors, Inc. ....................... 7,307 1,237,367
Deluxe Corp. ............................ 39,799 804,736
Healthcare Services Group, Inc. ............... 58,349 673,931
HNI Corp. .............................. 26,127 855,921
Interface, Inc. ........................... 72,054 744,318

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
Liquidity Services, Inc. ..................... 39,757 $ 725,565
Matthews International Corp. , Class A ........... 22,103 932,305
MillerKnoll, Inc. .......................... 37,491 716,078
Montrose Environmental Group, Inc. ............ 18,031 693,112
MSA Safety, Inc. ......................... 12,325 2,251,531
OPENLANE, Inc.
(a)
........................ 76,845 1,199,550
Pitney Bowes, Inc. ........................ 26,949 88,662
Tetra Tech, Inc. .......................... 9,300 1,463,355
VSE Corp. ............................. 13,247 751,767
15,765,961
a
Communications Equipment  —  0 .8%
ADTRAN Holdings, Inc. .................... 85,963 734,984
Calix, Inc. .............................. 24,967 1,161,215
Ciena Corp. ............................ 46,162 2,307,177
CommScope Holding Co., Inc. ................ 204,534 683,143
Digi International, Inc. ...................... 22,427 748,613
Extreme Networks, Inc. ..................... 24,128 662,314
Harmonic, Inc. ........................... 87,984 939,669
Infinera Corp.
(a)
.......................... 174,320 815,818
Lumentum Holdings, Inc. .................... 24,908 1,348,270
Ribbon Communications, Inc. ................ 240,946 713,200
Viasat, Inc. ............................. 24,624 683,070
10,797,473
a
Construction & Engineering  —  2 .3%
API Group Corp. ......................... 35,429 997,326
Arcosa, Inc. ............................ 19,107 1,494,550
Argan, Inc. ............................. 19,717 837,578
Comfort Systems USA, Inc. .................. 20,236 3,734,959
Dycom Industries, Inc. ..................... 10,342 1,033,476
EMCOR Group, Inc. ....................... 24,674 5,533,144
Fluor Corp. ............................. 27,512 962,645
Granite Construction, Inc. ................... 22,694 937,035
Great Lakes Dredge & Dock Corp. ............. 80,362 709,596
MasTec, Inc. ............................ 22,166 2,205,295
MDU Resources Group, Inc. ................. 163,824 3,335,457
MYR Group, Inc.
(b)
........................ 18,809 2,672,195
Primoris Services Corp. .................... 31,478 1,113,377
Sterling Infrastructure, Inc.
(a) (b)
................ 16,197 1,340,464
Valmont Industries, Inc. ..................... 7,630 1,934,205
WillScot Mobile Mini Holdings Corp. , Class A ...... 96,086 3,941,448
32,782,750
a
Construction Materials  —  0 .4%
Knife River Corp. ......................... 24,868 1,279,707
Summit Materials, Inc. , Class A ............... 103,694 3,879,193
5,158,900
a
Consumer Finance  —  0 .8%
Bread Financial Holdings, Inc. ................ 18,136 681,551
Credit Acceptance Corp.
(a)
................... 1,451 728,068
Encore Capital Group, Inc. .................. 30,009 1,406,222
Green Dot Corp. , Class A
(b)
.................. 13,074 194,018
OneMain Holdings, Inc. ..................... 53,894 2,237,140
PRA Group, Inc. ......................... 35,466 690,878
PROG Holdings, Inc.
(b)
..................... 20,404 699,857
SLM Corp. ............................. 117,597 1,674,581
SoFi Technologies, Inc. ..................... 259,634 2,248,430
Upstart Holdings, Inc.
(a)
..................... 20,728 666,820
11,227,565
a
Consumer Staples Distribution & Retail  —  1 .4%
Andersons, Inc. (The) ...................... 19,947 1,024,478
BJ's Wholesale Club Holdings, Inc. ............. 48,415 3,262,687
Casey's General Stores, Inc. ................. 20,965 5,124,056
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Grocery Outlet Holding Corp.
(a)
................ 24,473 $ 754,992
PriceSmart, Inc. .......................... 11,641 925,227
SpartanNash Co. ......................... 32,268 702,152
Sprouts Farmers Market, Inc.
(a) (b)
.............. 78,340 3,195,488
U.S. Foods Holding Corp.
(b)
.................. 108,636 4,392,153
United Natural Foods, Inc.
(b)
.................. 36,084 726,371
20,107,604
a
Containers & Packaging  —  1 .0%
AptarGroup, Inc. ......................... 28,973 3,840,661
Berry Global Group, Inc. .................... 31,725 2,072,911
Graphic Packaging Holding Co. ............... 171,267 3,808,978
Greif, Inc. , Class A ........................ 10,579 767,930
Greif, Inc. , Class B ........................ 12,810 954,729
Myers Industries, Inc. ...................... 41,294 776,740
O-I Glass, Inc. ........................... 35,789 710,770
Sonoco Products Co. ...................... 23,780 1,366,161
14,298,880
a
Diversified Consumer Services  —  1 .3%
ADT, Inc. .............................. 166,954 1,071,845
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 28,152 2,658,112
Carriage Services, Inc. ..................... 23,076 711,202
Chegg, Inc. ............................. 112,962 1,153,342
Coursera, Inc. ........................... 44,321 770,742
Duolingo, Inc. , Class A ..................... 7,095 1,044,100
European Wax Center, Inc. , Class A ............ 42,634 740,126
Frontdoor, Inc.
(b)
.......................... 49,325 1,618,847
Grand Canyon Education, Inc.
(b)
............... 8,027 941,166
H&R Block, Inc. .......................... 65,230 2,607,895
Rover Group, Inc. , Class A .................. 109,520 741,450
Service Corp. International .................. 58,332 3,681,333
Stride, Inc. ............................. 18,677 793,586
18,533,746
a
Diversified REITs  —  0 .3%
American Assets Trust, Inc. .................. 35,252 754,745
Empire State Realty Trust, Inc. , Class A .......... 125,960 1,099,631
Essential Properties Realty Trust, Inc. ........... 80,307 1,928,974
3,783,350
a
Diversified Telecommunication Services  —  0 .5%
Cogent Communications Holdings, Inc. .......... 14,279 1,007,812
Frontier Communications Parent, Inc.
(a) (b)
......... 54,575 874,291
Iridium Communications, Inc. ................. 56,940 2,787,213
Liberty Latin America, Ltd. , Class C ............. 79,162 709,292
Lumen Technologies, Inc. ................... 428,363 681,097
Radius Global Infrastructure, Inc. , Class A ........ 73,665 1,099,082
7,158,787
a
Electric Utilities  —  0 .1%
Hawaiian Electric Industries, Inc. .............. 142,910 2,003,598
a
Electrical Equipment  —  2 .0%
Acuity Brands, Inc. ........................ 20,108 3,243,018
Array Technologies, Inc. .................... 56,774 1,411,969
Atkore, Inc.
(b)
............................ 18,449 2,840,593
Bloom Energy Corp. , Class A
(a)
................ 56,025 839,815
ChargePoint Holdings, Inc. , Class A
(a)
........... 98,260 703,542
Enovix Corp.
(a)
........................... 49,312 679,519
FREYR Battery SA
(a)
...................... 101,600 632,968
NEXTracker, Inc. , Class A ................... 18,818 792,614
nVent Electric PLC ........................ 61,631 3,484,617
Plug Power, Inc.
(a)
........................ 213,425 1,805,576
Regal Rexnord Corp.
(a)
..................... 23,523 3,815,195
Shoals Technologies Group, Inc. , Class A ........ 49,797 980,005

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Electrical Equipment (continued)
Stem, Inc.
(a)
............................. 135,141 $ 687,868
SunPower Corp.
(a)
........................ 97,456 697,785
Sunrun, Inc.
(a)
........................... 92,005 1,438,038
Vertiv Holdings Co. , Class A ................. 103,555 4,079,031
28,132,153
a
Electronic Equipment, Instruments & Components  —  3 .5%
Advanced Energy Industries, Inc. .............. 14,646 1,729,253
Avnet, Inc. ............................. 63,340 3,214,505
Badger Meter, Inc.
(a)
....................... 25,734 4,273,903
Belden, Inc. ............................ 17,873 1,678,275
Benchmark Electronics, Inc. ................. 61,596 1,585,481
Coherent Corp. .......................... 47,065 1,771,056
CTS Corp. ............................. 24,351 1,087,272
ePlus, Inc.
(b)
............................ 14,976 994,107
Fabrinet ............................... 8,658 1,391,947
Flex Ltd. ............................... 200,840 5,541,176
Insight Enterprises, Inc.
(b)
................... 18,315 2,932,048
Itron, Inc. .............................. 30,939 2,116,537
Kimball Electronics, Inc. .................... 42,489 1,282,743
Knowles Corp.
(b)
......................... 48,733 781,190
Littelfuse, Inc. ........................... 9,257 2,472,359
Methode Electronics, Inc. ................... 23,812 767,937
Mirion Technologies, Inc. , Class A .............. 92,875 793,152
National Instruments Corp. .................. 48,778 2,907,169
Novanta, Inc. ........................... 17,712 2,957,550
OSI Systems, Inc.
(b)
....................... 5,939 809,783
PAR Technology Corp.
(a)
.................... 20,199 878,252
Plexus Corp. ............................ 21,689 2,202,518
Rogers Corp. ........................... 9,949 1,437,730
ScanSource, Inc. ......................... 25,961 851,002
Vontier Corp. ............................ 67,086 2,107,171
48,564,116
a
Energy Equipment & Services  —  1 .9%
Archrock, Inc. ........................... 108,922 1,393,112
Cactus, Inc. , Class A ...................... 28,727 1,532,298
ChampionX Corp. ........................ 91,470 3,301,152
Core Laboratories, Inc.
(a)
.................... 48,544 1,166,998
Dril-Quip, Inc. ........................... 32,053 884,022
Expro Group Holdings NV
(b)
.................. 50,220 1,180,672
Helix Energy Solutions Group, Inc.
(b)
............ 72,703 737,209
Helmerich & Payne, Inc. .................... 17,184 687,188
Noble Corp. PLC , Class A ................... 22,220 1,171,883
NOV, Inc. .............................. 163,651 3,457,946
Oceaneering International, Inc. ................ 53,012 1,208,144
TechnipFMC PLC ........................ 232,126 4,419,679
Transocean, Ltd.
(a)
........................ 178,563 1,460,645
Valaris, Ltd.
(b)
........................... 12,820 965,602
Weatherford International PLC
(b)
............... 27,968 2,475,727
26,042,277
a
Entertainment  —  0 .4%
AMC Entertainment Holdings, Inc. , Class A
(a)
...... 57,673 723,796
Cinemark Holdings, Inc.
(a)
................... 39,873 649,133
Endeavor Group Holdings, Inc. , Class A
(a)
........ 27,436 600,574
IMAX Corp. ............................. 51,311 981,579
Lions Gate Entertainment Corp. , Class A ......... 96,012 760,415
World Wrestling Entertainment, Inc. , Class A ...... 13,868 1,338,955
5,054,452
a
Financial Services  —  2 .1%
Affirm Holdings, Inc. , Class A
(a)
................ 58,324 1,213,722
A-Mark Precious Metals, Inc. ................. 19,659 670,765
AvidXchange Holdings, Inc. .................. 72,159 741,795
Security Shares Value
a
Financial Services (continued)
Essent Group Ltd. ........................ 25,765 $ 1,293,918
Euronet Worldwide, Inc. .................... 8,178 714,430
EVERTEC, Inc. .......................... 21,759 861,004
Federal Agricultural Mortgage Corp. , Class C ...... 7,609 1,280,747
Flywire Corp. ........................... 31,624 1,093,558
Jackson Financial, Inc. , Class A ............... 30,440 1,144,544
Marqeta, Inc. , Class A ...................... 131,277 807,354
MGIC Investment Corp. .................... 171,392 3,013,071
Mr Cooper Group, Inc.
(a) (b)
................... 14,975 848,484
PennyMac Financial Services, Inc. ............. 23,357 1,676,332
Radian Group, Inc. ........................ 56,186 1,521,517
Remitly Global, Inc. ....................... 33,868 851,780
Rocket Companies, Inc. , Class A .............. 68,876 735,596
Shift4 Payments, Inc. , Class A ................ 12,871 730,944
Voya Financial, Inc. ....................... 50,184 3,496,821
Walker & Dunlop, Inc. ...................... 10,156 866,713
Western Union Co. (The) ................... 144,163 1,780,413
WEX, Inc. .............................. 21,435 4,205,118
29,548,626
a
Food Products  —  1 .2%
Cal-Maine Foods, Inc. ...................... 14,782 706,432
Flowers Foods, Inc. ....................... 106,966 2,520,119
Fresh Del Monte Produce, Inc. ................ 27,331 698,307
Freshpet, Inc. ........................... 22,843 1,724,875
Hain Celestial Group, Inc. (The) ............... 101,299 1,072,756
Hostess Brands, Inc. , Class A ................ 36,533 1,040,460
Ingredion, Inc. ........................... 45,462 4,678,494
Lancaster Colony Corp. .................... 3,703 611,699
Mission Produce, Inc.
(a)
..................... 70,226 668,551
Post Holdings, Inc.
(a) (b)
...................... 11,247 1,008,968
Simply Good Foods Co. (The) ................ 20,311 732,821
TreeHouse Foods, Inc. ..................... 28,446 1,323,308
Vital Farms, Inc. ......................... 55,361 652,153
17,438,943
a
Gas Utilities  —  1 .3%
Chesapeake Utilities Corp. .................. 8,459 931,336
National Fuel Gas Co. ..................... 39,628 2,129,609
New Jersey Resources Corp. ................. 74,909 3,158,913
Northwest Natural Holding Co. ................ 38,612 1,516,679
ONE Gas, Inc. ........................... 48,656 3,526,100
Southwest Gas Holdings, Inc. ................ 30,016 1,858,891
Spire, Inc. .............................. 30,912 1,805,570
UGI Corp. .............................. 130,912 3,296,364
18,223,462
a
Ground Transportation  —  1 .7%
ArcBest Corp. ........................... 13,451 1,420,291
Avis Budget Group, Inc. .................... 9,254 1,974,711
Hertz Global Holdings, Inc.
(a)
................. 64,468 1,092,733
Landstar System, Inc. ...................... 22,285 4,229,916
Lyft, Inc. , Class A
(a)
........................ 96,591 1,137,842
RXO, Inc. .............................. 70,282 1,270,699
Ryder System, Inc. ........................ 23,602 2,376,721
Saia, Inc.
(a)
............................. 9,702 4,134,992
Schneider National, Inc. , Class B .............. 39,559 1,143,651
Werner Enterprises, Inc. .................... 45,432 1,890,425
XPO, Inc.
(a)
............................. 36,174 2,699,666
23,371,647
a
Health Care Equipment & Supplies  —  3 .3%
Alphatec Holdings, Inc.
(a)
.................... 46,818 765,474
AngioDynamics, Inc. ....................... 80,795 648,784
Artivion, Inc.
(b)
........................... 42,118 712,637

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
AtriCure, Inc. ............................ 22,221 $ 1,003,278
CONMED Corp.
(a)
........................ 11,132 1,240,773
Embecta Corp. .......................... 40,363 739,854
Enovis Corp. ............................ 17,183 962,935
Envista Holdings Corp. ..................... 58,113 1,860,778
Establishment Labs Holdings, Inc. ............. 12,364 746,415
Glaukos Corp.
(a)
.......................... 19,791 1,487,096
Globus Medical, Inc. , Class A ................. 14,858 803,818
Haemonetics Corp.
(b)
...................... 20,994 1,883,792
ICU Medical, Inc. ......................... 5,328 772,720
Inari Medical, Inc. ........................ 22,421 1,493,687
Inspire Medical Systems, Inc.
(b)
............... 8,950 2,030,576
Integer Holdings Corp.
(b)
.................... 16,310 1,391,406
Integra LifeSciences Holdings Corp. ............ 33,181 1,411,520
iRhythm Technologies, Inc. .................. 8,063 833,472
Lantheus Holdings, Inc.
(b)
................... 22,220 1,520,737
LivaNova PLC ........................... 14,810 822,695
Masimo Corp. ........................... 6,162 704,193
Merit Medical Systems, Inc.
(b)
................. 32,833 2,143,338
Neogen Corp.
(b)
.......................... 45,961 1,062,618
Novocure Ltd. ........................... 34,191 754,253
Omnicell, Inc. ........................... 21,938 1,247,395
OraSure Technologies, Inc. .................. 103,533 668,823
Orthofix Medical, Inc. ...................... 36,869 780,148
Paragon 28, Inc. ......................... 52,038 745,705
Penumbra, Inc. .......................... 13,661 3,613,334
PROCEPT BioRobotics Corp. ................ 22,265 759,459
QuidelOrtho Corp.
(b)
....................... 16,599 1,367,094
RxSight, Inc. ............................ 22,969 666,331
Shockwave Medical, Inc. .................... 13,210 2,911,352
SI-BONE, Inc.
(a)
.......................... 32,106 734,585
Sight Sciences, Inc. ....................... 95,063 623,613
STAAR Surgical Co.
(a) (b)
..................... 16,375 710,020
Tandem Diabetes Care, Inc.
(b)
................ 29,963 819,788
TransMedics Group, Inc. .................... 10,390 681,896
Treace Medical Concepts, Inc. ................ 44,691 694,945
UFP Technologies, Inc.
(b)
.................... 4,356 765,393
Varex Imaging Corp. ....................... 35,542 699,111
46,285,841
a
Health Care Providers & Services  —  3 .2%
Acadia Healthcare Co., Inc. .................. 41,187 3,175,518
Accolade, Inc.
(a)
.......................... 52,554 708,953
Addus HomeCare Corp.
(b)
................... 7,543 661,521
Agiliti, Inc. .............................. 68,319 659,278
agilon health, Inc.
(a)
....................... 105,307 1,866,040
Amedisys, Inc. ........................... 13,766 1,290,563
AMN Healthcare Services, Inc.
(a) (b)
............. 23,463 2,073,660
Apollo Medical Holdings, Inc.
(a) (b)
............... 18,423 697,495
Brookdale Senior Living, Inc. ................. 169,718 721,302
Castle Biosciences, Inc. .................... 38,225 761,824
Chemed Corp. ........................... 4,154 2,124,522
CorVel Corp.
(b)
........................... 6,445 1,395,020
Cross Country Healthcare, Inc.
(b)
.............. 27,475 707,756
DocGo, Inc. ............................ 77,478 693,428
Encompass Health Corp. ................... 44,817 3,183,800
Enhabit, Inc.
(a)
........................... 58,447 748,706
Ensign Group, Inc. (The)
(a)
................... 24,084 2,413,698
Fulgent Genetics, Inc.
(b)
.................... 22,436 735,003
Guardant Health, Inc. ...................... 29,966 1,171,071
HealthEquity, Inc. ......................... 26,763 1,807,841
ModivCare, Inc.
(b)
......................... 17,676 567,400
National Research Corp. .................... 2,558 106,924
NeoGenomics, Inc. ....................... 65,276 981,098
Option Care Health, Inc.
(b)
................... 49,120 1,710,850
Security Shares Value
a
Health Care Providers & Services (continued)
Owens & Minor, Inc.
(b)
...................... 44,598 $ 753,706
Patterson Companies, Inc. .................. 82,968 2,492,359
Premier, Inc. , Class A ...................... 87,877 1,891,992
Privia Health Group, Inc.
(a)
................... 43,676 1,146,495
Progyny, Inc.
(b)
........................... 29,806 1,112,956
R1 RCM, Inc. ........................... 93,235 1,607,371
RadNet, Inc. ............................ 23,543 786,572
Select Medical Holdings Corp. ................ 28,814 841,657
Surgery Partners, Inc.
(a)
.................... 20,309 736,404
Tenet Healthcare Corp. ..................... 25,209 1,955,210
44,287,993
a
Health Care REITs  —  0 .6%
Medical Properties Trust, Inc. ................. 171,549 1,238,584
Omega Healthcare Investors, Inc. .............. 105,684 3,362,865
Physicians Realty Trust ..................... 215,050 2,991,345
Sabra Health Care REIT, Inc. ................. 67,649 847,642
8,440,436
a
Health Care Technology  —  0 .4%
Certara, Inc. ............................ 42,743 690,727
Doximity, Inc. , Class A
(a)
.................... 29,567 704,877
NextGen Healthcare, Inc. ................... 43,570 793,410
Schrodinger, Inc. ......................... 18,601 686,191
Teladoc Health, Inc.
(a) (b)
..................... 74,229 1,680,544
Veradigm, Inc. ........................... 54,932 734,990
5,290,739
a
Hotel & Resort REITs  —  0 .4%
DiamondRock Hospitality Co. ................. 90,512 729,527
Park Hotels & Resorts, Inc. .................. 85,617 1,098,466
Ryman Hospitality Properties, Inc. ............. 24,268 2,063,508
Summit Hotel Properties, Inc. ................. 123,253 716,100
Sunstone Hotel Investors, Inc. ................ 81,160 728,817
Xenia Hotels & Resorts, Inc. ................. 60,844 717,959
6,054,377
a
Hotels, Restaurants & Leisure  —  2 .6%
Accel Entertainment, Inc. , Class A ............. 109,123 1,297,472
Bloomin' Brands, Inc. ...................... 24,813 696,253
Boyd Gaming Corp. ....................... 23,757 1,588,631
Brinker International, Inc.
(a)
.................. 32,275 1,056,361
Cheesecake Factory, Inc. (The) ............... 22,285 709,777
Churchill Downs, Inc. ...................... 18,859 2,362,656
Dine Brands Global, Inc. .................... 13,843 758,320
Everi Holdings, Inc.
(b)
...................... 94,213 1,362,320
Hilton Grand Vacations, Inc. .................. 58,231 2,545,859
Jack in the Box, Inc. ....................... 8,584 689,896
Light & Wonder, Inc. ....................... 27,479 2,106,815
Marriott Vacations Worldwide Corp. ............. 16,772 1,822,949
Norwegian Cruise Line Holdings Ltd.
(b)
........... 136,504 2,261,871
Papa John's International, Inc. ................ 9,244 699,771
Penn Entertainment, Inc.
(a)
................... 30,615 725,269
Planet Fitness, Inc. , Class A ................. 41,103 2,499,062
Playa Hotels & Resorts NV .................. 94,804 707,238
SeaWorld Entertainment, Inc. ................ 21,134 1,029,226
Shake Shack, Inc. , Class A
(a)
................. 11,122 778,540
Six Flags Entertainment Corp. ................ 31,464 722,413
Target Hospitality Corp. ..................... 44,425 706,357
Texas Roadhouse, Inc. ..................... 11,705 1,218,491
Travel + Leisure Co. ....................... 43,454 1,746,851
Wendy's Co. (The) ........................ 82,827 1,639,146
Wingstop, Inc. ........................... 9,842 1,581,019
Wyndham Hotels & Resorts, Inc. .............. 32,966 2,485,307

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc. , Class A ............... 31,667 $ 685,907
36,483,777
a
Household Durables  —  2 .2%
Beazer Homes USA, Inc.
(b)
.................. 24,212 709,654
Cavco Industries, Inc. ...................... 2,614 730,665
Century Communities, Inc. .................. 20,230 1,502,077
Green Brick Partners, Inc.
(a)
.................. 14,332 708,861
Helen of Troy Ltd. ........................ 13,162 1,617,873
Installed Building Products, Inc. ............... 6,816 986,480
iRobot Corp. ............................ 21,064 819,179
KB Home .............................. 44,549 2,263,089
Leggett & Platt, Inc. ....................... 81,793 2,306,563
LGI Homes, Inc.
(a)
........................ 5,901 726,413
MDC Holdings, Inc. ....................... 16,295 773,198
Meritage Homes Corp. ..................... 17,076 2,374,247
Newell Brands, Inc. ....................... 134,939 1,427,655
Skyline Champion Corp. .................... 15,145 1,079,384
Sonos, Inc.
(a) (b)
........................... 84,413 1,163,211
Taylor Morrison Home Corp.
(b)
................ 39,566 1,875,428
Tempur Sealy International, Inc. ............... 50,557 2,362,023
Toll Brothers, Inc. ......................... 25,902 2,122,151
TopBuild Corp. .......................... 12,508 3,628,321
Tri Pointe Homes, Inc.
(b)
.................... 48,661 1,513,357
30,689,829
a
Household Products  —  0 .2%
Energizer Holdings, Inc. .................... 20,465 702,973
Spectrum Brands Holdings, Inc. ............... 8,637 718,339
WD-40 Co. ............................. 4,223 907,396
2,328,708
a
Independent Power and Renewable Electricity Producers  —  0 .5%
Clearway Energy, Inc. , Class A ................ 29,880 700,387
Clearway Energy, Inc. , Class C ............... 76,361 1,891,462
NextEra Energy Partners, LP ................. 44,929 2,241,059
Ormat Technologies, Inc. .................... 25,263 1,918,472
Sunnova Energy International, Inc.
(a) (b)
........... 57,998 806,752
7,558,132
a
Industrial REITs  —  0 .8%
Americold Realty Trust, Inc. .................. 75,380 2,536,537
EastGroup Properties, Inc. .................. 8,194 1,471,888
First Industrial Realty Trust, Inc. ............... 20,465 1,062,952
LXP Industrial Trust ....................... 79,018 775,957
Rexford Industrial Realty, Inc. ................ 78,938 4,220,815
STAG Industrial, Inc. ...................... 32,309 1,180,248
11,248,397
a
Insurance  —  2 .9%
Argo Group International Holdings, Ltd. .......... 35,746 1,063,444
Assured Guaranty Ltd. ..................... 16,081 946,206
Axis Capital Holdings Ltd. ................... 46,184 2,533,654
BRP Group, Inc. , Class A ................... 30,116 800,784
CNO Financial Group, Inc. ................... 113,602 2,658,287
First American Financial Corp. ................ 46,689 2,879,778
Genworth Financial, Inc. , Class A
(b)
............. 105,851 612,877
Hanover Insurance Group, Inc. (The) ........... 17,289 1,845,082
Horace Mann Educators Corp. ................ 23,179 664,310
Kemper Corp. ........................... 17,211 808,401
Kinsale Capital Group, Inc. .................. 7,237 2,884,885
Lincoln National Corp. ..................... 51,460 1,320,464
Palomar Holdings, Inc. ..................... 13,727 700,214
Primerica, Inc. ........................... 15,754 3,165,924
ProAssurance Corp. ....................... 46,004 813,351
Reinsurance Group of America, Inc. ............ 22,802 3,160,813
Security Shares Value
a
Insurance (continued)
RenaissanceRe Holdings Ltd. ................ 16,129 $ 3,030,478
RLI Corp. .............................. 8,679 1,141,462
Ryan Specialty Holdings, Inc. , Class A
(a)
......... 29,108 1,419,015
Selective Insurance Group, Inc. ............... 38,508 3,820,379
Stewart Information Services Corp. ............. 4,373 202,557
Unum Group ............................ 62,199 3,059,569
White Mountains Insurance Group Ltd.
(a)
......... 683 1,085,075
40,617,009
a
Interactive Media & Services  —  0 .3%
Cars.com, Inc. ........................... 36,596 683,979
Vimeo, Inc. ............................. 176,936 704,205
Yelp, Inc.
(b)
............................. 23,798 1,019,744
Ziff Davis, Inc.
(b)
.......................... 28,310 1,886,862
4,294,790
a
IT Services  —  0 .4%
DigitalOcean Holdings, Inc.
(a)
................. 21,151 572,134
DXC Technology Co.
(a) (b)
.................... 96,938 2,010,494
Fastly, Inc. , Class A
(a)
...................... 51,122 1,216,192
Kyndryl Holdings, Inc. ...................... 69,878 1,179,541
Squarespace, Inc. , Class A
(b)
................. 22,265 671,290
5,649,651
a
Leisure Products  —  0 .8%
Brunswick Corp. ......................... 27,055 2,140,591
Malibu Boats, Inc. , Class A .................. 12,937 628,221
Mattel, Inc.
(b)
............................ 128,461 2,846,696
Peloton Interactive, Inc. , Class A
(a)
............. 97,401 621,418
Polaris, Inc. ............................. 13,544 1,518,147
Topgolf Callaway Brands Corp.
(b)
.............. 105,577 1,841,263
YETI Holdings, Inc. ....................... 39,719 1,983,964
11,580,300
a
Life Sciences Tools & Services  —  0 .8%
10X Genomics, Inc. , Class A ................. 24,359 1,263,014
Adaptive Biotechnologies Corp. ............... 107,576 728,290
Azenta, Inc. ............................ 24,676 1,392,467
Bruker Corp. ............................ 27,130 1,779,728
CryoPort, Inc.
(b)
.......................... 48,205 679,690
Fortrea Holdings, Inc.
(b)
..................... 41,456 1,142,113
Medpace Holdings, Inc.
(b)
................... 5,620 1,518,917
Pacific Biosciences of California, Inc.
(a)
.......... 80,863 912,135
Sotera Health Co.
(a)
....................... 45,025 726,704
Syneos Health, Inc. , Class A ................. 41,854 1,788,421
11,931,479
a
Machinery  —  4 .4%
AGCO Corp. ............................ 23,637 3,061,701
Alamo Group, Inc. ........................ 8,467 1,453,361
Allison Transmission Holdings, Inc. ............. 51,141 3,091,474
Barnes Group, Inc. ........................ 19,941 783,681
Chart Industries, Inc. ...................... 16,459 2,972,166
CIRCOR International, Inc. .................. 12,291 684,486
Columbus McKinnon Corp. .................. 22,521 848,366
Crane Co. .............................. 18,016 1,641,618
Donaldson Co., Inc. ....................... 65,382 4,175,948
Energy Recovery, Inc. ...................... 74,880 2,035,238
Enerpac Tool Group Corp. , Class A ............. 29,895 783,249
EnPro Industries, Inc. ...................... 10,720 1,462,101
ESCO Technologies, Inc. ................... 10,328 1,105,199
Federal Signal Corp. ...................... 35,102 2,139,467
Flowserve Corp. ......................... 37,862 1,498,199
Franklin Electric Co., Inc. ................... 25,710 2,486,414
Gates Industrial Corp. PLC .................. 60,048 737,390
Hillenbrand, Inc. ......................... 26,030 1,260,893

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
ITT, Inc. ............................... 24,748 $ 2,531,226
John Bean Technologies Corp. ................ 15,759 1,732,072
Lincoln Electric Holdings, Inc. ................ 14,738 2,836,476
Lindsay Corp. ........................... 8,001 992,924
Luxfer Holdings PLC ...................... 67,801 815,646
Manitowoc Co., Inc. (The) ................... 44,049 745,309
Middleby Corp. (The)
(a)
..................... 9,456 1,376,699
Mueller Water Products, Inc. , Class A ........... 160,878 2,271,597
Oshkosh Corp. .......................... 49,698 5,160,143
Proto Labs, Inc. .......................... 24,546 724,107
SPX Technologies, Inc. ..................... 19,947 1,576,212
Tennant Co. ............................ 25,994 2,142,685
Terex Corp. ............................. 15,564 943,334
Timken Co. (The) ......................... 8,954 684,265
Trinity Industries, Inc. ...................... 31,863 798,805
Wabash National Corp. ..................... 36,200 816,310
Watts Water Technologies, Inc. , Class A .......... 18,155 3,427,119
61,795,880
a
Media  —  0 .8%
Cable One, Inc. .......................... 3,310 2,153,386
EW Scripps Co. (The) , Class A ................ 86,067 657,552
John Wiley & Sons, Inc. , Class A .............. 19,855 737,812
Magnite, Inc. ............................ 84,979 701,077
New York Times Co. (The) , Class A ............. 44,825 1,984,403
Nexstar Media Group, Inc. ................... 8,921 1,452,339
TEGNA, Inc. ............................ 144,523 2,388,965
WideOpenWest, Inc. ...................... 91,770 743,337
10,818,871
a
Metals & Mining  —  1 .5%
Alcoa Corp. ............................. 58,863 1,770,599
ATI, Inc. ............................... 43,933 1,991,483
Carpenter Technology Corp. ................. 13,827 865,985
Coeur Mining, Inc. ........................ 280,965 677,126
Commercial Metals Co. ..................... 63,392 3,568,336
Compass Minerals International, Inc. ............ 23,348 703,942
Materion Corp. .......................... 12,180 1,325,062
MP Materials Corp. , Class A ................. 32,800 686,832
Olympic Steel, Inc. ........................ 13,745 735,632
Royal Gold, Inc. .......................... 33,743 3,782,253
Ryerson Holding Corp. ..................... 23,001 716,251
Schnitzer Steel Industries, Inc. , Class A .......... 49,728 1,650,970
United States Steel Corp. ................... 63,816 1,984,039
20,458,510
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .6%
AGNC Investment Corp. .................... 168,188 1,666,743
Blackstone Mortgage Trust, Inc. , Class A ......... 54,835 1,207,467
Hannon Armstrong Sustainable Infrastructure Capital,
Inc. ................................ 66,034 1,477,180
KKR Real Estate Finance Trust, Inc. ............ 63,515 794,573
Starwood Property Trust, Inc. ................. 128,167 2,618,452
7,764,415
a
Multi-Utilities  —  0 .2%
Avista Corp. ............................ 74,045 2,464,958
Unitil Corp. ............................. 14,916 728,199
3,193,157
a
Office REITs  —  1 .3%
Brandywine Realty Trust .................... 185,079 925,395
Corporate Office Properties Trust .............. 123,340 3,192,039
Cousins Properties, Inc. .................... 92,865 2,182,328
Douglas Emmett, Inc. ...................... 93,818 1,282,492
Easterly Government Properties, Inc. ........... 101,569 1,357,978
Security Shares Value
a
Office REITs (continued)
Highwoods Properties, Inc. .................. 91,471 $ 2,179,754
Hudson Pacific Properties, Inc. ................ 118,710 808,415
JBG SMITH Properties ..................... 88,704 1,390,879
Kilroy Realty Corp. ........................ 56,554 2,089,670
Piedmont Office Realty Trust, Inc. , Class A ........ 148,306 1,018,862
SL Green Realty Corp. ..................... 23,513 923,120
Vornado Realty Trust ...................... 32,593 782,884
18,133,816
a
Oil, Gas & Consumable Fuels  —  3 .6%
Antero Midstream Corp. .................... 178,272 2,160,657
Antero Resources Corp. .................... 125,359 3,468,684
Berry Corp. ............................. 88,691 760,082
California Resources Corp. .................. 23,952 1,337,480
Callon Petroleum Co.
(b)
..................... 20,841 817,592
Chord Energy Corp. ....................... 10,962 1,770,363
Civitas Resources, Inc. ..................... 21,365 1,756,630
Clean Energy Fuels Corp.
(a) (b)
................. 220,509 939,368
CNX Resources Corp.
(a)
.................... 113,296 2,532,166
Delek U.S. Holdings, Inc. ................... 39,962 1,029,021
Denbury, Inc. ............................ 17,174 1,572,795
DT Midstream, Inc. ........................ 63,862 3,339,344
EnLink Midstream LLC ..................... 160,508 1,996,720
Enviva, Inc. ............................. 66,128 608,378
Equitrans Midstream Corp. .................. 182,986 1,756,666
Excelerate Energy, Inc. , Class A ............... 35,612 662,383
Green Plains, Inc.
(b)
....................... 13,938 432,635
Kinetik Holdings, Inc. , Class A ................ 32,902 1,155,189
Kosmos Energy Ltd. ....................... 343,908 2,503,650
Matador Resources Co. .................... 14,286 907,161
Murphy Oil Corp. ......................... 61,700 2,801,180
New Fortress Energy, Inc. , Class A ............. 24,069 747,102
Par Pacific Holdings, Inc. ................... 28,087 964,788
PBF Energy, Inc. , Class A ................... 38,290 1,795,418
Permian Resources Corp. , Class A ............. 157,440 2,232,499
Range Resources Corp. .................... 107,847 3,492,086
SM Energy Co. .......................... 48,040 2,032,572
Southwestern Energy Co.
(b)
.................. 470,569 3,190,458
Talos Energy, Inc. ........................ 61,389 1,057,119
VAALCO Energy, Inc. ...................... 145,140 600,880
World Kinect Corp. ........................ 35,255 772,084
51,193,150
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 23,940 1,495,771
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(b)
..................... 80,011 3,358,061
Joby Aviation, Inc. ........................ 95,655 712,630
4,070,691
a
Personal Care Products  —  0 .4%
BellRing Brands, Inc. ...................... 26,910 1,116,765
Coty, Inc. , Class A ........................ 93,994 1,086,571
Edgewell Personal Care Co. ................. 20,038 772,665
elf Beauty, Inc. .......................... 13,420 1,861,488
Herbalife Ltd ............................ 43,753 657,170
5,494,659
a
Pharmaceuticals  —  1 .5%
Aclaris Therapeutics, Inc. ................... 94,037 703,397
Amphastar Pharmaceuticals, Inc.
(b)
............. 12,595 671,439
Arvinas, Inc. ............................ 27,250 768,723
ATAI Life Sciences NV
(a)
.................... 421,393 644,731
Axsome Therapeutics, Inc.
(a)
................. 14,301 1,155,521
Cassava Sciences, Inc.
(a)
................... 40,860 856,834

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.
(b)
................. 21,748 $ 711,812
Cymabay Therapeutics, Inc. ................. 60,850 836,688
Elanco Animal Health, Inc. ................... 167,663 2,045,489
Harmony Biosciences Holdings, Inc.
(a) (b)
.......... 21,361 774,336
Intra-Cellular Therapies, Inc. ................. 31,649 1,757,152
NGM Biopharmaceuticals, Inc. ................ 49,542 93,634
Nuvation Bio, Inc. , Class A ................... 414,916 680,462
Organon & Co. .......................... 80,462 1,766,946
Perrigo Co. PLC ......................... 46,814 1,638,490
Pliant Therapeutics, Inc.
(a)
................... 39,994 675,099
Reata Pharmaceuticals, Inc. , Class A ........... 10,342 1,747,798
Revance Therapeutics, Inc.
(a)
................. 38,736 682,916
Tarsus Pharmaceuticals, Inc. ................. 40,782 714,093
Tilray Brands, Inc.
(a)
....................... 278,942 825,668
Ventyx Biosciences, Inc.
(a)
................... 21,960 735,660
20,486,888
a
Professional Services  —  2 .6%
ASGN, Inc. ............................. 29,025 2,384,694
CBIZ, Inc. .............................. 13,073 733,526
Concentrix Corp. ......................... 16,983 1,355,753
CSG Systems International, Inc. ............... 36,124 1,961,895
ExlService Holdings, Inc.
(b)
.................. 70,586 2,063,229
Exponent, Inc. ........................... 7,678 689,945
First Advantage Corp. ...................... 56,297 785,343
FTI Consulting, Inc. ....................... 17,367 3,227,136
Heidrick & Struggles International, Inc. .......... 27,133 718,753
Huron Consulting Group, Inc. ................. 7,145 714,143
ICF International, Inc. ...................... 14,809 2,000,104
Insperity, Inc. ............................ 11,763 1,191,945
KBR, Inc. .............................. 86,117 5,297,918
Kelly Services, Inc. , Class A , NVS ............. 54,660 1,010,663
Korn Ferry ............................. 18,736 955,161
ManpowerGroup, Inc. ...................... 30,326 2,391,812
Maximus, Inc. ........................... 10,804 873,179
NV5 Global, Inc. ......................... 7,067 719,279
Paycor HCM, Inc. ........................ 35,277 827,951
Sterling Check Corp.
(a)
..................... 48,314 673,497
TriNet Group, Inc.
(b)
....................... 24,774 2,748,180
TrueBlue, Inc. ........................... 75,534 1,142,829
Upwork, Inc. ............................ 67,047 992,966
Verra Mobility Corp. , Class A ................. 35,624 633,751
36,093,652
a
Real Estate Management & Development  —  0 .8%
Anywhere Real Estate, Inc.
(b)
................. 107,603 705,876
Cushman & Wakefield PLC .................. 89,650 823,883
DigitalBridge Group, Inc. .................... 44,488 774,981
Howard Hughes Holdings, Inc.
(a)
............... 26,979 2,121,898
Jones Lang LaSalle, Inc. .................... 22,590 3,903,552
Marcus & Millichap, Inc. .................... 23,025 766,733
Opendoor Technologies, Inc.
(b)
................ 209,951 818,809
St. Joe Co. (The) ......................... 11,337 699,946
10,615,678
a
Residential REITs  —  0 .2%
Elme Communities ........................ 74,668 1,148,394
Veris Residential, Inc. ...................... 62,544 1,163,944
2,312,338
a
Retail REITs  —  1 .5%
Acadia Realty Trust ....................... 85,433 1,272,097
Brixmor Property Group, Inc. ................. 114,721 2,521,568
Federal Realty Investment Trust ............... 84,069 8,233,718
Kite Realty Group Trust ..................... 52,246 1,179,192
Security Shares Value
a
Retail REITs (continued)
Macerich Co. (The) ....................... 138,174 $ 1,615,254
NNN REIT, Inc. .......................... 78,264 3,082,819
Phillips Edison & Co., Inc. ................... 36,192 1,225,461
SITE Centers Corp. ....................... 104,327 1,392,765
Tanger Factory Outlet Centers, Inc. ............. 29,530 686,573
21,209,447
a
Semiconductors & Semiconductor Equipment  —  2 .1%
Allegro MicroSystems, Inc.
(a)
................. 17,551 671,326
Ambarella, Inc.
(b)
......................... 11,156 693,345
Axcelis Technologies, Inc.
(b)
.................. 8,072 1,551,035
Cirrus Logic, Inc.
(a)
........................ 36,518 2,995,937
Ichor Holdings, Ltd. ....................... 24,163 885,091
Kulicke & Soffa Industries, Inc. ................ 43,562 2,253,462
MKS Instruments, Inc. ..................... 23,227 2,328,042
Onto Innovation, Inc.
(a)
..................... 28,111 3,906,867
PDF Solutions, Inc.
(a)
...................... 26,112 948,910
Power Integrations, Inc. .................... 30,800 2,587,816
Rambus, Inc. ........................... 53,515 3,021,992
Silicon Laboratories, Inc. .................... 14,221 1,917,844
SMART Global Holdings, Inc. ................. 35,451 915,699
Synaptics, Inc.
(b)
......................... 9,469 828,916
Universal Display Corp. .................... 14,001 2,276,003
Veeco Instruments, Inc. .................... 79,014 2,306,419
30,088,704
a
Software  —  6 .0%
A10 Networks, Inc. ........................ 49,874 742,624
ACI Worldwide, Inc.
(b)
...................... 72,681 1,764,695
Adeia, Inc. ............................. 72,119 725,517
Agilysys, Inc.
(a)
.......................... 10,097 712,293
Altair Engineering, Inc. , Class A
(a)
.............. 28,080 1,866,758
Alteryx, Inc. , Class A ....................... 24,431 721,203
Appfolio, Inc. , Class A ...................... 8,284 1,596,907
Appian Corp. , Class A ...................... 14,935 727,334
AppLovin Corp. , Class A
(a)
................... 34,123 1,474,796
Asana, Inc. , Class A
(a)
...................... 33,539 720,753
Aurora Innovation, Inc. ..................... 209,659 664,619
Blackbaud, Inc. .......................... 21,609 1,644,661
BlackLine, Inc. ........................... 27,088 1,626,905
Box, Inc. , Class A
(a)
....................... 76,517 2,026,170
Braze, Inc. , Class A ....................... 18,310 847,021
C3.ai, Inc. , Class A
(a)
...................... 28,921 897,129
CCC Intelligent Solutions Holdings, Inc. .......... 66,897 715,798
Cerence, Inc.
(a)
.......................... 29,382 766,870
CommVault Systems, Inc.
(a) (b)
................. 19,818 1,353,768
Dolby Laboratories, Inc. , Class A .............. 42,224 3,566,661
DoubleVerify Holdings, Inc. .................. 58,914 1,991,882
E2open Parent Holdings, Inc. , Class A ........... 159,779 771,733
Elastic NV ............................. 31,937 1,976,262
Envestnet, Inc. .......................... 15,965 872,168
Everbridge, Inc. .......................... 30,259 750,726
Five9, Inc. ............................. 28,751 2,080,710
Freshworks, Inc. , Class A ................... 46,840 1,024,391
Gitlab, Inc. , Class A ....................... 25,939 1,228,730
Guidewire Software, Inc.
(a)
................... 41,587 3,594,364
HashiCorp, Inc. , Class A .................... 31,922 930,846
Intapp, Inc. ............................. 19,731 722,352
InterDigital, Inc. .......................... 14,024 1,216,021
Jamf Holding Corp.
(a)
...................... 42,811 721,793
JFrog Ltd. .............................. 29,672 851,290
LiveRamp Holdings, Inc. .................... 27,103 876,511
Marathon Digital Holdings, Inc.
(a)
............... 62,245 782,420
MicroStrategy, Inc. , Class A
(a)
................. 3,385 1,210,239
Model N, Inc.
(a)
.......................... 29,884 806,868

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
N-able, Inc. ............................. 53,022 $ 708,904
NCR Corp. ............................. 42,025 1,292,689
New Relic, Inc. .......................... 23,747 2,021,107
Nutanix, Inc. , Class A ...................... 89,709 2,789,950
PagerDuty, Inc. .......................... 35,631 917,855
Pegasystems, Inc.
(a)
....................... 18,570 922,186
PowerSchool Holdings, Inc. , Class A
(a)
........... 31,896 705,540
Procore Technologies, Inc. .................. 32,068 2,166,193
Progress Software Corp. .................... 43,761 2,662,419
PROS Holdings, Inc. ...................... 24,401 875,020
Q2 Holdings, Inc.
(a)
........................ 21,578 742,499
Qualys, Inc.
(a) (b)
.......................... 5,588 869,772
Rapid7, Inc. ............................ 17,634 888,577
RingCentral, Inc. , Class A
(a)
.................. 36,587 1,131,636
SentinelOne, Inc. , Class A
(a)
.................. 69,540 1,156,450
Smartsheet, Inc. , Class A ................... 42,424 1,770,353
Sprout Social, Inc. , Class A .................. 17,613 943,000
SPS Commerce, Inc.
(b)
..................... 16,283 3,030,755
Tenable Holdings, Inc.
(b)
.................... 38,505 1,746,972
Teradata Corp.
(b)
......................... 48,238 2,231,972
Varonis Systems, Inc.
(a)
..................... 26,576 848,572
Verint Systems, Inc. ....................... 45,909 1,486,992
Workiva, Inc. , Class A
(a)
..................... 30,422 3,402,701
Xperi, Inc. .............................. 64,966 766,599
Zuora, Inc. , Class A ....................... 92,681 844,324
84,494,825
a
Specialized REITs  —  0 .7%
CubeSmart ............................. 68,605 2,861,515
EPR Properties .......................... 17,287 774,112
Outfront Media, Inc. ....................... 92,757 1,052,792
PotlatchDeltic Corp. ....................... 37,625 1,778,157
Rayonier, Inc. ........................... 21,817 652,328
Safehold, Inc. ........................... 34,758 739,650
Uniti Group, Inc. ......................... 312,378 1,677,470
9,536,024
a
Specialty Retail  —  3 .5%
Aaron's Co., Inc. (The) ..................... 53,400 644,538
Abercrombie & Fitch Co. , Class A .............. 19,098 1,026,518
Advance Auto Parts, Inc. .................... 18,574 1,278,263
American Eagle Outfitters, Inc. ................ 69,018 1,170,545
America's Car-Mart, Inc. .................... 6,557 729,860
Arko Corp. ............................. 84,259 634,470
Asbury Automotive Group, Inc.
(b)
............... 7,788 1,791,240
AutoNation, Inc.
(a) (b)
....................... 11,535 1,812,033
Boot Barn Holdings, Inc. .................... 10,171 933,189
Carvana Co. , Class A ...................... 27,275 1,373,296
Chico's FAS, Inc. ......................... 132,857 681,557
Five Below, Inc.
(a)
......................... 21,286 3,660,341
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 33,803 3,370,159
Foot Locker, Inc. ......................... 40,257 789,842
GameStop Corp. , Class A
(a)
.................. 89,124 1,653,250
Gap, Inc. (The) .......................... 108,042 1,251,126
Genesco, Inc. ........................... 22,924 785,835
Group 1 Automotive, Inc.
(a)
................... 8,848 2,339,588
Hibbett, Inc. ............................ 16,373 758,234
Leslie's, Inc. ............................ 121,696 761,817
Lithia Motors, Inc. ........................ 9,949 3,064,491
MarineMax, Inc.
(b)
......................... 21,673 721,061
Monro, Inc. ............................. 20,934 685,379
Murphy USA, Inc. ........................ 9,758 3,099,531
National Vision Holdings, Inc. ................. 38,481 704,587
ODP Corp. (The) ......................... 14,787 729,295
Petco Health & Wellness Co., Inc. , Class A ........ 103,446 526,540
Security Shares Value
a
Specialty Retail (continued)
RH
(a)
................................. 3,439 $ 1,255,888
Sally Beauty Holdings, Inc.
(a)
................. 68,833 699,343
Signet Jewelers Ltd.
(a)
...................... 19,104 1,432,800
Upbound Group, Inc. ...................... 23,470 718,651
Valvoline, Inc.
(a)
.......................... 53,099 1,828,730
Victoria's Secret & Co.
(b)
.................... 34,800 667,464
Wayfair, Inc. , Class A
(a)
..................... 23,626 1,632,793
Williams-Sonoma, Inc. ..................... 31,801 4,490,301
49,702,555
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Avid Technology, Inc.
(b)
..................... 26,023 693,773
IonQ, Inc. .............................. 50,111 861,408
Pure Storage, Inc. , Class A
(b)
................. 95,701 3,501,700
Xerox Holdings Corp. ...................... 83,185 1,321,810
6,378,691
a
Textiles, Apparel & Luxury Goods  —  1 .4%
Capri Holdings Ltd. ....................... 35,021 1,838,252
Carter's, Inc. ............................ 15,806 1,131,236
Columbia Sportswear Co. ................... 17,863 1,310,072
Crocs, Inc. ............................. 23,940 2,330,320
Hanesbrands, Inc. ........................ 181,228 951,447
Kontoor Brands, Inc. ....................... 22,890 1,048,133
Levi Strauss & Co. , Class A .................. 48,999 674,716
Movado Group, Inc. ....................... 27,384 748,952
Oxford Industries, Inc. ..................... 6,899 696,730
PVH Corp. ............................. 31,565 2,638,834
Ralph Lauren Corp. , Class A ................. 7,765 905,632
Steven Madden, Ltd. ...................... 42,038 1,450,311
Tapestry, Inc. ............................ 83,113 2,769,325
Under Armour, Inc. , Class A .................. 92,953 710,161
19,204,121
a
Trading Companies & Distributors  —  1 .9%
Air Lease Corp. , Class A .................... 31,325 1,276,807
Applied Industrial Technologies, Inc. ............ 7,888 1,217,671
Beacon Roofing Supply, Inc.
(b)
................ 20,532 1,639,480
Boise Cascade Co. ....................... 17,018 1,861,259
Core & Main, Inc. , Class A
(a)
.................. 31,098 1,021,258
FTAI Aviation, Ltd. ........................ 20,290 749,918
GATX Corp. ............................ 17,192 2,031,063
Herc Holdings, Inc. ........................ 10,145 1,320,270
McGrath RentCorp ........................ 11,201 1,132,421
MRC Global, Inc. ......................... 76,285 710,976
NOW, Inc.
(b)
............................ 63,691 711,429
Rush Enterprises, Inc. , Class A ............... 22,235 920,751
Rush Enterprises, Inc. , Class B ............... 17,236 792,339
SiteOne Landscape Supply, Inc.
(a)
.............. 23,731 4,062,510
Triton International, Ltd. , Class A .............. 32,320 2,711,971
Veritiv Corp. ............................ 7,993 1,345,462
WESCO International, Inc. ................... 22,438 3,631,590
27,137,175
a
Water Utilities  —  0 .2%
American States Water Co. .................. 24,266 2,043,440
California Water Service Group ............... 13,178 662,195
SJW Group ............................. 12,415 816,410
3,522,045
a
Wireless Telecommunication Services  —  0 .2%
Gogo, Inc. ............................. 58,367 662,465
Shenandoah Telecommunications Co. ........... 30,952 703,849

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services (continued)
Telephone and Data Systems, Inc. ............. 50,849 $ 1,092,745
2,459,059
a
Total Common Stocks — 99.7%
(Cost: $ 1,405,650,260 ) ............................... 1,399,702,975
a
Rights
Biotechnology  —  0 .0%
Chinook Therapeutics, Inc. , CVR (Expires 01/01/26)
(c)
30,052 11,720
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 11,720
Total Long-Term Investments — 99.7%
(Cost: $ 1,405,650,260 ) ............................... 1,399,714,695
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  8 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.52%
(d) (e) (f)
...................... 109,763,585 $ 109,796,514
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(d) (e)
............................ 5,304,286 5,304,286
a
Total Short-Term Securities — 8.2%
(Cost: $ 115,053,616 ) ................................ 115,100,800
Total Investments — 107.9%
(Cost: $ 1,520,703,876 ) ............................... 1,514,815,495
Liabilities in Excess of Other Assets — ( 7 .9 ) % ............... (111,238,027)
Net Assets — 100.0% ................................. $ 1,403,577,468
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 85,575,153 $ 24,219,168
(a)
$ — $ (610) $ 2,803 $ 109,796,514 109,763,585 $ 1,783,003
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,174,100 1,130,186
(a)
— — — 5,304,286 5,304,286 153,433 2
$ (610) $ 2,803
$ 115,100,800
$ 1,936,436 $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 29 09/15/23 $ 2,757 $ 16,021
E-Mini S&P MidCap 400 Index ............................................................. 4 09/15/23 1,059 18,759
$ 34,780

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2023

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 34,780 $ — $ — $ — $ 34,780
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (168,362) $ — $ — $ — $ (168,362)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 285,406 $ — $ — $ — $ 285,406
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,254,430
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,399,702,975  $ —  $ —  $ 1,399,702,975
Rights ................................................ —  —  11,720  11,720
Short-Term Securities
Money Market Funds ...................................... 115,100,800  —  —  115,100,800
$ 1,514,803,775  $ —  $ 11,720  $ 1,514,815,495
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 34,780  $ —  $ —  $ 34,780
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2023
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.9%
Huntington Ingalls Industries, Inc. .............. 73 $ 16,083
L3Harris Technologies, Inc. .................. 88 15,672
RTX Corp. ............................. 487 41,902
73,657
a
Air Freight & Logistics  — 1.6%
CH Robinson Worldwide, Inc. ................ 119 10,761
Expeditors International of Washington, Inc. ....... 182 21,241
FedEx Corp. ............................ 37 9,658
United Parcel Service, Inc., Class B ............ 132 22,361
64,021
a
Automobile Components  — 0.1%
BorgWarner, Inc. ......................... 98 3,994
a
Automobiles  — 0.2%
Ford Motor Co. .......................... 329 3,991
Rivian Automotive, Inc., Class A
(a)
.............. 184 4,182
8,173
a
Banks  — 5.7%
Bank of America Corp. ..................... 1,730 49,599
Citigroup, Inc. ........................... 479 19,778
Huntington Bancshares, Inc. ................. 871 9,659
JPMorgan Chase & Co. .................... 615 89,993
PNC Financial Services Group, Inc. (The) ........ 148 17,868
Regions Financial Corp. .................... 804 14,745
Truist Financial Corp. ...................... 187 5,713
U.S. Bancorp ........................... 204 7,452
Wells Fargo & Co. ........................ 288 11,892
226,699
a
Beverages  — 4.5%
Coca-Cola Co. (The) ...................... 1,494 89,386
Keurig Dr Pepper, Inc. ..................... 342 11,508
Molson Coors Beverage Co., Class B ........... 174 11,047
PepsiCo, Inc. ........................... 377 67,076
179,017
a
Biotechnology  — 3.6%
AbbVie, Inc. ............................ 320 47,027
Amgen, Inc. ............................ 131 33,581
Biogen, Inc.
(b)
........................... 41 10,962
Exact Sciences Corp.
(b)
..................... 47 3,932
Gilead Sciences, Inc. ...................... 510 39,005
Regeneron Pharmaceuticals, Inc.
(b)
............. 12 9,918
144,425
a
Building Products  — 2.7%
Allegion PLC ............................ 41 4,666
Carrier Global Corp. ....................... 282 16,201
Fortune Brands Innovations, Inc. .............. 189 13,045
Johnson Controls International PLC ............ 417 24,628
Lennox International, Inc. ................... 30 11,304
Owens Corning .......................... 59 8,491
Trane Technologies PLC .................... 144 29,557
107,892
a
Capital Markets  — 4.3%
Bank of New York Mellon Corp. (The) ........... 418 18,756
BlackRock, Inc.
(c)
......................... 26 18,214
Charles Schwab Corp. (The) ................. 161 9,523
CME Group, Inc., Class A ................... 20 4,054
Goldman Sachs Group, Inc. (The) ............. 87 28,511
Security Shares Value
a
Capital Markets (continued)
Intercontinental Exchange, Inc. ............... 70 $ 8,259
Invesco Ltd. ............................ 358 5,699
Moody's Corp. ........................... 30 10,104
Morgan Stanley .......................... 492 41,894
Nasdaq, Inc. ............................ 231 12,123
Northern Trust Corp. ....................... 51 3,880
State Street Corp. ........................ 141 9,692
170,709
a
Chemicals  — 3.0%
Air Products and Chemicals, Inc. .............. 13 3,841
Dow, Inc. .............................. 271 14,786
DuPont de Nemours, Inc. ................... 62 4,767
Ecolab, Inc. ............................ 134 24,631
International Flavors & Fragrances, Inc. .......... 110 7,749
Linde PLC ............................. 96 37,156
LyondellBasell Industries NV, Class A ........... 127 12,544
PPG Industries, Inc. ....................... 100 14,176
119,650
a
Communications Equipment  — 1.5%
Cisco Systems, Inc. ....................... 939 53,852
Juniper Networks, Inc. ..................... 193 5,620
59,472
a
Construction Materials  — 0.2%
Martin Marietta Materials, Inc. ................ 15 6,696
a
Consumer Finance  — 1.2%
American Express Co. ..................... 178 28,122
Discover Financial Services .................. 91 8,197
Synchrony Financial ....................... 369 11,911
48,230
a
Consumer Staples Distribution & Retail  — 0.9%
Kroger Co. (The) ......................... 281 13,036
Target Corp. ............................ 141 17,843
Walgreens Boots Alliance, Inc. ................ 148 3,746
34,625
a
Containers & Packaging  — 0.6%
Amcor PLC ............................. 632 6,156
Avery Dennison Corp. ...................... 43 8,100
Ball Corp. .............................. 119 6,479
International Paper Co. ..................... 115 4,016
24,751
a
Distributors  — 0.6%
LKQ Corp. ............................. 413 21,695
a
Diversified Telecommunication Services  — 1.3%
AT&T, Inc. .............................. 1,186 17,541
Verizon Communications, Inc. ................ 974 34,070
51,611
a
Electric Utilities  — 2.0%
Constellation Energy Corp. .................. 37 3,854
Eversource Energy ....................... 341 21,763
Exelon Corp. ............................ 452 18,134
NextEra Energy, Inc. ...................... 557 37,207
80,958
a
Electrical Equipment  — 0.7%
Eaton Corp. PLC ......................... 68 15,665
Emerson Electric Co. ...................... 50 4,912

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electrical Equipment (continued)
Rockwell Automation, Inc. ................... 22 $ 6,866
27,443
a
Electronic Equipment, Instruments & Components  — 0.3%
TE Connectivity Ltd. ....................... 31 4,104
Trimble, Inc.
(b)
........................... 143 7,835
11,939
a
Energy Equipment & Services  — 0.3%
Baker Hughes Co., Class A .................. 320 11,581
a
Entertainment  — 0.4%
Activision Blizzard, Inc. ..................... 43 3,956
Electronic Arts, Inc. ....................... 105 12,598
16,554
a
Financial Services  — 1.9%
Berkshire Hathaway, Inc., Class B
(b)
............ 123 44,305
Fidelity National Information Services, Inc. ........ 197 11,004
Fiserv, Inc.
(b)
............................ 149 18,087
73,396
a
Food Products  — 3.3%
Archer-Daniels-Midland Co. .................. 185 14,671
Bunge Ltd. ............................. 148 16,919
Campbell Soup Co. ....................... 93 3,878
Conagra Brands, Inc. ...................... 190 5,677
General Mills, Inc. ........................ 423 28,620
Hormel Foods Corp. ....................... 100 3,859
Kellogg Co. ............................. 504 30,754
Kraft Heinz Co. (The) ...................... 299 9,894
McCormick & Co., Inc., NVS ................. 107 8,783
Mondelez International, Inc., Class A ............ 109 7,767
130,822
a
Ground Transportation  — 0.3%
CSX Corp. ............................. 211 6,372
Norfolk Southern Corp. ..................... 22 4,510
10,882
a
Health Care Equipment & Supplies  — 2.5%
Abbott Laboratories ....................... 379 38,999
Baxter International, Inc. .................... 93 3,776
Becton Dickinson & Co. .................... 45 12,575
Medtronic PLC .......................... 146 11,899
STERIS PLC ............................ 49 11,250
Zimmer Biomet Holdings, Inc. ................ 182 21,680
100,179
a
Health Care Providers & Services  — 4.9%
Centene Corp.
(b)
......................... 61 3,761
Cigna Group (The) ........................ 89 24,587
CVS Health Corp. ........................ 194 12,643
HCA Healthcare, Inc. ...................... 40 11,092
Humana, Inc. ........................... 23 10,617
Laboratory Corp. of America Holdings ........... 56 11,654
Quest Diagnostics, Inc. ..................... 108 14,202
UnitedHealth Group, Inc. .................... 223 106,277
194,833
a
Health Care REITs  — 0.6%
Healthpeak Properties, Inc. .................. 198 4,075
Ventas, Inc. ............................ 94 4,106
Welltower, Inc. ........................... 199 16,493
24,674
a
Security Shares Value
a
Hotel & Resort REITs  — 0.1%
Host Hotels & Resorts, Inc. .................. 245 $ 3,869
a
Hotels, Restaurants & Leisure  — 0.4%
Aramark ............................... 136 5,057
Vail Resorts, Inc. ......................... 54 12,221
17,278
a
Household Durables  — 0.2%
DR Horton, Inc. .......................... 51 6,070
a
Household Products  — 2.6%
Clorox Co. (The) ......................... 50 7,822
Kimberly-Clark Corp. ...................... 163 20,999
Procter & Gamble Co. (The) ................. 490 75,627
104,448
a
Industrial Conglomerates  — 1.5%
3M Co. ................................ 233 24,854
General Electric Co. ....................... 75 8,585
Honeywell International, Inc. ................. 144 27,063
60,502
a
Industrial REITs  — 1.0%
Prologis, Inc. ............................ 309 38,378
a
Insurance  — 2.8%
Allstate Corp. (The) ....................... 37 3,989
Assurant, Inc. ........................... 29 4,041
Chubb Ltd. ............................. 48 9,642
Hartford Financial Services Group, Inc. (The) ...... 110 7,900
Marsh & McLennan Companies, Inc. ............ 63 12,284
MetLife, Inc. ............................ 245 15,518
Prudential Financial, Inc. .................... 381 36,069
Travelers Companies, Inc. (The) ............... 124 19,993
109,436
a
IT Services  — 2.0%
Accenture PLC, Class A .................... 98 31,730
Akamai Technologies, Inc.
(b)
.................. 47 4,939
International Business Machines Corp. .......... 270 39,644
Twilio, Inc., Class A ....................... 64 4,077
80,390
a
Leisure Products  — 0.3%
Hasbro, Inc. ............................ 167 12,024
a
Life Sciences Tools & Services  — 0.8%
Avantor, Inc. ............................ 280 6,062
Danaher Corp. .......................... 95 25,175
31,237
a
Machinery  — 3.3%
Caterpillar, Inc. .......................... 96 26,988
Cummins, Inc. ........................... 94 21,624
Dover Corp. ............................ 75 11,122
Fortive Corp. ............................ 101 7,964
Graco, Inc. ............................. 56 4,421
IDEX Corp. ............................. 37 8,377
Ingersoll Rand, Inc. ....................... 138 9,606
Pentair PLC ............................ 333 23,397
Xylem, Inc. ............................. 146 15,117
128,616
a
Media  — 1.2%
Comcast Corp., Class A .................... 681 31,844
Fox Corp., Class B ........................ 145 4,425
Interpublic Group of Companies, Inc. (The) ....... 246 8,022

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Media (continued)
Paramount Global, Class B, NVS .............. 267 $ 4,029
48,320
a
Metals & Mining  — 0.9%
Freeport-McMoRan, Inc. .................... 217 8,660
Newmont Corp. .......................... 238 9,382
Nucor Corp. ............................ 60 10,326
Reliance Steel & Aluminum Co. ............... 15 4,274
Steel Dynamics, Inc. ....................... 40 4,264
36,906
a
Multi-Utilities  — 2.0%
CMS Energy Corp. ........................ 272 15,284
Consolidated Edison, Inc. ................... 279 24,820
Public Service Enterprise Group, Inc. ........... 652 39,824
79,928
a
Office REITs  — 0.1%
Boston Properties, Inc. ..................... 62 4,140
a
Oil, Gas & Consumable Fuels  — 6.8%
Chevron Corp. ........................... 368 59,285
ConocoPhillips .......................... 353 42,018
Diamondback Energy, Inc. ................... 26 3,946
EOG Resources, Inc. ...................... 90 11,576
EQT Corp. ............................. 143 6,180
Exxon Mobil Corp. ........................ 409 45,477
Kinder Morgan, Inc., Class P ................. 227 3,909
Marathon Petroleum Corp. .................. 38 5,425
Occidental Petroleum Corp. .................. 132 8,288
ONEOK, Inc. ............................ 385 25,102
Ovintiv, Inc. ............................. 282 13,243
Phillips 66 .............................. 137 15,640
Pioneer Natural Resources Co. ............... 81 19,272
Valero Energy Corp. ....................... 77 10,002
269,363
a
Pharmaceuticals  — 5.2%
Bristol-Myers Squibb Co. .................... 446 27,496
Johnson & Johnson ....................... 437 70,654
Merck & Co., Inc. ......................... 633 68,984
Pfizer, Inc. ............................. 1,101 38,954
206,088
a
Professional Services  — 0.5%
Broadridge Financial Solutions, Inc. ............ 82 15,269
Leidos Holdings, Inc. ...................... 40 3,901
19,170
a
Residential REITs  — 0.2%
AvalonBay Communities, Inc. ................ 38 6,985
a
Retail REITs  — 0.1%
Regency Centers Corp. .................... 64 3,981
a
Semiconductors & Semiconductor Equipment  — 7.1%
Analog Devices, Inc. ....................... 39 7,089
Applied Materials, Inc. ..................... 85 12,985
Broadcom, Inc. .......................... 79 72,908
First Solar, Inc. .......................... 21 3,971
Intel Corp. ............................. 983 34,543
Lam Research Corp. ...................... 43 30,203
Marvell Technology, Inc. .................... 194 11,300
Micron Technology, Inc. ..................... 186 13,009
NXP Semiconductors NV ................... 94 19,338
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ........................ 177 $ 20,272
Texas Instruments, Inc. ..................... 331 55,628
281,246
a
Software  — 1.3%
Black Knight, Inc. ......................... 52 3,940
Gen Digital, Inc. .......................... 328 6,642
Oracle Corp. ............................ 242 29,134
Roper Technologies, Inc. .................... 24 11,977
51,693
a
Specialized REITs  — 2.2%
American Tower Corp. ..................... 117 21,214
Crown Castle, Inc. ........................ 256 25,728
Digital Realty Trust, Inc. .................... 103 13,567
Iron Mountain, Inc. ........................ 190 12,073
Weyerhaeuser Co. ........................ 418 13,690
86,272
a
Specialty Retail  — 3.7%
Best Buy Co., Inc. ........................ 166 12,691
Home Depot, Inc. (The) .................... 249 82,245
Lowe's Companies, Inc. .................... 151 34,802
TJX Companies, Inc. (The) .................. 164 15,167
144,905
a
Technology Hardware, Storage & Peripherals  — 0.9%
Hewlett Packard Enterprise Co. ............... 1,128 19,165
HP, Inc. ............................... 253 7,517
Seagate Technology Holdings PLC ............. 60 4,247
Western Digital Corp.
(b)
..................... 97 4,365
35,294
a
Trading Companies & Distributors  — 0.8%
Ferguson PLC ........................... 146 23,588
United Rentals, Inc. ....................... 14 6,671
30,259
a
Water Utilities  — 0.6%
American Water Works Co., Inc. ............... 71 9,851
Essential Utilities, Inc. ...................... 326 12,029
21,880
a
Total Long-Term Investments — 99.7%
(Cost: $3,984,594) .................................. 3,947,256
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.52%
(c)(d)(e)
...................... 4,258 4,259
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.31%
(c)(d)
............................ 4,698 4,698
a
Total Short-Term Securities — 0.2%
(Cost: $8,957) ..................................... 8,957
Total Investments — 99.9%
(Cost: $3,993,551) .................................. 3,956,213
Other Assets Less Liabilities — 0.1% ..................... 4,432
Net Assets — 100.0% ................................. $ 3,960,645

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(continued)
August 31, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
01/31/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ — $ 4,257
(b)
$ — $ 2 $ — $ 4,259 4,258 $ 143
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 4,698
(b)
— — — 4,698 4,698 142 —
BlackRock, Inc. ... — 43,278 (21,181) (2,358) (1,525) 18,214 26 290 —
$ (2,356) $ (1,525)
$ 27,171
$ 575 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,947,256  $ —  $ —  $ 3,947,256
Short-Term Securities
Money Market Funds ...................................... 8,957  —  —  8,957
$ 3,956,213  $ —  $ —  $ 3,956,213

Schedule of Investments
August 31, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Axon Enterprise, Inc. ...................... 3,914 $ 833,330
L3Harris Technologies, Inc. .................. 10,544 1,877,781
2,711,111
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 6,476 585,625
Expeditors International of Washington, Inc. ....... 8,485 990,284
United Parcel Service, Inc. , Class B ............ 40,419 6,846,979
8,422,888
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 15,775 1,600,374
BorgWarner, Inc. ......................... 13,050 531,788
Lear Corp. ............................. 3,292 474,344
2,606,506
a
Automobiles  —  3 .7%
Rivian Automotive, Inc. , Class A
(b)
.............. 36,364 826,554
Tesla, Inc.
(a)
............................. 159,081 41,055,624
41,882,178
a
Banks  —  1 .0%
Citizens Financial Group, Inc. ................ 27,098 762,267
Huntington Bancshares, Inc. ................. 80,012 887,333
PNC Financial Services Group, Inc. (The) ........ 22,257 2,687,088
Regions Financial Corp. .................... 52,328 959,695
Truist Financial Corp. ...................... 74,278 2,269,193
U.S. Bancorp ........................... 85,488 3,122,877
Webster Financial Corp. .................... 9,803 415,745
11,104,198
a
Beverages  —  2 .6%
Coca-Cola Co. (The) ...................... 229,114 13,707,891
Keurig Dr Pepper, Inc. ..................... 50,897 1,712,684
PepsiCo, Inc. ........................... 76,769 13,658,740
29,079,315
a
Biotechnology  —  1 .3%
Amgen, Inc. ............................ 29,798 7,638,419
Biogen, Inc.
(a)
........................... 8,076 2,159,199
Gilead Sciences, Inc. ...................... 69,562 5,320,102
15,117,720
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 29,664 1,328,354
MercadoLibre, Inc.
(a)
....................... 2,520 3,458,347
4,786,701
a
Building Products  —  1 .0%
Allegion PLC ............................ 4,905 558,238
Builders FirstSource, Inc. ................... 7,148 1,036,746
Carrier Global Corp. ....................... 46,557 2,674,700
Fortune Brands Innovations, Inc. .............. 7,066 487,695
Johnson Controls International PLC ............ 38,262 2,259,754
Lennox International, Inc. ................... 1,782 671,475
Masco Corp. ............................ 12,553 740,753
Owens Corning .......................... 5,040 725,306
Trane Technologies PLC .................... 12,718 2,610,497
11,765,164
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 5,824 1,966,066
Bank of New York Mellon Corp. (The) ........... 43,431 1,948,749
BlackRock, Inc.
(c)
......................... 8,351 5,850,210
Cboe Global Markets, Inc. ................... 5,888 881,493
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) ................. 83,862 $ 4,960,437
FactSet Research Systems, Inc. ............... 2,135 931,735
Franklin Resources, Inc. .................... 16,587 443,536
Intercontinental Exchange, Inc. ............... 31,223 3,684,002
Invesco Ltd. ............................ 18,971 302,018
LPL Financial Holdings, Inc. .................. 4,331 998,685
MarketAxess Holdings, Inc. .................. 2,101 506,194
Moody's Corp. ........................... 9,210 3,101,928
Morgan Stanley .......................... 69,854 5,948,068
Nasdaq, Inc. ............................ 19,059 1,000,216
Northern Trust Corp. ....................... 11,663 887,204
Raymond James Financial, Inc. ............... 11,227 1,174,232
S&P Global, Inc. ......................... 18,292 7,149,611
State Street Corp. ........................ 18,682 1,284,201
T Rowe Price Group, Inc. ................... 12,524 1,405,569
44,424,154
a
Chemicals  —  1 .9%
Ecolab, Inc. ............................ 14,290 2,626,645
International Flavors & Fragrances, Inc. .......... 14,301 1,007,505
Linde PLC ............................. 27,304 10,567,740
LyondellBasell Industries NV , Class A ........... 14,611 1,443,129
PPG Industries, Inc. ....................... 13,129 1,861,167
Sherwin-Williams Co. (The) .................. 13,650 3,708,978
21,215,164
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 5,112 2,577,317
Waste Management, Inc. .................... 22,687 3,556,868
6,134,185
a
Construction & Engineering  —  0 .2%
AECOM ............................... 7,364 646,191
Quanta Services, Inc. ...................... 8,093 1,698,478
2,344,669
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 3,457 1,543,239
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 15,187 420,528
American Express Co. ..................... 35,258 5,570,411
Discover Financial Services .................. 14,162 1,275,571
Synchrony Financial ....................... 23,670 764,068
8,030,578
a
Consumer Staples Distribution & Retail  —  0 .4%
Kroger Co. (The) ......................... 38,026 1,764,026
Target Corp. ............................ 25,740 3,257,397
5,021,423
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 82,022 798,894
Avery Dennison Corp. ...................... 4,509 849,405
Ball Corp. .............................. 17,542 955,162
International Paper Co. ..................... 18,474 645,112
Westrock Co. ........................... 14,284 467,230
3,715,803
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 7,906 1,215,390
LKQ Corp. ............................. 14,906 783,012
Pool Corp. ............................. 2,177 795,911
2,794,313
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Diversified Telecommunication Services  —  0 .7%
Liberty Global PLC , Class C , NVS
(a)
............ 14,181 $ 281,351
Verizon Communications, Inc. ................ 234,447 8,200,956
8,482,307
a
Electric Utilities  —  0 .4%
Edison International ....................... 21,374 1,471,600
Eversource Energy ....................... 19,553 1,247,872
Exelon Corp. ............................ 55,498 2,226,580
4,946,052
a
Electrical Equipment  —  0 .9%
Eaton Corp. PLC ......................... 22,229 5,120,895
Emerson Electric Co. ...................... 31,871 3,131,326
Generac Holdings, Inc. ..................... 3,412 405,380
Rockwell Automation, Inc. ................... 6,406 1,999,184
10,656,785
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 9,947 1,325,935
Trimble, Inc.
(a)
........................... 13,816 756,979
2,082,914
a
Energy Equipment & Services  —  0 .8%
Baker Hughes Co. , Class A .................. 56,457 2,043,179
Halliburton Co. .......................... 50,195 1,938,531
Schlumberger Ltd. ........................ 79,488 4,686,612
8,668,322
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 14,417 1,729,752
Take-Two Interactive Software, Inc.
(b)
............ 9,457 1,344,785
Walt Disney Co. (The)
(a)
.................... 101,905 8,527,411
11,601,948
a
Financial Services  —  4 .2%
Equitable Holdings, Inc. .................... 20,135 579,888
Fidelity National Information Services, Inc. ........ 32,935 1,839,749
Fiserv, Inc.
(a)
............................ 34,426 4,178,972
Mastercard, Inc. , Class A .................... 47,194 19,474,132
Visa, Inc. , Class A ........................ 90,245 22,171,392
48,244,133
a
Food Products  —  0 .8%
Bunge Ltd. ............................. 8,411 961,546
Campbell Soup Co. ....................... 10,885 453,904
Conagra Brands, Inc. ...................... 26,541 793,045
Darling Ingredients, Inc. .................... 8,821 544,785
General Mills, Inc. ........................ 32,601 2,205,784
Hormel Foods Corp. ....................... 16,727 645,495
J M Smucker Co. (The) ..................... 5,691 824,910
Kellogg Co. ............................. 15,210 928,114
Lamb Weston Holdings, Inc. ................. 8,143 793,210
McCormick & Co., Inc. , NVS ................. 13,945 1,144,606
9,295,399
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 8,058 934,325
a
Ground Transportation  —  1 .5%
CSX Corp. ............................. 114,237 3,449,957
JB Hunt Transport Services, Inc. .............. 4,637 871,200
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,014 494,147
Norfolk Southern Corp. ..................... 12,695 2,602,602
Old Dominion Freight Line, Inc. ............... 5,504 2,352,244
Union Pacific Corp. ....................... 34,001 7,499,601
17,269,751
a
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .3%
Align Technology, Inc.
(a)
..................... 4,054 $ 1,500,548
Cooper Companies, Inc. (The) ................ 2,761 1,021,542
Dentsply Sirona, Inc. ...................... 11,836 438,997
Dexcom, Inc.
(a)
.......................... 21,618 2,182,986
Edwards Lifesciences Corp.
(a)
................ 33,815 2,585,833
Hologic, Inc.
(a)
........................... 13,725 1,025,806
IDEXX Laboratories, Inc.
(a)
................... 4,625 2,365,271
Insulet Corp.
(a)
........................... 3,854 738,850
STERIS PLC ............................ 5,502 1,263,204
Teleflex, Inc. ............................ 2,655 564,825
Zimmer Biomet Holdings, Inc. ................ 11,646 1,387,272
15,075,134
a
Health Care Providers & Services  —  1 .9%
Cencora, Inc. ........................... 9,641 1,696,623
Cigna Group (The) ........................ 16,513 4,561,881
DaVita, Inc.
(a)
............................ 3,075 314,942
Elevance Health, Inc. ...................... 13,220 5,843,372
HCA Healthcare, Inc. ...................... 11,510 3,191,723
Humana, Inc. ........................... 6,968 3,216,638
Laboratory Corp. of America Holdings ........... 4,978 1,035,922
Molina Healthcare, Inc. ..................... 3,251 1,008,200
Quest Diagnostics, Inc. ..................... 6,220 817,930
21,687,231
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 30,505 627,793
Welltower, Inc. ........................... 27,718 2,297,268
2,925,061
a
Hotels, Restaurants & Leisure  —  2 .0%
Aramark ............................... 13,807 513,344
Booking Holdings, Inc.
(a)
.................... 2,060 6,396,362
Hilton Worldwide Holdings, Inc. ............... 14,758 2,193,777
McDonald's Corp. ........................ 40,716 11,447,303
Vail Resorts, Inc. ......................... 2,249 508,994
Yum! Brands, Inc. ........................ 15,578 2,015,482
23,075,262
a
Household Durables  —  0 .2%
NVR, Inc. .............................. 180 1,147,919
PulteGroup, Inc. ......................... 12,449 1,021,565
Whirlpool Corp. .......................... 3,054 427,438
2,596,922
a
Household Products  —  2 .5%
Church & Dwight Co., Inc. ................... 13,600 1,316,072
Clorox Co. (The) ......................... 6,894 1,078,566
Colgate-Palmolive Co. ..................... 43,949 3,228,933
Kimberly-Clark Corp. ...................... 18,828 2,425,611
Procter & Gamble Co. (The) ................. 131,443 20,286,913
28,336,095
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 30,766 3,281,809
a
Industrial REITs  —  0 .6%
Prologis, Inc. ............................ 51,500 6,396,300
a
Insurance  —  2 .0%
Aflac, Inc. .............................. 32,012 2,387,135
Allstate Corp. (The) ....................... 14,659 1,580,387
Arch Capital Group Ltd.
(a)
................... 20,682 1,589,618
Assurant, Inc. ........................... 2,965 413,113
Hartford Financial Services Group, Inc. (The) ...... 17,301 1,242,558
Marsh & McLennan Companies, Inc. ............ 27,590 5,379,774

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Insurance (continued)
Principal Financial Group, Inc. ................ 13,467 $ 1,046,521
Progressive Corp. (The) .................... 32,641 4,356,594
Prudential Financial, Inc. .................... 20,330 1,924,641
Travelers Companies, Inc. (The) ............... 12,891 2,078,416
Willis Towers Watson PLC ................... 5,910 1,221,952
23,220,709
a
Interactive Media & Services  —  7 .6%
Alphabet, Inc. , Class A
(a)
.................... 331,317 45,115,436
Alphabet, Inc. , Class C , NVS
(a)
................ 294,822 40,493,802
Snap, Inc. , Class A , NVS
(a)
.................. 56,658 586,410
ZoomInfo Technologies, Inc. ................. 14,584 262,804
86,458,452
a
IT Services  —  1 .9%
Accenture PLC , Class A .................... 35,178 11,389,581
Akamai Technologies, Inc.
(a)
.................. 8,488 892,004
Gartner, Inc.
(a)
........................... 4,414 1,543,488
International Business Machines Corp. .......... 50,640 7,435,471
Twilio, Inc. , Class A ....................... 9,589 610,915
21,871,459
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 7,289 524,808
a
Life Sciences Tools & Services  —  1 .8%
Agilent Technologies, Inc. ................... 16,454 1,992,086
Avantor, Inc. ............................ 37,706 816,335
Bio-Techne Corp. ......................... 8,780 688,352
Danaher Corp. .......................... 39,093 10,359,645
Illumina, Inc.
(a)
........................... 8,826 1,458,232
Mettler-Toledo International, Inc.
(a)
............. 1,231 1,493,794
Repligen Corp.
(a)
......................... 2,950 513,034
Waters Corp.
(a)
.......................... 3,279 920,743
West Pharmaceutical Services, Inc. ............ 4,147 1,687,414
19,929,635
a
Machinery  —  2 .2%
Caterpillar, Inc. .......................... 28,747 8,081,644
Cummins, Inc. ........................... 7,895 1,816,166
Dover Corp. ............................ 7,769 1,152,143
Fortive Corp. ............................ 19,712 1,554,291
Graco, Inc. ............................. 9,388 741,089
IDEX Corp. ............................. 4,196 949,974
Illinois Tool Works, Inc. ..................... 16,946 4,191,593
Ingersoll Rand, Inc. ....................... 22,604 1,573,465
Otis Worldwide Corp. ...................... 23,048 1,971,756
Pentair PLC ............................ 9,198 646,252
Toro Co. (The) ........................... 5,857 599,288
Xylem, Inc. ............................. 13,404 1,387,850
24,665,511
a
Media  —  1 .2%
Comcast Corp. , Class A .................... 231,960 10,846,450
Fox Corp. , Class A , NVS .................... 15,005 496,066
Fox Corp. , Class B ........................ 7,689 234,668
Interpublic Group of Companies, Inc. (The) ....... 21,314 695,050
Omnicom Group, Inc. ...................... 11,138 902,289
Sirius XM Holdings, Inc.
(b)
................... 44,101 194,044
13,368,567
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 44,320 1,747,094
Nucor Corp. ............................ 13,984 2,406,646
Security Shares Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ....................... 9,062 $ 965,919
5,119,659
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 27,130 549,925
a
Multi-Utilities  —  0 .5%
CMS Energy Corp. ........................ 16,375 920,111
Consolidated Edison, Inc. ................... 19,326 1,719,241
Sempra ............................... 34,986 2,456,717
5,096,069
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 8,309 554,792
a
Oil, Gas & Consumable Fuels  —  1 .6%
Cheniere Energy, Inc. ...................... 13,545 2,210,544
HF Sinclair Corp. ......................... 8,629 475,372
Kinder Morgan, Inc. , Class P ................. 112,479 1,936,888
Marathon Petroleum Corp. .................. 23,661 3,378,081
ONEOK, Inc. ............................ 24,875 1,621,850
Phillips 66 .............................. 25,601 2,922,610
Targa Resources Corp. ..................... 11,974 1,032,758
Valero Energy Corp. ....................... 20,161 2,618,914
Williams Companies, Inc. (The) ............... 68,065 2,350,284
18,547,301
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 9,160 392,781
a
Pharmaceuticals  —  6 .6%
Bristol-Myers Squibb Co. .................... 117,160 7,222,914
Eli Lilly & Co. ........................... 44,998 24,937,892
Jazz Pharmaceuticals PLC .................. 3,579 513,085
Johnson & Johnson ....................... 134,277 21,709,905
Merck & Co., Inc. ......................... 141,507 15,421,433
Zoetis, Inc. , Class A ....................... 25,776 4,910,586
74,715,815
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 23,026 5,862,650
Broadridge Financial Solutions, Inc. ............ 6,580 1,225,262
Ceridian HCM Holding, Inc.
(a)
................. 8,266 599,450
Clarivate PLC
(a)
.......................... 18,852 140,070
Paychex, Inc. ........................... 18,038 2,204,785
Paylocity Holding Corp. ..................... 2,490 499,245
Robert Half, Inc. ......................... 6,010 444,500
TransUnion ............................. 10,886 884,161
11,860,123
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 17,282 1,469,834
a
Semiconductors & Semiconductor Equipment  —  9 .0%
Applied Materials, Inc. ..................... 46,831 7,153,903
Intel Corp. ............................. 232,608 8,173,845
Lam Research Corp. ...................... 7,492 5,262,381
Marvell Technology, Inc. .................... 47,960 2,793,670
NVIDIA Corp. ........................... 137,747 67,985,032
NXP Semiconductors NV ................... 14,500 2,982,940
Texas Instruments, Inc. ..................... 50,618 8,506,861
102,858,632
a
Software  —  17 .1%
Adobe, Inc.
(a)
............................ 25,419 14,217,864
ANSYS, Inc.
(a)
........................... 4,811 1,534,084
Autodesk, Inc.
(a)
.......................... 11,902 2,641,530

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Black Knight, Inc. ......................... 8,848 $ 670,325
Cadence Design Systems, Inc.
(a)
.............. 15,189 3,652,043
DocuSign, Inc. ........................... 11,224 564,567
Fair Isaac Corp.
(a)
......................... 1,397 1,263,712
Gen Digital, Inc. .......................... 32,000 648,000
HubSpot, Inc.
(a)
.......................... 2,622 1,432,975
Intuit, Inc. .............................. 15,619 8,462,530
Microsoft Corp. .......................... 393,928 129,113,841
PTC, Inc.
(a)
............................. 6,270 922,756
Salesforce, Inc.
(a)
......................... 54,318 12,029,264
ServiceNow, Inc.
(a)
........................ 11,360 6,689,109
Splunk, Inc.
(a)
........................... 8,773 1,063,814
Synopsys, Inc.
(a)
......................... 8,493 3,897,353
VMware, Inc. , Class A
(a)
.................... 13,200 2,227,896
Workday, Inc. , Class A
(a)
.................... 11,488 2,808,816
Zscaler, Inc.
(a)
........................... 4,882 761,836
194,602,315
a
Specialized REITs  —  1 .5%
American Tower Corp. ..................... 25,990 4,712,507
Crown Castle, Inc. ........................ 24,185 2,430,593
Digital Realty Trust, Inc. .................... 16,313 2,148,748
Equinix, Inc. ............................ 5,216 4,075,678
Iron Mountain, Inc. ........................ 16,362 1,039,642
SBA Communications Corp. , Class A ............ 6,042 1,356,610
Weyerhaeuser Co. ........................ 40,839 1,337,477
17,101,255
a
Specialty Retail  —  3 .4%
AutoZone, Inc.
(a)
......................... 1,013 2,564,237
Best Buy Co., Inc. ........................ 10,852 829,635
Burlington Stores, Inc. ..................... 3,618 587,057
CarMax, Inc.
(a) (b)
.......................... 8,823 720,663
Home Depot, Inc. (The) .................... 56,068 18,519,260
Lowe's Companies, Inc. .................... 32,679 7,531,856
TJX Companies, Inc. (The) .................. 64,076 5,925,749
Tractor Supply Co. ........................ 6,110 1,335,035
Ulta Beauty, Inc.
(a)
........................ 2,777 1,152,538
39,166,030
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Hewlett Packard Enterprise Co. ............... 71,647 1,217,282
HP, Inc. ............................... 49,646 1,474,983
NetApp, Inc. ............................ 11,847 908,665
Seagate Technology Holdings PLC ............. 10,267 726,801
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 17,852 $ 803,340
5,131,071
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Deckers Outdoor Corp.
(a)
.................... 1,459 771,942
Lululemon Athletica, Inc.
(a)
................... 6,461 2,463,321
Nike, Inc. , Class B ........................ 68,711 6,988,596
VF Corp. .............................. 18,050 356,668
10,580,527
a
Trading Companies & Distributors  —  0 .6%
Fastenal Co. ............................ 31,890 1,836,226
Ferguson PLC ........................... 11,391 1,840,330
United Rentals, Inc. ....................... 3,852 1,835,632
WW Grainger, Inc. ........................ 2,515 1,796,062
7,308,250
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 10,804 1,498,947
Essential Utilities, Inc. ...................... 14,007 516,858
2,015,805
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,078,768,617 ) ............................... 1,135,364,384
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.52%
(c) (d) (e)
...................... 1,149,977 1,150,322
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................ 1,878,833 1,878,833
a
Total Short-Term Securities — 0.3%
(Cost: $ 3,029,002 ) .................................. 3,029,155
Total Investments — 99.9%
(Cost: $ 1,081,797,619 ) ............................... 1,138,393,539
Other Assets Less Liabilities — 0 .1% ..................... 912,981
Net Assets — 100.0% ................................. $ 1,139,306,520
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG MSCI USA Leaders ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 40,579,854 $ — $ (39,420,769)
(a)
$ 2,323 $ (11,086) $ 1,150,322 1,149,977 $ 165,552
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,325,318 — (3,446,485)
(a)
— — 1,878,833 1,878,833 268,903 5
BlackRock, Inc. ... 18,098,486 2,136,834 (14,849,635) 2,478,694 (2,014,169) 5,850,210 8,351 518,399 —
$ 2,481,017 $ (2,025,255)
$ 8,879,365
$ 952,854 $ 5
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 15 09/15/23 $ 3,387 $ 34,415
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 34,415 $ — $ — $ — $ 34,415
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 794,264 $ — $ — $ — $ 794,264
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 82,626 $ — $ — $ — $ 82,626

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(continued)
August 31, 2023

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,348,150
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,135,364,384  $ —  $ —  $ 1,135,364,384
Short-Term Securities
Money Market Funds ...................................... 3,029,155  —  —  3,029,155
$ 1,138,393,539  $ —  $ —  $ 1,138,393,539
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 34,415  $ —  $ —  $ 34,415
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc. ...................... 15,565 $ 3,313,944
L3Harris Technologies, Inc. .................. 9,735 1,733,706
5,047,650
a
Automobiles  —  3 .4%
Lucid Group, Inc.
(a) (b)
....................... 475,907 2,988,696
Rivian Automotive, Inc. , Class A
(b)
.............. 237,427 5,396,716
Tesla, Inc.
(a)
............................. 162,138 41,844,575
50,229,987
a
Banks  —  1 .3%
JPMorgan Chase & Co. .................... 108,287 15,845,636
M&T Bank Corp. ......................... 8,900 1,112,945
U.S. Bancorp ........................... 66,309 2,422,268
19,380,849
a
Beverages  —  1 .3%
Brown-Forman Corp. , Class B , NVS ............ 186,845 12,356,060
Keurig Dr Pepper, Inc. ..................... 44,813 1,507,957
Monster Beverage Corp.
(a)
................... 84,705 4,862,914
18,726,931
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 66,762 9,811,344
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,228 2,023,303
Amgen, Inc. ............................ 13,531 3,468,537
Biogen, Inc.
(a)
........................... 6,748 1,804,145
BioMarin Pharmaceutical, Inc. ................ 15,482 1,414,745
Exact Sciences Corp.
(a) (b)
.................... 7,960 666,013
Horizon Therapeutics PLC ................... 2,679 302,030
Moderna, Inc.
(b)
.......................... 11,354 1,283,797
Neurocrine Biosciences, Inc.
(a)
................ 5,910 643,540
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,870 4,025,006
Seagen, Inc.
(a)
........................... 4,669 962,141
Vertex Pharmaceuticals, Inc.
(a)
................ 11,169 3,890,609
30,295,210
a
Broadline Retail  —  3 .7%
Amazon.com, Inc.
(a)
....................... 346,258 47,787,067
eBay, Inc. .............................. 53,205 2,382,520
Etsy, Inc.
(a) (b)
............................ 13,876 1,020,857
MercadoLibre, Inc.
(a)
....................... 2,908 3,990,823
55,181,267
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 9,427 683,458
Allegion PLC ............................ 10,403 1,183,965
Fortune Brands Innovations, Inc. .............. 8,358 576,869
2,444,292
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 1,700 573,886
Bank of New York Mellon Corp. (The) ........... 56,723 2,545,161
BlackRock, Inc.
(c)
......................... 9,705 6,798,741
Cboe Global Markets, Inc. ................... 10,446 1,563,871
Charles Schwab Corp. (The) ................. 99,892 5,908,612
CME Group, Inc. , Class A ................... 26,940 5,460,199
FactSet Research Systems, Inc. ............... 3,996 1,743,894
Intercontinental Exchange, Inc. ............... 34,061 4,018,857
Invesco Ltd. ............................ 25,512 406,151
KKR & Co., Inc. .......................... 20,960 1,316,498
MarketAxess Holdings, Inc. .................. 3,075 740,860
Moody's Corp. ........................... 19,538 6,580,398
Nasdaq, Inc. ............................ 30,280 1,589,094
Security Shares Value
a
Capital Markets (continued)
Northern Trust Corp. ....................... 17,448 $ 1,327,269
Raymond James Financial, Inc. ............... 2,511 262,625
S&P Global, Inc. ......................... 29,949 11,705,866
SEI Investments Co. ....................... 26,660 1,654,520
T Rowe Price Group, Inc. ................... 17,025 1,910,716
Tradeweb Markets, Inc. , Class A ............... 2,883 249,178
56,356,396
a
Chemicals  —  1 .9%
Albemarle Corp. ......................... 4,403 874,920
International Flavors & Fragrances, Inc. .......... 1,837 129,417
Sherwin-Williams Co. (The) .................. 99,527 27,043,476
28,047,813
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 7,463 3,762,621
Copart, Inc.
(a)
........................... 49,937 2,238,676
Rollins, Inc. ............................. 65,683 2,599,076
8,600,373
a
Communications Equipment  —  1 .6%
Cisco Systems, Inc. ....................... 222,787 12,776,835
Juniper Networks, Inc. ..................... 172,375 5,019,560
Motorola Solutions, Inc. .................... 20,460 5,801,842
23,598,237
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 27,443 4,335,720
Discover Financial Services .................. 13,442 1,210,721
5,546,441
a
Consumer Staples Distribution & Retail  —  0 .1%
Dollar General Corp. ...................... 13,201 1,828,338
a
Distributors  —  0 .0%
Pool Corp. ............................. 799 292,114
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,463 550,518
a
Electric Utilities  —  1 .1%
Edison International ....................... 239,667 16,501,073
a
Electrical Equipment  —  0 .6%
AMETEK, Inc. ........................... 17,751 2,831,462
Eaton Corp. PLC ......................... 10,229 2,356,455
Rockwell Automation, Inc. ................... 10,892 3,399,175
8,587,092
a
Electronic Equipment, Instruments & Components  —  1 .0%
Amphenol Corp. , Class A ................... 20,892 1,846,435
CDW Corp. ............................. 18,954 4,002,137
Cognex Corp.
(b)
.......................... 9,552 449,708
Keysight Technologies, Inc.
(a) (b)
................ 17,464 2,327,951
TE Connectivity Ltd. ....................... 6,080 804,931
Teledyne Technologies, Inc. .................. 8,020 3,354,766
Trimble, Inc.
(a)
........................... 36,894 2,021,423
14,807,351
a
Entertainment  —  1 .3%
Activision Blizzard, Inc. ..................... 32,764 3,013,960
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 15,906 1,094,174
Netflix, Inc.
(a)
............................ 18,622 8,075,989
Take-Two Interactive Software, Inc. ............. 2,632 374,270

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment (continued)
Walt Disney Co. (The)
(a)
.................... 76,645 $ 6,413,654
18,972,047
a
Financial Services  —  3 .9%
Berkshire Hathaway, Inc. , Class B
(a)
............ 22,378 8,060,556
Fidelity National Information Services, Inc. ........ 11,284 630,324
Fiserv, Inc.
(a)
............................ 29,948 3,635,388
FleetCor Technologies, Inc.
(a)
................. 5,188 1,409,735
Global Payments, Inc. ..................... 11,484 1,454,908
Jack Henry & Associates, Inc. ................ 1,279 200,522
Mastercard, Inc. , Class A .................... 34,740 14,335,114
PayPal Holdings, Inc.
(a)
..................... 37,510 2,344,750
Visa, Inc. , Class A ........................ 103,533 25,435,987
57,507,284
a
Food Products  —  0 .2%
Darling Ingredients, Inc. .................... 24,362 1,504,597
Hershey Co. (The) ........................ 5,450 1,170,987
2,675,584
a
Ground Transportation  —  0 .7%
Old Dominion Freight Line, Inc. ............... 9,061 3,872,400
Uber Technologies, Inc.
(a)
................... 18,057 852,832
U-Haul Holding Co. , Series N , NVS ............. 37,460 1,994,370
Union Pacific Corp. ....................... 15,146 3,340,753
10,060,355
a
Health Care Equipment & Supplies  —  3 .3%
Align Technology, Inc.
(a)
..................... 2,425 897,589
Baxter International, Inc. .................... 3,194 129,676
Becton Dickinson & Co. .................... 8,809 2,461,675
Boston Scientific Corp.
(a)
.................... 70,119 3,782,219
Cooper Companies, Inc. (The) ................ 4,806 1,778,172
Dexcom, Inc.
(a) (b)
......................... 17,885 1,806,027
Edwards Lifesciences Corp.
(a)
................ 124,848 9,547,127
Hologic, Inc.
(a)
........................... 20,454 1,528,732
IDEXX Laboratories, Inc.
(a) (b)
................. 16,234 8,302,230
Insulet Corp.
(a)
........................... 3,277 628,234
Intuitive Surgical, Inc.
(a)
..................... 13,432 4,199,918
Medtronic PLC .......................... 68,110 5,550,965
ResMed, Inc. ........................... 11,459 1,828,742
Stryker Corp. ........................... 17,211 4,880,179
Teleflex, Inc.
(b)
........................... 3,620 770,119
Zimmer Biomet Holdings, Inc. ................ 12,836 1,529,024
49,620,628
a
Health Care Providers & Services  —  1 .7%
Elevance Health, Inc. ...................... 10,699 4,729,065
Humana, Inc. ........................... 6,215 2,869,030
Laboratory Corp. of America Holdings ........... 1,497 311,526
Molina Healthcare, Inc. ..................... 788 244,375
Quest Diagnostics, Inc. ..................... 3,681 484,051
UnitedHealth Group, Inc. .................... 35,520 16,928,122
25,566,169
a
Health Care REITs  —  0 .6%
Healthpeak Properties, Inc. .................. 276,268 5,685,596
Ventas, Inc. ............................ 24,981 1,091,170
Welltower, Inc. ........................... 30,938 2,564,141
9,340,907
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 6,463 1,348,828
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .7%
Airbnb, Inc. , Class A
(a)
...................... 22,834 $ 3,003,813
Booking Holdings, Inc.
(a)
.................... 1,061 3,294,437
Caesars Entertainment, Inc.
(a)
................ 7,345 405,885
Chipotle Mexican Grill, Inc.
(a)
................. 836 1,610,671
Hilton Worldwide Holdings, Inc. ............... 7,463 1,109,375
Marriott International, Inc. , Class A ............. 6,172 1,256,064
McDonald's Corp. ........................ 71,182 20,012,819
Starbucks Corp. .......................... 58,032 5,654,638
Vail Resorts, Inc. ......................... 576 130,360
Wynn Resorts Ltd. ........................ 4,288 434,717
Yum! Brands, Inc. ........................ 24,901 3,221,691
40,134,470
a
Household Durables  —  0 .3%
Garmin Ltd. ............................. 23,333 2,473,765
NVR, Inc. .............................. 359 2,289,461
4,763,226
a
Household Products  —  0 .1%
Church & Dwight Co., Inc. ................... 11,448 1,107,823
Clorox Co. (The) ......................... 2,486 388,935
1,496,758
a
Industrial REITs  —  1 .1%
Prologis, Inc. ............................ 138,421 17,191,888
a
Insurance  —  3 .2%
Aflac, Inc. .............................. 102,485 7,642,306
Allstate Corp. (The) ....................... 16,038 1,729,057
American Financial Group, Inc. ............... 28,043 3,250,745
Arch Capital Group Ltd.
(a)
................... 50,242 3,861,600
Arthur J Gallagher & Co. .................... 3,792 873,980
Brown & Brown, Inc. ....................... 37,777 2,799,276
Chubb Ltd. ............................. 26,774 5,378,093
Cincinnati Financial Corp. ................... 18,446 1,951,402
Erie Indemnity Co. , Class A , NVS .............. 4,627 1,289,684
Globe Life, Inc. .......................... 8,938 997,213
Hartford Financial Services Group, Inc. (The) ...... 30,894 2,218,807
Markel Group, Inc.
(a)
....................... 1,886 2,789,243
Marsh & McLennan Companies, Inc. ............ 28,575 5,571,839
MetLife, Inc. ............................ 37,578 2,380,191
Progressive Corp. (The) .................... 28,257 3,771,462
Willis Towers Watson PLC ................... 8,599 1,777,929
48,282,827
a
Interactive Media & Services  —  5 .4%
Alphabet, Inc. , Class A
(a)
.................... 102,503 13,957,833
Alphabet, Inc. , Class C , NVS
(a)
................ 262,628 36,071,956
Match Group, Inc.
(a) (b)
...................... 11,869 556,300
Meta Platforms, Inc. , Class A
(a)
................ 97,587 28,875,017
Pinterest, Inc. , Class A
(a)
.................... 13,738 377,658
Snap, Inc. , Class A , NVS
(a) (b)
................. 30,410 314,744
80,153,508
a
IT Services  —  0 .6%
Accenture PLC , Class A .................... 21,146 6,846,441
Gartner, Inc.
(a)
........................... 888 310,516
International Business Machines Corp. .......... 1,406 206,443
Okta, Inc. , Class A
(a)
....................... 3,183 265,812
Snowflake, Inc. , Class A
(a)
................... 882 138,342
VeriSign, Inc.
(a)
.......................... 9,108 1,892,551
9,660,105
a
Life Sciences Tools & Services  —  2 .6%
Avantor, Inc. ............................ 6,567 142,176
Bio-Rad Laboratories, Inc. , Class A ............. 2,088 835,618

Schedule of Investments
(continued)
August 31, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Life Sciences Tools & Services (continued)
Bio-Techne Corp. ......................... 56,331 $ 4,416,350
Danaher Corp. .......................... 26,855 7,116,575
Illumina, Inc.
(a)
........................... 11,733 1,938,526
IQVIA Holdings, Inc.
(a)
...................... 1,577 351,087
Mettler-Toledo International, Inc.
(a)
............. 3,035 3,682,912
Repligen Corp.
(a)
......................... 8,874 1,543,277
Revvity, Inc.
(b)
........................... 22,534 2,637,154
Thermo Fisher Scientific, Inc. ................. 19,234 10,715,261
Waters Corp.
(a) (b)
......................... 1,452 407,722
West Pharmaceutical Services, Inc. ............ 10,922 4,444,162
38,230,820
a
Machinery  —  2 .3%
Deere & Co. ............................ 1,416 581,891
Fortive Corp. ............................ 59,695 4,706,951
IDEX Corp. ............................. 22,307 5,050,305
Illinois Tool Works, Inc. ..................... 22,644 5,600,993
Ingersoll Rand, Inc.
(b)
...................... 24,947 1,736,561
Pentair PLC ............................ 43,379 3,047,809
Westinghouse Air Brake Technologies Corp. ....... 2,985 335,872
Xylem, Inc. ............................. 133,893 13,863,281
34,923,663
a
Media  —  1 .0%
Charter Communications, Inc. , Class A
(a)
......... 6,424 2,814,483
Comcast Corp. , Class A .................... 104,912 4,905,685
Fox Corp. , Class A , NVS .................... 11,940 394,736
Fox Corp. , Class B ........................ 19,097 582,841
Liberty Broadband Corp. , Class C , NVS .......... 36,765 3,439,733
Liberty Media Corp.-Liberty SiriusXM , Series C ..... 37,327 912,272
Sirius XM Holdings, Inc.
(b)
................... 338,079 1,487,548
Trade Desk, Inc. (The) , Class A
(a)
.............. 12,367 989,731
15,527,029
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .0%
Annaly Capital Management, Inc. .............. 7,140 144,728
a
Personal Care Products  —  0 .0%
Estee Lauder Companies, Inc. (The) , Class A ...... 4,603 738,920
a
Pharmaceuticals  —  6 .5%
Bristol-Myers Squibb Co. .................... 99,210 6,116,296
Catalent, Inc.
(a)
.......................... 13,004 649,810
Eli Lilly & Co. ........................... 50,002 27,711,108
Jazz Pharmaceuticals PLC .................. 9,978 1,430,446
Johnson & Johnson ....................... 85,843 13,879,096
Merck & Co., Inc. ......................... 130,675 14,240,962
Pfizer, Inc. ............................. 272,786 9,651,169
Royalty Pharma PLC ...................... 103,565 3,088,308
Zoetis, Inc. , Class A ....................... 101,782 19,390,489
96,157,684
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 19,389 4,936,633
Booz Allen Hamilton Holding Corp. , Class A ....... 6,650 753,512
Equifax, Inc. ............................ 7,294 1,507,670
Paychex, Inc. ........................... 33,486 4,092,994
Paycom Software, Inc. ..................... 597 176,020
Robert Half, Inc. ......................... 7,044 520,974
SS&C Technologies Holdings, Inc. ............. 2,451 140,736
Verisk Analytics, Inc. ....................... 10,191 2,468,464
14,597,003
a
Security Shares Value
a
Real Estate Management & Development  —  0 .2%
CoStar Group, Inc.
(a)
....................... 34,801 $ 2,853,334
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 3,719 193,983
3,047,317
a
Residential REITs  —  0 .8%
AvalonBay Communities, Inc. ................ 41,548 7,637,353
Equity Residential ........................ 28,797 1,866,910
Essex Property Trust, Inc. ................... 7,621 1,816,770
Sun Communities, Inc. ..................... 1,518 185,834
11,506,867
a
Retail REITs  —  0 .6%
Realty Income Corp. ....................... 85,878 4,812,603
Regency Centers Corp. .................... 28,490 1,772,078
Simon Property Group, Inc. .................. 16,876 1,915,257
8,499,938
a
Semiconductors & Semiconductor Equipment  —  8 .7%
Advanced Micro Devices, Inc.
(a)
............... 62,827 6,642,070
Analog Devices, Inc. ....................... 56,118 10,201,130
Broadcom, Inc. .......................... 3,980 3,673,102
Enphase Energy, Inc.
(a)
..................... 56,400 7,136,292
First Solar, Inc. .......................... 48,439 9,160,784
Intel Corp. ............................. 153,839 5,405,903
KLA Corp. .............................. 5,795 2,908,337
Marvell Technology, Inc. .................... 78,004 4,543,733
NVIDIA Corp. ........................... 118,723 58,595,737
QUALCOMM, Inc. ........................ 54,746 6,270,059
Skyworks Solutions, Inc. .................... 5,657 615,142
SolarEdge Technologies, Inc. ................. 23,544 3,827,548
Texas Instruments, Inc. ..................... 61,763 10,379,890
129,359,727
a
Software  —  11 .9%
Adobe, Inc.
(a)
............................ 30,266 16,928,984
ANSYS, Inc.
(a)
........................... 3,186 1,015,920
Autodesk, Inc.
(a)
.......................... 8,439 1,872,952
Fortinet, Inc.
(a)
........................... 27,951 1,682,930
Intuit, Inc. .............................. 21,249 11,512,921
Microsoft Corp. .......................... 313,966 102,905,496
Oracle Corp. ............................ 77,091 9,280,986
Palo Alto Networks, Inc.
(a) (b)
.................. 12,834 3,122,512
Roper Technologies, Inc. .................... 5,506 2,747,824
Salesforce, Inc.
(a)
......................... 41,143 9,111,529
ServiceNow, Inc.
(a) (b)
....................... 23,062 13,579,597
Splunk, Inc.
(a)
........................... 8,294 1,005,730
Tyler Technologies, Inc.
(a)
................... 1,431 570,153
Workday, Inc. , Class A
(a)
.................... 5,576 1,363,332
Zoom Video Communications, Inc. , Class A ....... 9,650 685,440
177,386,306
a
Specialized REITs  —  3 .8%
American Tower Corp. ..................... 21,596 3,915,787
Crown Castle, Inc. ........................ 28,193 2,833,396
Digital Realty Trust, Inc. .................... 158,020 20,814,394
Equinix, Inc. ............................ 12,257 9,577,375
Extra Space Storage, Inc. ................... 11,303 1,454,470
Public Storage ........................... 15,088 4,170,021
SBA Communications Corp. , Class A ............ 5,486 1,231,772
VICI Properties, Inc. ....................... 420,558 12,970,009
56,967,224
a
Specialty Retail  —  2 .3%
Burlington Stores, Inc. ..................... 4,580 743,151
Home Depot, Inc. (The) .................... 43,938 14,512,721
Lowe's Companies, Inc. .................... 36,777 8,476,363

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 884 $ 830,695
Ross Stores, Inc. ......................... 20,126 2,451,548
TJX Companies, Inc. (The) .................. 66,087 6,111,726
Ulta Beauty, Inc.
(a) (b)
....................... 3,638 1,509,879
34,636,083
a
Technology Hardware, Storage & Peripherals  —  8 .8%
Apple, Inc. ............................. 696,726 130,893,914
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(a)
................... 14,121 5,383,772
Nike, Inc. , Class B ........................ 18,131 1,844,104
7,227,876
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 58,369 3,360,887
WW Grainger, Inc. ........................ 1,316 939,808
4,300,695
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,374,932,809 ) ............................... 1,486,942,310
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.52%
(c) (d) (e)
...................... 18,107,313 $ 18,112,745
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................ 2,674,081 2,674,081
a
Total Short-Term Securities — 1.4%
(Cost: $ 20,784,395 ) ................................. 20,786,826
Total Investments — 101.2%
(Cost: $ 1,395,717,204 ) ............................... 1,507,729,136
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (17,955,311)
Net Assets — 100.0% ................................. $ 1,489,773,825
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,189,711 $ 14,921,645
(a)
$ — $ 34 $ 1,355 $ 18,112,745 18,107,313 $ 254,836
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,301,375 1,372,706
(a)
— — — 2,674,081 2,674,081 74,538 1
BlackRock, Inc. ... 3,725,120 3,174,436 (429,210) 54,741 273,654 6,798,741 9,705 145,334 —
$ 54,775 $ 275,009
$ 27,585,567
$ 474,708 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 4 09/15/23 $ 538 $ 8,206
E-Mini NASDAQ 100 Index ............................................................... 6 09/15/23 1,865 94,305
$ 102,511

Schedule of Investments
(continued)
August 31, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 102,511 $ — $ — $ — $ 102,511
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 392,486 $ — $ — $ — $ 392,486
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 102,511 $ — $ — $ — $ 102,511
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,110,296
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,486,942,310 $ — $ — $ 1,486,942,310
Short-Term Securities
Money Market Funds ...................................... 20,786,826 — — 20,786,826
$ 1,507,729,136 $ — $ — $ 1,507,729,136
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 102,511 $ — $ — $ 102,511
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
August 31, 2023
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 12,717,765,967  $ 5,017,245  $ 1,399,714,695  $ 3,929,042
Investments, at value — affiliated
(c)
........................................ 141,824,095  11,017  115,100,800  27,171
Cash ............................................................ 320,791  —  136  2
Cash pledged:
Futures contracts .................................................. 4,791,000  —  392,000  —
Receivables:
Investments sold .................................................. 626,886,812  245,471  70,580,769  202,114
Securities lending income — affiliated .................................... 153,608  1  134,230  142
Capital shares sold ................................................. 33,387  —  71,493  —
Dividends — unaffiliated ............................................. 19,503,043  2,595  1,272,295  10,071
Dividends — affiliated ............................................... 286,618  31  15,529  21
Total assets .......................................................
13,511,565,321  5,276,360  1,587,281,947  4,168,563
LIABILITIES
Due to broker ...................................................... —  —  1,743  —
Collateral on securities loaned ........................................... 51,489,461  4,236  109,788,740  4,259
Payables:
Investments purchased .............................................. 633,430,178  250,585  73,702,925  203,053
Capital shares redeemed ............................................. 35,256  —  —  —
Investment advisory fees ............................................. 1,628,324  746  200,060  606
Variation margin on futures contracts ..................................... 154,970  —  11,011  —
Total liabilities ......................................................
686,738,189  255,567  183,704,479  207,918
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 12,824,827,132  $ 5,020,793  $ 1,403,577,468  $ 3,960,645
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 13,956,217,553  $ 4,066,498  $ 1,526,369,657  $ 4,056,114
Accumulated earnings (loss) ............................................ (1,131,390,421) 954,295  (122,792,189) (95,469)
NET ASSETS ......................................................
$ 12,824,827,132  $ 5,020,793  $ 1,403,577,468  $ 3,960,645
NET ASSET VALUE
Shares outstanding .................................................. 129,250,000  160,000  39,100,000  160,000
Net asset value ..................................................... $ 99.22  $ 31.38  $ 35.90  $ 24.75
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 49,845,694  $ 4,174  $ 107,050,036  $ 4,137
(b)
Investments, at cost — unaffiliated ...................................... $ 12,235,799,458  $ 4,040,237  $ 1,405,650,260  $ 3,964,855
(c)
Investments, at cost — affiliated ........................................ $ 141,198,131  $ 11,016  $ 115,053,616  $ 28,696

2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
August 31, 2023
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 1,129,514,174  $ 1,480,143,569
Investments, at value — affiliated
(c)
....................................................................... 8,879,365  27,585,567
Cash ........................................................................................... 137,023  13,853
Cash pledged:
Futures contracts ................................................................................. 170,000  211,000
Receivables:
Investments sold ................................................................................. 3,346,150  356,613
Securities lending income — affiliated ................................................................... 49,451  16,893
Dividends — unaffiliated ............................................................................ 1,648,766  1,438,755
Dividends — affiliated .............................................................................. 14,279  10,830
Total assets ......................................................................................
1,143,759,208  1,509,777,080
LIABILITIES
Collateral on securities loaned .......................................................................... 1,159,223  18,110,161
Payables:
Investments purchased ............................................................................. 3,193,770  1,705,975
Capital shares redeemed ............................................................................ —  55,231
Investment advisory fees ............................................................................ 93,507  126,583
Variation margin on futures contracts .................................................................... 6,188  5,305
Total liabilities .....................................................................................
4,452,688  20,003,255
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 1,139,306,520  $ 1,489,773,825
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 1,164,887,039  $ 1,397,426,099
Accumulated earnings (loss) ........................................................................... (25,580,519) 92,347,726
NET ASSETS .....................................................................................
$ 1,139,306,520  $ 1,489,773,825
NET ASSET VALUE
Shares outstanding ................................................................................. 14,300,000  29,850,000
Net asset value .................................................................................... $ 79.67  $ 49.91
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 1,115,213  $ 17,722,317
(b)
Investments, at cost — unaffiliated ..................................................................... $ 1,071,990,563  $ 1,368,003,075
(c)
Investments, at cost — affiliated ....................................................................... $ 9,807,056  $ 27,714,129

Financial Statements
Statements of Operations
Year Ended August 31, 2023
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
(a)
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
(a)
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 285,618,717  $ 17,755  $ 20,362,250  $ 65,238
Dividends — affiliated .............................................. 5,053,734  127  153,433  432
Interest — unaffiliated .............................................. 267,966  —  13,847  5
Securities lending income — affiliated — net ............................... 539,682  15  1,783,003  143
Foreign taxes withheld ............................................. (157,097) (26) (8,168) (39)
Total investment income ..............................................
291,323,002  17,871  22,304,365  65,779
EXPENSES
Investment advisory ............................................... 25,922,697  4,703  2,396,823  4,071
Total expenses .................................................... 25,922,697  4,703  2,396,823  4,071
Net investment income ...............................................
265,400,305  13,168  19,907,542  61,708
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (634,924,327) (27,132) (46,240,951) (80,256)
Investments — affiliated ........................................... (13,943,403) (25) (610) (2,356)
Capital gain distributions from underlying funds — affiliated ................... 56  —  2  —
Futures contracts ............................................... 4,327,353  —  (168,362) —
In-kind redemptions — unaffiliated
(b)
................................... 1,806,416,783  —  79,992,012  —
In-kind redemptions — affiliated
(b)
.................................... 5,463,456  —  —  —
1,167,339,918  (27,157) 33,582,091  (82,612)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 321,585,675  977,008  52,329,477  (35,813)
Investments — affiliated ........................................... 11,076,073  1  2,803  (1,525)
Futures contracts ............................................... 2,881,881  —  285,406  —
335,543,629  977,009  52,617,686  (37,338)
Net realized and unrealized gain (loss) ....................................
1,502,883,547  949,852  86,199,777  (119,950)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 1,768,283,852  $ 963,020  $ 106,107,319  $ (58,242)
(a)
For the period from January 31, 2023 (commencement of operations) to August 31, 2023.
(b)
See Note 2 of the Notes to Financial Statements.

2023
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended August 31, 2023
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 42,282,092  $ 13,727,250
Dividends — affiliated .............................................................................. 787,302  219,872
Interest — unaffiliated .............................................................................. 23,927  7,508
Securities lending income — affiliated — net ............................................................... 165,552  254,836
Foreign taxes withheld ............................................................................. (21,110) (2,241)
Total investment income ..............................................................................
43,237,763  14,207,225
EXPENSES
Investment advisory ............................................................................... 2,618,137  1,069,474
Total expenses .................................................................................... 2,618,137  1,069,474
Net investment income ...............................................................................
40,619,626  13,137,751
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (37,556,737) (19,979,831)
Investments — affiliated ........................................................................... (186,112) (3,771)
Capital gain distributions from underlying funds — affiliated ................................................... 5  1
Futures contracts ............................................................................... 794,264  392,486
In-kind redemptions — unaffiliated
(a)
................................................................... 629,573,008  18,486,685
In-kind redemptions — affiliated
(a)
.................................................................... 2,667,129  58,546
595,291,557  (1,045,884)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (235,956,056) 182,877,879
Investments — affiliated ........................................................................... (2,025,255) 275,009
Futures contracts ............................................................................... 82,626  102,511
(237,898,685) 183,255,399
Net realized and unrealized gain ........................................................................
357,392,872  182,209,515
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 398,012,498  $ 195,347,266
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
Year Ended
08/31/23
Year Ended
08/31/22
Period From
01/31/23
(a)
to 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 265,400,305  $ 310,012,226  $ 13,168
Net realized gain (loss) ........................................................... 1,167,339,918  397,025,406  (27,157)
Net change in unrealized appreciation (depreciation) ....................................... 335,543,629  (4,350,702,060) 977,009
Net increase (decrease) in net assets resulting from operations ..................................
1,768,283,852  (3,643,664,428) 963,020
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(299,525,568) (290,135,112) (8,725)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
(10,838,359,355) 3,865,597,340  4,066,498
NET ASSETS
Total increase (decrease) in net assets .................................................. (9,369,601,071) (68,202,200) 5,020,793
Beginning of period ...............................................................
22,194,428,203  22,262,630,403  —
End of period ...................................................................
$ 12,824,827,132  $ 22,194,428,203  $ 5,020,793
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
Year Ended
08/31/23
Year Ended
08/31/22
Period From
01/31/23
(a)
to 08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 19,907,542  $ 15,950,050  $ 61,708
Net realized gain (loss) ........................................................... 33,582,091  (13,342,322) (82,612)
Net change in unrealized appreciation (depreciation) ....................................... 52,617,686  (240,102,101) (37,338)
Net increase (decrease) in net assets resulting from operations ..................................
106,107,319  (237,494,373) (58,242)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(21,620,054) (14,247,210) (37,227)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
(160,006,934) 631,800,423  4,056,114
NET ASSETS
Total increase (decrease) in net assets .................................................. (75,519,669) 380,058,840  3,960,645
Beginning of period ...............................................................
1,479,097,137  1,099,038,297  —
End of period ...................................................................
$ 1,403,577,468  $ 1,479,097,137  $ 3,960,645
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned Climate MSCI USA ETF
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 40,619,626  $ 48,701,009  $ 13,137,751  $ 4,479,031
Net realized gain (loss) ......................................... 595,291,557  398,082,579  (1,045,884) (4,078,372)
Net change in unrealized appreciation (depreciation) ..................... (237,898,685) (929,260,080) 183,255,399  (71,140,956)
Net increase (decrease) in net assets resulting from operations ................
398,012,498  (482,476,492) 195,347,266  (70,740,297)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(47,370,942) (48,112,074) (11,538,632) (2,179,447)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(2,327,985,279) (430,723,595) 549,083,534  829,801,401
NET ASSETS
Total increase (decrease) in net assets ................................ (1,977,343,723) (961,312,161) 732,892,168  756,881,657
Beginning of period .............................................
3,116,650,243  4,077,962,404  756,881,657  —
End of period .................................................
$ 1,139,306,520  $ 3,116,650,243  $ 1,489,773,825  $ 756,881,657
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of year ..........................
$ 88.13  $ 103.69  $ 79.74  $ 64.33  $ 63.85
Net investment income
(a)
................................ 1 .37  1 .29  1 .18  1 .22  1 .17
Net realized and unrealized gain (loss)
(b)
......................
11.23  (15.62) 23.87  15.13  0 .40
Net increase (decrease) from investment operations ...............
12.60  (14.33) 25.05  16.35  1 .57
Distributions from net investment income
(c)
...................... ( 1 .51 ) ( 1 .23 ) ( 1 .10 ) ( 0 .94 ) ( 1 .09 )
Net asset value, end of year ..............................
$ 99.22  $ 88.13  $ 103.69  $ 79.74  $ 64.33
Total Return
(d)
– – – – –
Based on net asset value .................................
14.57% (13.96) % 31.71% 25.79% 2 .59%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .54% 1 .32% 1 .30% 1 .76% 1 .88%
Supplemental Data
Net assets, end of year (000) ...............................
$ 12,824,827  $ 22,194,428  $ 22,262,630  $ 8,991,145  $ 295,905
Portfolio turnover rate
(f)
...................................
25% 22% 21% 38% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG
Aware MSCI USA
Growth ETF
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................................................................
$ 25.42
Net investment income
(b)
.............................................................................................. 0 .08
Net realized and unrealized gain
(c)
........................................................................................
5 .93
Net increase from investment operations .....................................................................................
6 .01
Distributions from net investment income
(d)
.................................................................................... ( 0 .05 )
Net asset value, end of period ...........................................................................................
$ 31.38
Total Return
(e)
–
Based on net asset value ...............................................................................................
23.72%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0 .18%
(h)
Net investment income .................................................................................................
0 .50%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 5,021
Portfolio turnover rate
(i)
.................................................................................................
20%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of year .........................
$ 33.85  $ 40.26  $ 27.34  $ 26.21  $ 28.76
Net investment income
(a)
............................... 0 .48  0 .42  0 .35  0 .33  0 .36
Net realized and unrealized gain (loss)
(b)
.....................
2 .09  ( 6 .43 ) 12.95  1 .10  ( 2 .58 )
Net increase (decrease) from investment operations ..............
2 .57  ( 6 .01 ) 13.30  1 .43  ( 2 .22 )
Distributions from net investment income
(c)
..................... ( 0 .52 ) ( 0 .40 ) ( 0 .38 ) ( 0 .30 ) ( 0 .33 )
Net asset value, end of year .............................
$ 35.90  $ 33.85  $ 40.26  $ 27.34  $ 26.21
Total Return
(d)
– – – – –
Based on net asset value ................................
7 .75% (15.03) % 48.95% 5 .57% ( 7 .69 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
Net investment income ..................................
1 .41% 1 .15% 0 .96% 1 .32% 1 .35%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,403,577  $ 1,479,097  $ 1,099,038  $ 366,339  $ 57,664
Portfolio turnover rate
(f)
..................................
37% 37% 33% 50% 34%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG
Aware MSCI USA
Value ETF
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................................................................
$ 25.35
Net investment income
(b)
.............................................................................................. 0 .39
Net realized and unrealized loss
(c)
........................................................................................
( 0 .76 )
Net decrease from investment operations ....................................................................................
( 0 .37 )
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
Net asset value, end of period ...........................................................................................
$ 24.75
Total Return
(e)
–
Based on net asset value ...............................................................................................
( 1 .38 ) %
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0 .18%
(h)
Net investment income .................................................................................................
2 .72%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,961
Portfolio turnover rate
(i)
.................................................................................................
21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Period From
05/07/19
(a)
to 08/31/19
Net asset value, beginning of period .......................
$ 68.20  $ 79.65  $ 60.55  $ 50.77  $ 49.23
Net investment income
(b)
............................... 1 .08  1 .00  0 .94  0 .94  0 .32
Net realized and unrealized gain (loss)
(c)
.....................
11.45  (11.48) 19.08  9 .75  1 .34
Net increase (decrease) from investment operations ..............
12.53  (10.48) 20.02  10.69  1 .66
Distributions from net investment income
(d)
..................... ( 1 .06 ) ( 0 .97 ) ( 0 .92 ) ( 0 .91 ) ( 0 .12 )
Net asset value, end of period ............................
$ 79.67  $ 68.20  $ 79.65  $ 60.55  $ 50.77
Total Return
(e)
– – – – –
Based on net asset value ................................
18.66% (13.29) % 33.44% 21.45% 3 .38%
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses .......................................
0 .10% 0 .10% 0 .10% 0 .10% 0 .11%
(h)
Total expenses after fees waived ...........................
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
(h)
Net investment income ..................................
1 .55% 1 .32% 1 .38% 1 .77% 2 .00%
(h)
Supplemental Data
Net assets, end of period (000) ............................
$ 1,139,307  $ 3,116,650  $ 4,077,962  $ 2,564,228  $ 1,579,065
Portfolio turnover rate
(i)
..................................
14% 10% 12% 9% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate MSCI USA
ETF
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period ......................................................................
$ 43.50  $ 50.43
Net investment income
(b)
.............................................................................. 0 .55  0 .32
Net realized and unrealized gain (loss)
(c)
....................................................................
6 .38  ( 7 .08 )
Net increase (decrease) from investment operations .............................................................
6 .93  ( 6 .76 )
Distributions from net investment income
(d)
.................................................................... ( 0 .52 ) ( 0 .17 )
Net asset value, end of period ...........................................................................
$ 49.91  $ 43.50
Total Return
(e)
– –
Based on net asset value ...............................................................................
16.13% (13.42) %
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .10% 0 .11%
(h)
Total expenses after fees waived ..........................................................................
0 .10% 0 .10%
(h)
Net investment income .................................................................................
1 .23% 1 .26%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 1,489,774  $ 756,882
Portfolio turnover rate
(i)
.................................................................................
12% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

2023
iShares Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ................................................................................................. Diversified
ESG Aware MSCI USA Growth
(a)
.......................................................................................... Non-diversified
ESG Aware MSCI USA Small-Cap ......................................................................................... Diversified
ESG Aware MSCI USA Value
(a)
............................................................................................ Non-diversified
ESG MSCI USA Leaders ................................................................................................ Non-diversified
Paris-Aligned Climate MSCI USA .......................................................................................... Non-diversified
(a)
The Fund commenced operations on January 31, 2023.

Notes to Financial Statements
( continued)

Notes to Financial Statements
has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Aware MSCI USA
Barclays Bank PLC ............................................... $ 2,525,069 $ (2,525,069) $ — $ —
Citigroup Global Markets, Inc. ........................................ 14,355 (14,323) — 32
HSBC Bank PLC ................................................ 8,068,758 (8,068,758) — —
J.P. Morgan Securities LLC ......................................... 24,244,098 (24,244,098) — —
Morgan Stanley ................................................. 1,329,976 (1,329,976) — —
RBC Capital Markets LLC .......................................... 9,846,000 (9,846,000) — —
SG Americas Securities LLC ........................................ 1,708,459 (1,708,459) — —
State Street Bank & Trust Co. ........................................ 9,610 (9,610) — —
Toronto-Dominion Bank ............................................ 2,099,369 (2,099,369) — —
$ 49,845,694 $ (49,845,662)
$ —
$ 32
a
ESG Aware MSCI USA Growth
J.P. Morgan Securities LLC ......................................... 4,174 (4,174) — —
$ 4,174 $ (4,174)
$ —
$ —
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 2,474,718 (2,474,718) — —
BNP Paribas SA ................................................. 6,066,990 (6,066,990) — —
BofA Securities, Inc. .............................................. 8,595,378 (8,595,378) — —
Citadel Clearing LLC .............................................. 4,100,377 (4,100,377) — —
Citigroup Global Markets, Inc. ........................................ 5,820,744 (5,809,505) — 11,239
Credit Suisse Securities (USA) LLC .................................... 941,351 (941,351) — —
HSBC Bank PLC ................................................ 7,307,217 (7,307,217) — —
J.P. Morgan Securities LLC ......................................... 21,688,702 (21,688,702) — —
Jefferies LLC ................................................... 1,768,393 (1,768,393) — —
Morgan Stanley ................................................. 28,918,811 (28,918,811) — —
National Financial Services LLC ...................................... 2,233,788 (2,233,788) — —
RBC Capital Markets LLC .......................................... 679,016 (679,016) — —
Scotia Capital (USA), Inc. .......................................... 840,669 (840,669) — —
State Street Bank & Trust Co. ........................................ 804,578 (804,578) — —
Toronto-Dominion Bank ............................................ 9,763,603 (9,763,603) — —
UBS AG ...................................................... 3,862,333 (3,862,333) — —
UBS Securities LLC .............................................. 1,183,368 (1,183,368) — —
$ 107,050,036 $ (107,038,797)
$ —
$ 11,239
a
ESG Aware MSCI USA Value
UBS AG ...................................................... 4,137 (4,137) — —
$ 4,137 $ (4,137)
$ —
$ —
a
ESG MSCI USA Leaders
Barclays Capital, Inc. ............................................. 85,492 (85,492) — —
Goldman Sachs & Co. LLC ......................................... 84,138 (84,138) — —
HSBC Bank PLC ................................................ 103,522 (103,522) — —
Jefferies LLC ................................................... 15,756 (15,756) — —
Morgan Stanley ................................................. 27,205 (27,205) — —
UBS AG ...................................................... 796,231 (796,231) — —
Wells Fargo Securities LLC ......................................... 2,869 (2,869) — —
$ 1,115,213 $ (1,115,213)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Paris-Aligned Climate MSCI USA
Barclays Capital, Inc. ............................................. $ 29,964 $ (29,964) $ — $ —
BofA Securities, Inc. .............................................. 1,667,684 (1,667,684) — —
Goldman Sachs & Co. LLC ......................................... 1,395,241 (1,395,241) — —
HSBC Bank PLC ................................................ 9,957 (9,957) — —
J.P. Morgan Securities LLC ......................................... 6,059,380 (6,059,380) — —
Jefferies LLC ................................................... 2,852,460 (2,852,460) — —
Morgan Stanley ................................................. 6,093 (6,093) — —
Toronto-Dominion Bank ............................................ 3,084,138 (3,077,995) — 6,143
UBS AG ...................................................... 818,083 (818,083) — —
UBS Securities LLC .............................................. 332,024 (332,024) — —
Wells Fargo Bank NA ............................................. 418,487 (418,487) — —
Wells Fargo Securities LLC ......................................... 1,048,806 (1,048,806) — —
$ 17,722,317 $ (17,716,174)
$ —
$ 6,143
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
ESG Aware MSCI USA ................................................................................................ $ 167,663
ESG Aware MSCI USA Growth .......................................................................................... 5
ESG Aware MSCI USA Small-Cap ........................................................................................ 461,964
ESG Aware MSCI USA Value ............................................................................................ 34
ESG MSCI USA Leaders ............................................................................................... 47,320
Paris-Aligned Climate MSCI USA ......................................................................................... 64,275
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA ............................................................ $ 1,045,826,845  $ 1,351,600,036  $ (175,403,205)
ESG Aware MSCI USA Small-Cap .................................................... 74,781,419  181,789,760  20,672,085
ESG MSCI USA Leaders ........................................................... 126,577,391  146,963,956  (11,626,299)
Paris-Aligned Climate MSCI USA ..................................................... 60,185,990  50,178,396  (3,883,298)

Notes to Financial Statements
( continued)

Notes to Financial Statements
7. Purchases and Sales
For the period ended August 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended August 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
ESG Aware MSCI USA .............................................................................. $ 4,262,638,063  $ 4,340,460,693
ESG Aware MSCI USA Growth ........................................................................ 1,000,562  906,695
ESG Aware MSCI USA Small-Cap ...................................................................... 526,771,752  530,471,324
ESG Aware MSCI USA Value .......................................................................... 876,301  822,648
ESG MSCI USA Leaders ............................................................................. 369,641,014  376,032,942
Paris-Aligned Climate MSCI USA ....................................................................... 139,229,429  134,694,947
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .............................................................................. $ 1,549,111,769  $ 12,322,463,936
ESG Aware MSCI USA Growth ........................................................................ 3,973,500  —
ESG Aware MSCI USA Small-Cap ...................................................................... 145,616,696  300,849,129
ESG Aware MSCI USA Value .......................................................................... 4,013,554  —
ESG MSCI USA Leaders ............................................................................. 342,811,098  2,664,509,392
Paris-Aligned Climate MSCI USA ....................................................................... 630,546,313  84,271,696
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware MSCI USA .............................................................................. $ 1,809,716,212  $ (1,809,716,212)
ESG Aware MSCI USA Small-Cap ...................................................................... 79,812,236  (79,812,236)
ESG MSCI USA Leaders ............................................................................. 630,844,307  (630,844,307)
Paris-Aligned Climate MSCI USA ....................................................................... 18,541,164  (18,541,164)
iShares ETF
Year Ended
08/31/23
Year Ended
08/31/22
ESG Aware MSCI USA
Ordinary income .......................................................................................... $ 299,525,568  $ 290,135,112
ESG Aware MSCI USA Growth
(a)
Ordinary income .......................................................................................... $ 8,725  $ —
ESG Aware MSCI USA Small-Cap
Ordinary income .......................................................................................... $ 21,620,054  $ 14,247,210
ESG Aware MSCI USA Value
(a)
Ordinary income .......................................................................................... $ 37,227  $ —
ESG MSCI USA Leaders
Ordinary income .......................................................................................... $ 47,370,942  $ 48,112,074
Paris-Aligned Climate MSCI USA
(b)
Ordinary income .......................................................................................... $ 11,538,632  $ 2,179,447
(a)
The Fund commenced operations on January 31, 2023.
(b)
The Fund commenced operations on February 8, 2022.

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
As of August 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG Aware MSCI USA .........................................
$ 35,260,166  $ (1,637,135,284) $ 470,484,697  $ (1,131,390,421)
ESG Aware MSCI USA Growth ...................................
4,443  (26,873) 976,725  954,295
ESG Aware MSCI USA Small-Cap .................................
3,186,791  (112,577,877) (13,401,103) (122,792,189)
ESG Aware MSCI USA Value .....................................
24,481  (80,737) (39,213) (95,469)
ESG MSCI USA Leaders ........................................
2,853,096  (77,270,870) 48,837,255  (25,580,519)
Paris-Aligned Climate MSCI USA ..................................
3,901,030  (22,574,664) 111,021,360  92,347,726
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA .......................................... $ 12,389,105,365  $ 1,402,873,697  $ (932,389,000) $ 470,484,697
ESG Aware MSCI USA Growth .................................... 4,051,537  1,043,183  (66,458) 976,725
ESG Aware MSCI USA Small-Cap .................................. 1,528,216,598  164,803,396  (178,204,499) (13,401,103)
ESG Aware MSCI USA Value ...................................... 3,995,426  207,699  (246,912) (39,213)
ESG MSCI USA Leaders ......................................... 1,089,556,284  132,129,031  (83,291,776) 48,837,255
Paris-Aligned Climate MSCI USA ................................... 1,396,707,776  164,195,857  (53,174,497) 111,021,360

Notes to Financial Statements
( continued)

Notes to Financial Statements
risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
08/31/23
Year Ended
08/31/22
iShares ETF Shares  Amount  Shares  Amount
ESG Aware MSCI USA
Shares sold ............................................... 17,200,000  $ 1,558,381,916  76,150,000  $ 7,652,118,218
Shares redeemed ........................................... (139,800,000) (12,396,741,271) (39,000,000) (3,786,520,878)
(122,600,000) $ (10,838,359,355) 37,150,000  $ 3,865,597,340
ESG Aware MSCI USA Growth
(a)
Shares sold ............................................... 160,000  $ 4,066,498  —  $ —
Shares redeemed ........................................... —  —  —  —
160,000  $ 4,066,498  —  $ —
ESG Aware MSCI USA Small-Cap
Shares sold ............................................... 4,400,000  $ 151,123,851  19,800,000  $ 755,585,893
Shares redeemed ........................................... (9,000,000) (311,130,785) (3,400,000) (123,785,470)
(4,600,000) $ (160,006,934) 16,400,000  $ 631,800,423

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/23
Year Ended
08/31/22
iShares ETF Shares Amount Shares Amount
ESG Aware MSCI USA Value
(a)
Shares sold ............................................... 160,000  $ 4,056,114  —  $ —
Shares redeemed ........................................... —  —  —  —
160,000  $ 4,056,114  —  $ —
ESG MSCI USA Leaders
Shares sold ............................................... 5,000,000  $ 345,135,056  7,950,000  $ 610,710,681
Shares redeemed ........................................... (36,400,000) (2,673,120,335) (13,450,000) (1,041,434,276)
(31,400,000) $ (2,327,985,279) (5,500,000) $ (430,723,595)
Paris-Aligned Climate MSCI USA
(b)
Shares sold ............................................... 14,200,000  $ 633,618,230  17,400,000  $ 829,801,401
Shares redeemed ........................................... (1,750,000) (84,534,696) —  —
12,450,000  $ 549,083,534  17,400,000  $ 829,801,401
(a)
The Fund commenced operations on January 31, 2023.
(b)
The Fund commenced operations on February 8, 2022.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 23, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares ESG Aware MSCI USA ETF
(1)
    iShares ESG Aware MSCI USA Growth ETF
(2)
    iShares ESG Aware MSCI USA Small-Cap ETF
(1)
    iShares ESG Aware MSCI USA Value ETF
(2)
    iShares ESG MSCI USA Leaders ETF
(1)
    iShares Paris-Aligned Climate MSCI USA ETF
(3)
(1)
Statement of operations for the year ended August 31, 2023 and statement of changes in net assets for each of the two years in the period ended August 31, 2023.
(2)
Statement of operations and statement of changes in net assets for the period January 31, 2023 (commencement of operations) to August 31, 2023.
(3)
Statement of operations for the year ended August 31, 2023, and statement of changes in net assets for the year ended August 31, 2023 and the period February 8, 2022 (commencement of operations) to August 31, 2022.

Important Tax Information
(unaudited)

2023
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG Aware MSCI USA ................................................................................................. $ 266,431,803
ESG Aware MSCI USA Growth ........................................................................................... 16,473
ESG Aware MSCI USA Small-Cap ......................................................................................... 14,919,537
ESG Aware MSCI USA Value ............................................................................................. 60,479
ESG MSCI USA Leaders ................................................................................................ 40,103,239
Paris-Aligned Climate MSCI USA .......................................................................................... 10,954,041
iShares ETF
Qualified Business
Income
ESG Aware MSCI USA ................................................................................................. $ 4,439,501
ESG MSCI USA Leaders ................................................................................................ 639,718
Paris-Aligned Climate MSCI USA .......................................................................................... 507,410
iShares ETF
Dividends-Received
Deduction
ESG Aware MSCI USA ................................................................................................. 96.66%
ESG Aware MSCI USA Growth ........................................................................................... 100.00
ESG Aware MSCI USA Small-Cap ......................................................................................... 72.67
ESG Aware MSCI USA Value ............................................................................................. 94.79
ESG MSCI USA Leaders ................................................................................................ 93.92
Paris-Aligned Climate MSCI USA .......................................................................................... 79.44

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares ESG Aware MSCI USA ETF, iShares ESG MSCI USA Leaders ETF, iShares Paris-Aligned Climate MSCI USA ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Annual Report to Shareholders
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2023
iShares Annual Report to Shareholders
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
August 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (“AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of AIFMD because the iShares ESG MSCI USA Leaders ETF and iShares Paris-Aligned Climate MSCI USA ETF (the “Funds”) were registered to be marketed to investors in the EU and/or UK until December 29, 2022.
Report on Remuneration
The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG Aware MSCI USA Growth
(a)
....... $ 0.054533  $ —  $ 0.000001  $ 0.054534  100% — % — %
(b)
100%
ESG Aware MSCI USA Value
(a)
......... 0.232665  —  0.000001  0.232666  100 — —
(b)
100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)
Rounds to less than 1%.

Supplemental Information
(unaudited) (continued)

2023
iShares Annual Report to Shareholders
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the business they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4.12 million. This figure is comprised of fixed remuneration of USD 685 thousand and variable remuneration of USD 3.44 million. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was
USD 2.96 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 thousand.
These figures relate to the entire Company and not to the Funds.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
Until December 29, 2022, the iShares ESG MSCI USA Leaders ETF and the iShares Paris-Aligned Climate MSCI USA ETF (the “Funds”) were registered under the
Alternative Investment Fund Managers Directive (“AIFMD”) to be marketed to EU investors as noted above. As a result, each Fund was subject to the EU Sustainable
Finance Disclosure Regulation (“SFDR”), which incorporates disclosures prescribed by the EU’s taxonomy for environmentally sustainable (“Taxonomy Regulation”). The
iShares ESG MSCI USA Leaders ETF was categorized under the SFDR as an “Article 8” fund – i.e., a fund that promotes environmental or social characteristics. The iShares
Paris-Aligned Climate MSCI USA ETF was categorized under the SFDR as an “Article 9” fund – i.e., a fund that has sustainable investment as its objective. Further detail about each Fund’s Article 8 and Article 9 status, respectively, for the period from September 1, 2022 to the deregistration of the Funds from AIFMD on December 29, 2022 is included below. For that period, 0% of the Fund’s investments met the applicable requirements to be considered aligned with the EU Taxonomy Regulation.
iShares ESG MSCI USA Leaders ETF
Certain environmental and social characteristics are promoted by the Fund through its investments in a portfolio primarily made up of component securities of the Fund’s underlying index. The underlying index applies exclusionary screens based on certain environmental- and social-related characteristics and ratings. In addition, only securities of companies with an MSCI ESG Rating of “BB” or higher and an MSCI ESG Controversies Score of three or higher, both as determined by the index provider, are eligible for inclusion in the underlying index. Please refer to the Fund’s prospectus for additional information regarding the Fund’s investment strategy and the methodology of the underlying index. BFA or its afﬁliates carried out due diligence on index providers and engaged with them on an ongoing basis with regard to index methodologies, including their assessment of good governance criteria set out by SFDR.
iShares Paris-Aligned Climate MSCI USA ETF
The Fund’s sustainable investment objective was met through the Fund’s investments in a portfolio that was primarily made up of securities of the underlying index. BFA or its afﬁliates carried out due diligence on index providers and engaged with them on an ongoing basis regarding index methodologies, including their assessment of good governance criteria set out in the SFDR and whether index constituents do no signiﬁcant harm to environmental or social factors.
The table below shows the alignment of the Fund’s investments with regard to the components of the Fund’s underlying index and the parent index of the underlying index
(as deﬁned in the Fund’s prospectus) as of December 29, 2022. The underlying index was a subset of equity securities of companies included in the parent index, which were selected and weighted in accordance with the underlying index methodology so that, in aggregate, the portfolio was compatible with the objectives of the Paris Agreement by following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low carbon economy. The underlying index aimed to meet or exceed the minimum requirements for a “Paris-Aligned Benchmark” (“PAB”) under the European
Union’s Low Carbon Benchmark Regulation. PABs are designed to align with the principal objective of the Paris Agreement, which is to limit global warming in this century to well below 2 degrees Celsius, preferably to 1.5 degrees Celsius, above pre-industrial levels. Further details on the index provider's methodology are set out in the Fund’s prospectus.
% of Total Assets
As of December 29, 2022 Underlying Index Parent Index
Alignment of Fund’s investments as a % of total assets .......................................................... 99.85% 61.10%

Trustee and Officer Information
(unaudited)

Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of August 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L. Fagnani
(1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H. Herbert
(1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts
(since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of
Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E. Lawton
(1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)

2023
iShares Annual Report to Shareholders
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Martinez
(1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan
(1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent Walker
(1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Funds Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel Aguirre
(1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees (
continued
)

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2023
iShares Annual Report to Shareholders
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-822-0823
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2023
iShares Trust
iShares Climate Conscious & Transition MSCI USA ETF | USCL | NASDAQ
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ
2023 Annual Report

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions.
For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of August 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.50% 15.94%
U.S. small cap equities
(Russell 2000
®
Index)
0.99 4.65
International equities (MSCI
Europe, Australasia, Far East
Index)
4.75 17.92
Emerging market equities
(MSCI Emerging Markets
Index)
3.62 1.25
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.47 4.25
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
0.11 (4.71)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.95 (1.19)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
1.04 1.70
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
4.55 7.19
2
This Page is not Part of Your Fund Report

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
4
2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended August 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 14.76%. Economic strength in the face of tightening monetary conditions drove investor optimism surrounding the resilience of the domestic economy. Meanwhile, decelerating inflation alleviated concerns related to potential overheating and led investors to anticipate an end to monetary tightening. Nonetheless, investors watched the economy closely for the impact of higher interest rates, and several bank failures in early 2023 highlighted the potential second-order effects of tight monetary conditions.
However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity into the banking system, and equity prices recovered.
As the reporting period began, inflation, which surged in the aftermath of the coronavirus pandemic, stood near multi-decade highs. However, the inflation rate declined substantially thereafter, although it remained higher than pre-pandemic levels. Lower energy costs and the resolution of supply chain disruptions helped ease inflation, as the cost of transportation and shipping moderated significantly.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times over the course of the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to act since the tightening cycle began. However, the Fed then raised interest rates again at its July 2023 meeting and stated that it will continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy, increasing their spending in both nominal and inflation-adjusted terms. A strong labor market bolstered spending, as unemployment remained low, and the number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
Despite a divided government, the U.S. Congress was able to strike a deal in May 2023 to raise the debt ceiling, averting a potential government default. While that deal enacted modest spending cuts, government spending rose overall, and several significant investment bills also passed. These included the CHIPS Act, which encouraged the building of semiconductor capacity in the U.S., and the Inflation Reduction Act, which provided subsidies for various climate-related initiatives. These new incentives helped drive a sharp increase in factory construction during the reporting period.
In this environment, corporate profits remained solid, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of higher labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022 and the first quarter of 2023 before rebounding slightly in the second quarter of 2023. The yield curve (a graphical representation of U.S. Treasury rates at different maturities) further inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
Climate Conscious & Transition MSCI USA ETF
5
Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization companies based on their positioning, relative to their sector peers, with respect to the transition to a low-carbon economy, as determined by the Index Provider, based primarily on current emissions intensity, emissions reduction targets, green business revenue, and/or climate risk management, as represented  by the MSCI USA Extended
Climate Action Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
For the fiscal period ended August 31, 2023, the Fund did not have six months of performance and therefore line graphs are not presented.
The inception date of the Fund was June 6, 2023. The first day of secondary market trading was June 8, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 6.41%
Fund Market ......................................................................................................
– % 6.55
Index ........................................................................................................... 6.44
Actual Hypothetical 5% Return
Beginning
Account Value
(06/06/23)
(a)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,064.10  $ 0.19  $ 1,000.00  $ 1,024.80  $ 0.41  0.08%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 86/365 for actual expenses and 184/365 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 27.4%
Health Care ................................... 16.5
Financials ..................................... 13.2
Communication Services ........................... 11.9
Consumer Discretionary ........................... 9.1
Industrials ..................................... 7.6
Energy ....................................... 3.8
Consumer Staples ............................... 3.0
Utilities ....................................... 2.6
Real Estate .................................... 2.5
Materials ..................................... 2.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 4.9%
NVIDIA Corp. .................................. 4.9
Microsoft Corp. ................................. 4.7
Tesla, Inc. ..................................... 3.0
Alphabet, Inc., Class A ............................ 2.7
Meta Platforms, Inc., Class A ........................ 2.6
Alphabet, Inc., Class C, NVS ........................ 2.4
Eli Lilly & Co. .................................. 1.8
UnitedHealth Group, Inc. ........................... 1.8
JPMorgan Chase & Co. ........................... 1.7
      aaa aa

iShares
®
ESG Advanced MSCI USA ETF
6
2023
iShares Annual Report to Shareholders
Fund Summary
as of August 31, 2023
Investment Objective
The iShares ESG Advanced MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI USA Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was June 16, 2020. The first day of secondary market trading was June 18, 2020.
The performance for the Index shown is calculated with gross dividends reinvested since inception.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................................. 20.65% 13.42% 20.65% 49.83%
Fund Market ............................................................
20.95 13.41 – % 20.95 49.77
Index ................................................................. 20.78 13.60 20.78 50.49
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,152.00  $ 0.54  $ 1,000.00  $ 1,024.70  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

iShares
®
ESG Advanced MSCI USA ETF
Fund Summary
as of August 31, 2023 (continued)
7
Fund Summary
Portfolio Management Commentary
Investor interest in the environmental, social, and governance (“ESG”) attributes of companies was mixed during the reporting period. There were net outflows from ESG-
themed equity investments in an environment characterized by persistent inflation, rising interest rates, and recessionary fears.
During the reporting period, the Index of stocks of large- and mid-cap U.S. companies with favorable ESG characteristics and screened for controversial activities advanced substantially. The information technology sector contributed the most to the Index’s return, as new developments in artificial intelligence (“AI”) applications boosted stocks in the sector. The semiconductors and semiconductor equipment industry were the leading sources of strength. Generative AI is computationally intensive, and the strong interest in the area benefited companies that manufacture specialty microchips that can be used for these applications.
The industrials sector further contributed to the Index’s performance, as the strong economy and government investment drove a large increase in construction of new manufacturing capacity, benefiting makers of construction equipment in the machinery industry. The healthcare sector also gained amid development of a promising drug for the treatment of obesity and diabetes that buoyed the pharmaceuticals industry. There were only three sectors which posted negative returns for the quarter in the Index:
utilities, real estate, and consumer staples.
In terms of relative performance, the Index notably outperformed the broader market, as represented by the MSCI USA Index. Relative to the broader market, the Index seeks companies that that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities. The
Index held a significant overweight position in the information technology sector and underweight positions in the communication services and energy sectors, relative to the broader market. Positioning in the information technology sector was the largest contributor to relative performance, while positioning in communication services detracted from relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 40.9%
Financials ..................................... 15.8
Health Care ................................... 12.4
Industrials ..................................... 10.5
Consumer Discretionary ........................... 7.6
Real Estate .................................... 4.4
Materials ..................................... 3.5
Consumer Staples ............................... 2.4
Communication Services ........................... 2.4
Utilities ....................................... 0.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 12.5%
NVIDIA Corp. .................................. 6.6
Eli Lilly & Co. .................................. 2.4
Visa, Inc., Class A ............................... 2.2
Broadcom, Inc. ................................. 2.1
Mastercard, Inc., Class A ........................... 1.9
Home Depot, Inc. (The) ........................... 1.8
Adobe, Inc. .................................... 1.4
Cisco Systems, Inc. .............................. 1.3
Salesforce, Inc. ................................. 1.2
      aaa aa

About Fund Performance
8
2023
iShares Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
August 31, 2023
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .8%
Expeditors International of Washington, Inc. ....... 14,051 $ 1,639,892
FedEx Corp. ............................ 22,013 5,745,833
United Parcel Service, Inc. , Class B ............ 66,654 11,291,188
18,676,913
a
Automobiles  —  3 .3%
Ford Motor Co. .......................... 359,840 4,364,859
General Motors Co. ....................... 128,020 4,289,950
Lucid Group, Inc.
(a)
........................ 82,824 520,135
Tesla, Inc.
(a)
............................. 262,339 67,704,449
76,879,393
a
Banks  —  3 .0%
Bank of America Corp. ..................... 659,613 18,911,105
JPMorgan Chase & Co. .................... 268,757 39,327,212
KeyCorp ............................... 84,770 960,444
PNC Financial Services Group, Inc. (The) ........ 36,704 4,431,274
U.S. Bancorp ........................... 140,976 5,149,853
68,779,888
a
Beverages  —  0 .3%
Constellation Brands, Inc. , Class A ............. 15,208 3,962,597
Keurig Dr Pepper, Inc. ..................... 83,914 2,823,706
Molson Coors Beverage Co. , Class B ........... 17,300 1,098,377
7,884,680
a
Biotechnology  —  3 .1%
AbbVie, Inc. ............................ 162,253 23,844,701
Alnylam Pharmaceuticals, Inc.
(a)
............... 11,454 2,265,830
Amgen, Inc. ............................ 49,059 12,575,784
Biogen, Inc.
(a)
........................... 13,313 3,559,364
Gilead Sciences, Inc. ...................... 114,714 8,773,327
Incyte Corp.
(a)
........................... 17,300 1,116,369
Regeneron Pharmaceuticals, Inc.
(a)
............. 9,947 8,221,096
Seagen, Inc.
(a)
........................... 12,931 2,664,691
Vertex Pharmaceuticals, Inc.
(a)
................ 23,743 8,270,636
71,291,798
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 49,176 2,202,101
Etsy, Inc.
(a)
............................. 11,346 834,725
MercadoLibre, Inc.
(a)
....................... 4,154 5,700,784
8,737,610
a
Building Products  —  0 .5%
A O Smith Corp. ......................... 11,489 832,953
Allegion PLC ............................ 8,089 920,609
Johnson Controls International PLC ............ 63,097 3,726,509
Owens Corning .......................... 8,307 1,195,460
Trane Technologies PLC .................... 20,973 4,304,918
10,980,449
a
Capital Markets  —  4 .1%
Ameriprise Financial, Inc. ................... 9,605 3,242,456
Ares Management Corp. , Class A .............. 14,771 1,527,912
Bank of New York Mellon Corp. (The) ........... 71,629 3,213,993
BlackRock, Inc.
(b)
......................... 13,774 9,649,238
Blackstone, Inc. , NVS ...................... 64,934 6,907,029
Cboe Global Markets, Inc. ................... 9,734 1,457,277
Charles Schwab Corp. (The) ................. 138,400 8,186,360
CME Group, Inc. , Class A ................... 33,081 6,704,857
FactSet Research Systems, Inc. ............... 3,460 1,509,979
Goldman Sachs Group, Inc. (The) ............. 30,576 10,020,061
Intercontinental Exchange, Inc. ............... 51,610 6,089,464
Security Shares Value
a
Capital Markets (continued)
Invesco Ltd. ............................ 31,140 $ 495,749
Moody's Corp. ........................... 15,189 5,115,655
Morgan Stanley .......................... 115,194 9,808,769
Nasdaq, Inc. ............................ 31,593 1,658,001
Northern Trust Corp. ....................... 19,030 1,447,612
S&P Global, Inc. ......................... 30,163 11,789,510
SEI Investments Co. ....................... 10,380 644,183
State Street Corp. ........................ 30,742 2,113,205
T Rowe Price Group, Inc. ................... 20,760 2,329,895
Tradeweb Markets, Inc. , Class A ............... 10,047 868,362
94,779,567
a
Chemicals  —  1 .6%
DuPont de Nemours, Inc. ................... 42,213 3,245,758
Ecolab, Inc. ............................ 23,568 4,332,034
FMC Corp. ............................. 11,501 991,731
Linde PLC ............................. 44,980 17,409,059
PPG Industries, Inc. ....................... 21,648 3,068,821
RPM International, Inc. ..................... 11,884 1,185,310
Sherwin-Williams Co. (The) .................. 22,490 6,110,983
36,343,696
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 8,446 4,258,220
Copart, Inc.
(a)
........................... 79,037 3,543,229
Republic Services, Inc. ..................... 20,410 2,941,693
Waste Connections, Inc. .................... 23,743 3,252,553
Waste Management, Inc. .................... 37,415 5,865,924
19,861,619
a
Communications Equipment  —  0 .9%
Cisco Systems, Inc. ....................... 374,773 21,493,232
a
Construction & Engineering  —  0 .2%
AECOM ............................... 12,110 1,062,653
Quanta Services, Inc. ...................... 13,384 2,808,900
3,871,553
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 58,102 9,179,535
Capital One Financial Corp. .................. 35,112 3,595,118
Discover Financial Services .................. 23,357 2,103,765
14,878,418
a
Consumer Staples Distribution & Retail  —  1 .4%
Sysco Corp. ............................ 46,710 3,253,352
Target Corp. ............................ 42,446 5,371,541
Walgreens Boots Alliance, Inc. ................ 67,470 1,707,666
Walmart, Inc. ............................ 136,210 22,149,108
32,481,667
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 7,423 1,398,345
Ball Corp. .............................. 28,929 1,575,184
Crown Holdings, Inc. ...................... 11,044 1,023,337
International Paper Co. ..................... 30,394 1,061,358
Packaging Corp. of America ................. 8,291 1,236,188
Sealed Air Corp. ......................... 13,840 512,910
Westrock Co. ........................... 23,553 770,419
7,577,741
a
Diversified Telecommunication Services  —  1 .0%
AT&T, Inc. .............................. 657,465 9,723,907
Liberty Global PLC , Class C , NVS
(a)
............ 22,708 450,527

Schedule of Investments
(continued)
August 31, 2023
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ................ 386,627 $ 13,524,213
23,698,647
a
Electric Utilities  —  1 .9%
Alliant Energy Corp. ....................... 23,118 1,159,830
American Electric Power Co., Inc. .............. 47,342 3,711,613
Duke Energy Corp. ....................... 70,930 6,298,584
Edison International ....................... 35,220 2,424,897
Eversource Energy ....................... 32,080 2,047,345
Exelon Corp. ............................ 91,690 3,678,603
FirstEnergy Corp. ........................ 50,170 1,809,632
NextEra Energy, Inc. ...................... 186,086 12,430,545
Southern Co. (The) ....................... 100,340 6,796,028
Xcel Energy, Inc. ......................... 50,614 2,891,578
43,248,655
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 21,195 3,380,814
Eaton Corp. PLC ......................... 36,657 8,444,673
Emerson Electric Co. ...................... 52,558 5,163,824
Hubbell, Inc. ............................ 4,929 1,607,101
Rockwell Automation, Inc. ................... 10,564 3,296,813
21,893,225
a
Electronic Equipment, Instruments & Components  —  0 .3%
Amphenol Corp. , Class A ................... 54,879 4,850,206
Trimble, Inc.
(a)
........................... 22,490 1,232,227
6,082,433
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 93,420 3,380,870
Halliburton Co. .......................... 83,040 3,207,004
Schlumberger Ltd. ........................ 131,080 7,728,477
14,316,351
a
Entertainment  —  1 .9%
Activision Blizzard, Inc. ..................... 72,290 6,649,957
Electronic Arts, Inc. ....................... 23,780 2,853,125
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 18,170 1,249,914
Netflix, Inc.
(a)
............................ 40,884 17,730,573
Walt Disney Co. (The)
(a)
.................... 167,810 14,042,341
42,525,910
a
Financial Services  —  4 .0%
Block, Inc. , Class A
(a)
...................... 50,170 2,892,300
Fidelity National Information Services, Inc. ........ 54,482 3,043,365
Fiserv, Inc.
(a)
............................ 56,773 6,891,674
Global Payments, Inc. ..................... 24,098 3,052,976
Jack Henry & Associates, Inc. ................ 6,703 1,050,896
Mastercard, Inc. , Class A .................... 77,828 32,114,946
PayPal Holdings, Inc.
(a)
..................... 97,481 6,093,537
Visa, Inc. , Class A ........................ 148,823 36,562,835
91,702,529
a
Food Products  —  0 .7%
Bunge Ltd. ............................. 13,840 1,582,189
Campbell Soup Co. ....................... 17,300 721,410
Conagra Brands, Inc. ...................... 43,250 1,292,310
General Mills, Inc. ........................ 53,630 3,628,606
Hershey Co. (The) ........................ 13,546 2,910,494
J M Smucker Co. (The) ..................... 9,387 1,360,646
Kellogg Co. ............................. 25,220 1,538,924
McCormick & Co., Inc. , NVS ................. 23,092 1,895,391
Tyson Foods, Inc. , Class A .................. 25,950 1,382,356
16,312,326
a
Security Shares Value
a
Ground Transportation  —  1 .5%
CSX Corp. ............................. 188,570 $ 5,694,814
JB Hunt Transport Services, Inc. .............. 7,622 1,432,022
Norfolk Southern Corp. ..................... 20,935 4,291,884
Old Dominion Freight Line, Inc. ............... 9,075 3,878,383
Uber Technologies, Inc.
(a)
................... 167,510 7,911,497
Union Pacific Corp. ....................... 56,042 12,361,184
35,569,784
a
Health Care Equipment & Supplies  —  1 .4%
Abbott Laboratories ....................... 159,924 16,456,180
Boston Scientific Corp.
(a)
.................... 132,219 7,131,893
Edwards Lifesciences Corp.
(a)
................ 55,751 4,263,279
STERIS PLC ............................ 9,072 2,082,840
Zimmer Biomet Holdings, Inc. ................ 19,030 2,266,853
32,201,045
a
Health Care Providers & Services  —  3 .3%
Cigna Group (The) ........................ 27,275 7,534,991
CVS Health Corp. ........................ 117,640 7,666,599
DaVita, Inc.
(a)
............................ 5,190 531,560
Elevance Health, Inc. ...................... 21,803 9,637,144
Humana, Inc. ........................... 11,492 5,305,052
McKesson Corp. ......................... 12,462 5,138,332
UnitedHealth Group, Inc. .................... 85,622 40,805,733
76,619,411
a
Health Care REITs  —  0 .2%
Healthpeak Properties, Inc. .................. 50,170 1,032,498
Welltower, Inc. ........................... 45,709 3,788,362
4,820,860
a
Hotels, Restaurants & Leisure  —  3 .2%
Airbnb, Inc. , Class A
(a)
...................... 38,060 5,006,793
Aramark ............................... 22,764 846,366
Booking Holdings, Inc.
(a)
.................... 3,397 10,547,787
Caesars Entertainment, Inc.
(a)
................ 19,790 1,093,595
Carnival Corp.
(a)
.......................... 91,690 1,450,536
Chipotle Mexican Grill, Inc.
(a)
................. 2,535 4,884,032
Darden Restaurants, Inc. ................... 11,120 1,729,271
Domino's Pizza, Inc. ....................... 3,258 1,262,149
Hilton Worldwide Holdings, Inc. ............... 24,220 3,600,303
Hyatt Hotels Corp. , Class A .................. 4,305 483,925
Las Vegas Sands Corp. .................... 31,628 1,735,112
Marriott International, Inc. , Class A ............. 23,770 4,837,433
McDonald's Corp. ........................ 67,145 18,877,817
MGM Resorts International .................. 26,768 1,177,257
Starbucks Corp. .......................... 105,530 10,282,843
Vail Resorts, Inc. ......................... 3,708 839,195
Wynn Resorts Ltd. ........................ 9,417 954,695
Yum! Brands, Inc. ........................ 25,759 3,332,699
72,941,808
a
Household Durables  —  0 .1%
Garmin Ltd. ............................. 14,073 1,492,019
a
Household Products  —  0 .3%
Church & Dwight Co., Inc. ................... 22,490 2,176,357
Clorox Co. (The) ......................... 11,371 1,778,993
Kimberly-Clark Corp. ...................... 31,140 4,011,766
7,967,116
a
Independent Power and Renewable Electricity Producers  —  0 .0%
AES Corp. (The) ......................... 60,550 1,085,661
a

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 50,734 $ 5,411,796
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 84,770 10,528,434
a
Insurance  —  1 .3%
American International Group, Inc. ............. 66,719 3,904,396
Aon PLC , Class A ........................ 18,839 6,280,734
Arch Capital Group Ltd.
(a)
................... 34,251 2,632,532
Chubb Ltd. ............................. 38,060 7,645,112
Progressive Corp. (The) .................... 53,828 7,184,423
W R Berkley Corp. ........................ 19,030 1,177,196
Willis Towers Watson PLC ................... 9,788 2,023,767
30,848,160
a
Interactive Media & Services  —  7 .8%
Alphabet, Inc. , Class A
(a)
.................... 449,800 61,249,266
Alphabet, Inc. , Class C , NVS
(a)
................ 400,288 54,979,557
Match Group, Inc.
(a) (c)
...................... 25,950 1,216,277
Meta Platforms, Inc. , Class A
(a)
................ 203,401 60,184,322
Snap, Inc. , Class A , NVS
(a) (c)
................. 91,690 948,991
178,578,413
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 58,000 18,778,660
Akamai Technologies, Inc.
(a)
.................. 13,840 1,454,446
Cloudflare, Inc. , Class A
(a) (c)
.................. 25,292 1,644,739
Cognizant Technology Solutions Corp. , Class A ..... 46,710 3,344,903
EPAM Systems, Inc.
(a)
...................... 5,325 1,379,122
Gartner, Inc.
(a)
........................... 7,240 2,531,683
International Business Machines Corp. .......... 83,509 12,261,626
Okta, Inc. , Class A
(a)
....................... 14,259 1,190,769
Snowflake, Inc. , Class A
(a)
................... 23,978 3,760,949
VeriSign, Inc.
(a)
.......................... 8,650 1,797,384
48,144,281
a
Life Sciences Tools & Services  —  2 .4%
Agilent Technologies, Inc. ................... 27,166 3,288,988
Charles River Laboratories International, Inc.
(a)
..... 4,708 973,709
Danaher Corp. .......................... 64,468 17,084,020
Illumina, Inc.
(a)
........................... 14,538 2,401,968
IQVIA Holdings, Inc.
(a)
...................... 17,065 3,799,181
Mettler-Toledo International, Inc.
(a)
............. 2,017 2,447,589
Repligen Corp.
(a)
......................... 4,865 846,072
Revvity, Inc. ............................ 11,538 1,350,292
Thermo Fisher Scientific, Inc. ................. 35,472 19,761,451
Waters Corp.
(a)
.......................... 5,429 1,524,463
West Pharmaceutical Services, Inc. ............ 6,844 2,784,824
56,262,557
a
Machinery  —  1 .4%
Cummins, Inc. ........................... 13,021 2,995,351
Deere & Co. ............................ 25,617 10,527,050
Dover Corp. ............................ 12,860 1,907,138
Fortive Corp. ............................ 32,516 2,563,886
Graco, Inc. ............................. 15,570 1,229,096
IDEX Corp. ............................. 6,920 1,566,688
Ingersoll Rand, Inc. ....................... 37,200 2,589,492
PACCAR, Inc. ........................... 48,173 3,964,156
Stanley Black & Decker, Inc. ................. 13,840 1,306,219
Westinghouse Air Brake Technologies Corp. ....... 16,582 1,865,807
Xylem, Inc. ............................. 22,013 2,279,226
32,794,109
a
Security Shares Value
a
Media  —  1 .0%
Charter Communications, Inc. , Class A
(a)
......... 9,000 $ 3,943,080
Comcast Corp. , Class A .................... 382,534 17,887,290
21,830,370
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 72,660 2,864,257
Nucor Corp. ............................ 23,103 3,976,027
Reliance Steel & Aluminum Co. ............... 5,407 1,540,779
Steel Dynamics, Inc. ....................... 14,770 1,574,334
9,955,397
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .0%
Annaly Capital Management, Inc. .............. 44,980 911,745
a
Multi-Utilities  —  0 .6%
Consolidated Edison, Inc. ................... 31,869 2,835,066
Dominion Energy, Inc. ...................... 76,877 3,731,610
Public Service Enterprise Group, Inc. ........... 45,886 2,802,717
Sempra ............................... 57,878 4,064,193
13,433,586
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 15,117 1,758,712
Boston Properties, Inc. ..................... 13,840 924,097
2,682,809
a
Oil, Gas & Consumable Fuels  —  3 .2%
Chevron Corp. ........................... 166,855 26,880,341
ConocoPhillips .......................... 111,284 13,246,135
Devon Energy Corp. ....................... 59,019 3,015,281
Diamondback Energy, Inc. ................... 15,821 2,401,311
EOG Resources, Inc. ...................... 53,630 6,897,891
Hess Corp. ............................. 25,475 3,935,887
Kinder Morgan, Inc. , Class P ................. 185,110 3,187,594
Marathon Oil Corp. ........................ 57,090 1,504,321
ONEOK, Inc. ............................ 41,151 2,683,045
Pioneer Natural Resources Co. ............... 21,464 5,106,930
Williams Companies, Inc. (The) ............... 112,450 3,882,898
72,741,634
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 21,323 3,422,981
a
Pharmaceuticals  —  6 .2%
Bristol-Myers Squibb Co. .................... 193,206 11,911,150
Catalent, Inc.
(a)
.......................... 16,619 830,451
Eli Lilly & Co. ........................... 74,207 41,125,519
Johnson & Johnson ....................... 221,436 35,801,773
Merck & Co., Inc. ......................... 233,357 25,431,246
Pfizer, Inc. ............................. 519,178 18,368,518
Zoetis, Inc. , Class A ....................... 42,600 8,115,726
141,584,383
a
Professional Services  —  1 .1%
Automatic Data Processing, Inc. ............... 37,994 9,673,652
Booz Allen Hamilton Holding Corp. , Class A ....... 12,110 1,372,184
Broadridge Financial Solutions, Inc. ............ 10,849 2,020,192
Ceridian HCM Holding, Inc.
(a)
................. 13,840 1,003,677
Clarivate PLC
(a)
.......................... 31,096 231,043
Equifax, Inc. ............................ 11,281 2,331,783
Paychex, Inc. ........................... 29,842 3,647,588
Robert Half, Inc. ......................... 9,935 734,793
TransUnion ............................. 17,767 1,443,036
Verisk Analytics, Inc. ....................... 13,348 3,233,152
25,691,100
a

Schedule of Investments
(continued)
August 31, 2023
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
12
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 28,584 $ 2,431,069
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 13,057 2,400,138
Equity Residential ........................ 32,870 2,130,962
Essex Property Trust, Inc. ................... 5,918 1,410,792
UDR, Inc. .............................. 28,761 1,147,564
7,089,456
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 57,090 1,081,285
Realty Income Corp. ....................... 61,911 3,469,492
Regency Centers Corp. .................... 15,280 950,416
Simon Property Group, Inc. .................. 30,071 3,412,758
8,913,951
a
Semiconductors & Semiconductor Equipment  —  8 .4%
Advanced Micro Devices, Inc.
(a)
............... 148,098 15,656,921
Analog Devices, Inc. ....................... 46,115 8,382,785
Broadcom, Inc. .......................... 37,954 35,027,367
Enphase Energy, Inc.
(a) (c)
.................... 12,602 1,594,531
Marvell Technology, Inc. .................... 79,089 4,606,934
NVIDIA Corp. ........................... 227,158 112,113,831
Texas Instruments, Inc. ..................... 83,473 14,028,472
Wolfspeed, Inc.
(a)
......................... 11,449 547,491
191,958,332
a
Software  —  10 .7%
Adobe, Inc.
(a)
............................ 41,918 23,446,414
ANSYS, Inc.
(a)
........................... 7,972 2,542,032
Aspen Technology, Inc.
(a)
.................... 2,693 522,442
Autodesk, Inc.
(a)
.......................... 19,658 4,362,897
BILL Holdings, Inc.
(a)
....................... 8,650 997,345
Cadence Design Systems, Inc.
(a)
.............. 25,076 6,029,273
Datadog, Inc. , Class A
(a)
.................... 23,158 2,234,284
Dropbox, Inc. , Class A
(a)
.................... 24,220 673,074
Fortinet, Inc.
(a)
........................... 61,378 3,695,569
Gen Digital, Inc. .......................... 53,034 1,073,938
HubSpot, Inc.
(a)
.......................... 4,339 2,371,350
Intuit, Inc. .............................. 25,757 13,955,400
Microsoft Corp. .......................... 330,981 108,482,333
Oracle Corp. ............................ 149,771 18,030,931
Palo Alto Networks, Inc.
(a)
................... 28,128 6,843,542
PTC, Inc.
(a)
............................. 10,380 1,527,625
Roper Technologies, Inc. .................... 9,827 4,904,263
Salesforce, Inc.
(a)
......................... 89,581 19,838,608
ServiceNow, Inc.
(a)
........................ 18,734 11,031,141
Splunk, Inc.
(a)
........................... 14,467 1,754,268
Tyler Technologies, Inc.
(a)
................... 3,855 1,535,948
VMware, Inc. , Class A
(a)
.................... 21,766 3,673,665
Workday, Inc. , Class A
(a)
.................... 18,945 4,632,053
Zscaler, Inc.
(a) (c)
.......................... 8,052 1,256,515
245,414,910
a
Security Shares Value
a
Specialized REITs  —  0 .9%
American Tower Corp. ..................... 42,862 $ 7,771,738
Digital Realty Trust, Inc. .................... 26,792 3,529,042
Equinix, Inc. ............................ 8,601 6,720,649
VICI Properties, Inc. ....................... 91,690 2,827,720
20,849,149
a
Specialty Retail  —  1 .4%
Best Buy Co., Inc. ........................ 18,060 1,380,687
Home Depot, Inc. (The) .................... 92,464 30,540,859
31,921,546
a
Technology Hardware, Storage & Peripherals  —  5 .0%
Apple, Inc. ............................. 598,667 112,471,569
Dell Technologies, Inc. , Class C ............... 23,603 1,327,433
Hewlett Packard Enterprise Co. ............... 119,370 2,028,096
115,827,098
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 2,419 1,279,869
Lululemon Athletica, Inc.
(a)
................... 10,654 4,061,944
Nike, Inc. , Class B ........................ 113,310 11,524,760
VF Corp. .............................. 31,140 615,326
17,481,899
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 17,899 2,483,307
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc.
(a)
....................... 49,786 6,783,342
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,167,264,908 ) ............................... 2,292,971,818
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.52%
(b) (d) (e)
..................... 6,586,292 6,588,268
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(b) (d)
............................ 5,087,833 5,087,833
a
Total Short-Term Securities — 0.5%
(Cost: $ 11,676,101 ) ................................. 11,676,101
Total Investments — 100.2%
(Cost: $ 2,178,941,009 ) ............................... 2,304,647,919
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (5,602,220)
Net Assets — 100.0% ................................. $ 2,299,045,699
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
06/06/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 6,588,268
(b)
$ — $ — $ — $ 6,588,268 6,586,292 $ 209
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . — 5,087,833
(b)
— — — 5,087,833 5,087,833 35,246 —
BlackRock, Inc. ... — 9,427,568 (51,708) 612 272,766 9,649,238 13,774 80 —
$ 612 $ 272,766
$ 21,325,339
$ 35,535 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 23 09/15/23 $ 5,193 $ 24,128
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 24,128 $ — $ — $ — $ 24,128
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 65,929 $ — $ — $ — $ 65,929
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 24,128 $ — $ — $ — $ 24,128

Schedule of Investments
(continued)
August 31, 2023
iShares
®
Climate Conscious & Transition MSCI USA ETF
14
2023
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 5,193,400
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,292,971,818  $ —  $ —  $ 2,292,971,818
Short-Term Securities
Money Market Funds ...................................... 11,676,101  —  —  11,676,101
$ 2,304,647,919  $ —  $ —  $ 2,304,647,919
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 24,128  $ —  $ —  $ 24,128
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
August 31, 2023
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc. ...................... 2,732 $ 581,670
HEICO Corp.
(a)
.......................... 1,731 292,037
HEICO Corp. , Class A ...................... 2,873 389,090
Howmet Aerospace, Inc. .................... 15,301 756,941
2,019,738
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 4,518 408,563
Expeditors International of Washington, Inc. ....... 5,961 695,708
1,104,271
a
Automobile Components  —  0 .2%
Aptiv PLC
(b)
............................. 11,034 1,119,399
BorgWarner, Inc. ......................... 9,233 376,245
Lear Corp. ............................. 2,280 328,525
1,824,169
a
Automobiles  —  0 .1%
Lucid Group, Inc.
(a) (b)
....................... 35,630 223,757
Rivian Automotive, Inc. , Class A
(a)
.............. 25,395 577,228
800,985
a
Banks  —  1 .1%
First Horizon Corp. ........................ 20,638 259,007
Huntington Bancshares, Inc. ................. 56,316 624,544
KeyCorp ............................... 36,779 416,706
PNC Financial Services Group, Inc. (The) ........ 15,569 1,879,645
Regions Financial Corp. .................... 36,512 669,630
Truist Financial Corp. ...................... 51,958 1,587,317
U.S. Bancorp ........................... 59,800 2,184,494
Webster Financial Corp. .................... 6,911 293,096
7,914,439
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 35,596 1,197,805
a
Biotechnology  —  2 .9%
Alnylam Pharmaceuticals, Inc.
(b)
............... 4,857 960,812
Amgen, Inc. ............................ 20,845 5,343,407
Biogen, Inc.
(b)
........................... 5,647 1,509,782
BioMarin Pharmaceutical, Inc. ................ 7,322 669,084
Exact Sciences Corp.
(a) (b)
.................... 7,033 588,451
Horizon Therapeutics PLC ................... 8,484 956,486
Incyte Corp.
(b)
........................... 7,372 475,715
Moderna, Inc. ........................... 12,641 1,429,318
Neurocrine Biosciences, Inc.
(b)
................ 3,847 418,900
Regeneron Pharmaceuticals, Inc.
(b)
............. 4,209 3,478,697
Seagen, Inc.
(b)
........................... 5,486 1,130,500
United Therapeutics Corp. ................... 1,823 409,008
Vertex Pharmaceuticals, Inc.
(b)
................ 10,047 3,499,772
20,869,932
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 20,861 934,156
Etsy, Inc.
(b)
............................. 4,813 354,092
MercadoLibre, Inc.
(b)
....................... 1,763 2,419,471
3,707,719
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 4,818 349,305
Allegion PLC ............................ 3,466 394,465
Builders FirstSource, Inc. ................... 5,001 725,345
Carlisle Companies, Inc. .................... 1,988 522,884
Carrier Global Corp. ....................... 32,568 1,871,031
Security Shares Value
a
Building Products (continued)
Fortune Brands Innovations, Inc. .............. 4,943 $ 341,166
Lennox International, Inc. ................... 1,244 468,752
Masco Corp. ............................ 8,768 517,400
Owens Corning .......................... 3,515 505,844
Trane Technologies PLC .................... 8,897 1,826,198
7,522,390
a
Capital Markets  —  4 .7%
Ameriprise Financial, Inc. ................... 4,065 1,372,263
Bank of New York Mellon Corp. (The) ........... 30,384 1,363,330
BlackRock, Inc.
(c)
......................... 5,827 4,082,047
Carlyle Group, Inc. (The) .................... 8,573 277,336
Cboe Global Markets, Inc. ................... 4,119 616,655
Charles Schwab Corp. (The) ................. 58,663 3,469,916
CME Group, Inc. , Class A ................... 14,033 2,844,208
FactSet Research Systems, Inc. ............... 1,488 649,378
Franklin Resources, Inc. .................... 11,852 316,922
Intercontinental Exchange, Inc. ............... 21,841 2,577,020
LPL Financial Holdings, Inc. .................. 3,030 698,688
MarketAxess Holdings, Inc. .................. 1,481 356,817
Moody's Corp. ........................... 6,443 2,170,002
Morgan Stanley .......................... 48,864 4,160,770
Nasdaq, Inc. ............................ 13,383 702,340
Northern Trust Corp. ....................... 8,123 617,917
Raymond James Financial, Inc. ............... 7,854 821,450
S&P Global, Inc. ......................... 12,796 5,001,445
State Street Corp. ........................ 13,040 896,370
T Rowe Price Group, Inc. ................... 8,762 983,359
33,978,233
a
Chemicals  —  2 .4%
Air Products and Chemicals, Inc. .............. 8,665 2,560,421
Albemarle Corp. ......................... 4,578 909,694
CF Industries Holdings, Inc. .................. 7,604 586,040
FMC Corp. ............................. 4,854 418,561
International Flavors & Fragrances, Inc. .......... 9,952 701,118
Linde PLC ............................. 19,099 7,392,077
Mosaic Co. (The) ......................... 12,928 502,253
PPG Industries, Inc. ....................... 9,184 1,301,924
RPM International, Inc. ..................... 5,017 500,396
Sherwin-Williams Co. (The) .................. 9,558 2,597,100
Westlake Corp. .......................... 1,490 195,160
17,664,744
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 3,572 1,800,895
Copart, Inc.
(b)
........................... 33,525 1,502,926
Republic Services, Inc. ..................... 8,637 1,244,851
Rollins, Inc. ............................. 9,544 377,656
Waste Connections, Inc. .................... 10,048 1,376,475
Waste Management, Inc. .................... 15,870 2,488,099
8,790,902
a
Communications Equipment  —  1 .6%
Arista Networks, Inc.
(b)
..................... 10,222 1,995,641
Cisco Systems, Inc. ....................... 158,973 9,117,101
F5, Inc.
(b)
.............................. 2,374 388,529
Juniper Networks, Inc. ..................... 12,464 362,952
11,864,223
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,134 450,508
Quanta Services, Inc. ...................... 5,664 1,188,704
1,639,212
a

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
16
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,417 $ 1,078,973
Vulcan Materials Co. ...................... 5,190 1,132,718
2,211,691
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 10,689 295,978
American Express Co. ..................... 24,646 3,893,822
Capital One Financial Corp. .................. 14,894 1,524,997
Discover Financial Services .................. 9,907 892,324
Synchrony Financial ....................... 16,691 538,785
7,145,906
a
Consumer Staples Distribution & Retail  —  0 .7%
Dollar General Corp. ...................... 8,557 1,185,145
Dollar Tree, Inc.
(b)
......................... 8,168 999,436
Target Corp. ............................ 18,005 2,278,533
Walgreens Boots Alliance, Inc. ................ 28,551 722,626
5,185,740
a
Containers & Packaging  —  0 .4%
Avery Dennison Corp. ...................... 3,149 593,209
Ball Corp. .............................. 12,270 668,101
International Paper Co. ..................... 12,863 449,176
Packaging Corp. of America ................. 3,508 523,043
Sealed Air Corp. ......................... 5,648 209,315
Westrock Co. ........................... 10,086 329,913
2,772,757
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 5,481 842,594
LKQ Corp. ............................. 10,413 546,995
Pool Corp. ............................. 1,521 556,078
1,945,667
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 8,343 542,712
a
Diversified Telecommunication Services  —  0 .8%
Liberty Global PLC , Class C , NVS
(b)
............ 853 16,924
Verizon Communications, Inc. ................ 164,000 5,736,720
5,753,644
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 8,968 1,430,486
Eaton Corp. PLC ......................... 15,550 3,582,253
Generac Holdings, Inc. ..................... 2,452 291,322
Hubbell, Inc. ............................ 2,090 681,444
Rockwell Automation, Inc. ................... 4,482 1,398,743
Sensata Technologies Holding PLC ............ 5,884 221,356
7,605,604
a
Electronic Equipment, Instruments & Components  —  1 .4%
Amphenol Corp. , Class A ................... 23,224 2,052,537
Arrow Electronics, Inc. ..................... 2,270 302,886
CDW Corp. ............................. 5,259 1,110,438
Cognex Corp. ........................... 6,676 314,306
Corning, Inc. ............................ 31,506 1,034,027
Jabil, Inc. .............................. 5,093 582,741
Keysight Technologies, Inc.
(b)
................. 6,958 927,501
TE Connectivity Ltd. ....................... 12,293 1,627,470
Teledyne Technologies, Inc. .................. 1,835 767,581
Trimble, Inc.
(b)
........................... 9,612 526,642
Zebra Technologies Corp. , Class A
(b)
............ 2,004 551,120
9,797,249
a
Security Shares Value
a
Entertainment  —  0 .3%
Electronic Arts, Inc. ....................... 10,087 $ 1,210,238
Warner Bros Discovery, Inc. , Series A ........... 90,282 1,186,306
2,396,544
a
Financial Services  —  5 .5%
Block, Inc. , Class A
(b)
...................... 21,231 1,223,967
Fidelity National Information Services, Inc. ........ 23,111 1,290,981
Fiserv, Inc.
(b)
............................ 24,083 2,923,435
FleetCor Technologies, Inc.
(b)
................. 2,729 741,551
Global Payments, Inc. ..................... 10,220 1,294,772
Jack Henry & Associates, Inc. ................ 2,840 445,255
Mastercard, Inc. , Class A .................... 33,014 13,622,897
PayPal Holdings, Inc.
(b)
..................... 41,349 2,584,726
Toast, Inc. , Class A ........................ 12,075 267,703
Visa, Inc. , Class A ........................ 63,128 15,509,287
39,904,574
a
Food Products  —  0 .9%
Campbell Soup Co. ....................... 7,511 313,209
Conagra Brands, Inc. ...................... 18,590 555,469
Darling Ingredients, Inc. .................... 6,197 382,727
General Mills, Inc. ........................ 22,829 1,544,610
Hormel Foods Corp. ....................... 11,689 451,078
J M Smucker Co. (The) ..................... 3,982 577,191
Kraft Heinz Co. (The) ...................... 33,506 1,108,713
Lamb Weston Holdings, Inc. ................. 5,673 552,607
McCormick & Co., Inc. , NVS ................. 9,795 803,974
6,289,578
a
Ground Transportation  —  0 .4%
JB Hunt Transport Services, Inc. .............. 3,234 607,604
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,357 348,491
Old Dominion Freight Line, Inc. ............... 3,850 1,645,374
U-Haul Holding Co. , Series N , NVS ............. 3,828 203,803
2,805,272
a
Health Care Equipment & Supplies  —  2 .4%
Align Technology, Inc.
(b)
..................... 2,835 1,049,347
Baxter International, Inc. .................... 19,721 800,673
Cooper Companies, Inc. (The) ................ 1,931 714,451
Dentsply Sirona, Inc. ...................... 8,290 307,476
Dexcom, Inc.
(b)
.......................... 15,122 1,527,020
Edwards Lifesciences Corp.
(b)
................ 23,649 1,808,439
GE HealthCare Technologies, Inc. ............. 15,963 1,124,593
Hologic, Inc.
(b)
........................... 9,602 717,653
IDEXX Laboratories, Inc.
(b)
................... 3,238 1,655,946
Insulet Corp.
(b)
........................... 2,712 519,917
ResMed, Inc. ........................... 5,732 914,770
STERIS PLC ............................ 3,849 883,692
Stryker Corp. ........................... 13,328 3,779,154
Teleflex, Inc.
(a)
........................... 1,850 393,569
Zimmer Biomet Holdings, Inc. ................ 8,145 970,232
17,166,932
a
Health Care Providers & Services  —  1 .6%
Centene Corp.
(b)
......................... 21,408 1,319,803
DaVita, Inc.
(b)
............................ 2,159 221,125
Elevance Health, Inc. ...................... 9,248 4,087,708
HCA Healthcare, Inc. ...................... 8,052 2,232,820
Henry Schein, Inc.
(a) (b)
...................... 5,110 391,119
Humana, Inc. ........................... 4,875 2,250,446
Molina Healthcare, Inc. ..................... 2,283 708,004
Quest Diagnostics, Inc. ..................... 4,369 574,524
11,785,549
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 21,244 $ 437,202
Ventas, Inc. ............................ 15,606 681,670
Welltower, Inc. ........................... 19,390 1,607,043
2,725,915
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(b)
............... 5,685 1,186,460
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 27,713 437,588
a
Hotels, Restaurants & Leisure  —  1 .4%
Aramark ............................... 9,657 359,047
Booking Holdings, Inc.
(b)
.................... 1,441 4,474,348
Darden Restaurants, Inc. ................... 4,717 733,541
Domino's Pizza, Inc. ....................... 1,379 534,225
DoorDash, Inc. , Class A .................... 9,856 829,185
Hilton Worldwide Holdings, Inc. ............... 10,324 1,534,663
Hyatt Hotels Corp. , Class A .................. 1,808 203,237
Vail Resorts, Inc. ......................... 1,561 353,285
Yum! Brands, Inc. ........................ 10,926 1,413,606
10,435,137
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 11,975 1,425,264
Garmin Ltd. ............................. 5,970 632,939
Mohawk Industries, Inc.
(b)
................... 2,106 213,527
NVR, Inc. .............................. 126 803,544
PulteGroup, Inc. ......................... 8,709 714,661
Whirlpool Corp. .......................... 2,157 301,894
4,091,829
a
Household Products  —  0 .5%
Church & Dwight Co., Inc. ................... 9,528 922,025
Clorox Co. (The) ......................... 4,822 754,402
Kimberly-Clark Corp. ...................... 13,162 1,695,660
3,372,087
a
Industrial REITs  —  0 .6%
Prologis, Inc. ............................ 36,025 4,474,305
a
Insurance  —  3 .4%
Aflac, Inc. .............................. 22,394 1,669,921
Allstate Corp. (The) ....................... 10,254 1,105,484
American International Group, Inc. ............. 28,236 1,652,371
Arch Capital Group Ltd.
(b)
................... 14,529 1,116,699
Arthur J Gallagher & Co. .................... 8,358 1,926,352
Assurant, Inc. ........................... 2,068 288,134
Brown & Brown, Inc. ....................... 9,405 696,910
Chubb Ltd. ............................. 16,157 3,245,457
Everest Group Ltd. ........................ 1,672 603,057
Hartford Financial Services Group, Inc. (The) ...... 12,102 869,166
Marsh & McLennan Companies, Inc. ............ 19,300 3,763,307
Principal Financial Group, Inc. ................ 9,470 735,914
Progressive Corp. (The) .................... 22,833 3,047,520
Prudential Financial, Inc. .................... 14,240 1,348,101
Travelers Companies, Inc. (The) ............... 9,010 1,452,682
Willis Towers Watson PLC ................... 4,152 858,467
24,379,542
a
Interactive Media & Services  —  0 .0%
ZoomInfo Technologies, Inc. ................. 10,204 183,876
a
IT Services  —  1 .2%
Akamai Technologies, Inc.
(b)
.................. 5,938 624,024
Cognizant Technology Solutions Corp. , Class A ..... 19,797 1,417,663
Security Shares Value
a
IT Services (continued)
EPAM Systems, Inc.
(b)
...................... 2,245 $ 581,433
Gartner, Inc.
(b)
........................... 3,084 1,078,413
GoDaddy, Inc. , Class A ..................... 5,753 417,150
MongoDB, Inc. , Class A
(b)
................... 2,765 1,054,295
Okta, Inc. , Class A
(b)
....................... 6,084 508,075
Snowflake, Inc. , Class A
(a) (b)
.................. 10,171 1,595,321
Twilio, Inc. , Class A ....................... 6,709 427,430
VeriSign, Inc.
(b)
.......................... 3,654 759,265
8,463,069
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,100 367,200
a
Life Sciences Tools & Services  —  2 .3%
Agilent Technologies, Inc. ................... 11,523 1,395,090
Avantor, Inc. ............................ 26,322 569,871
Bio-Rad Laboratories, Inc. , Class A ............. 859 343,772
Bio-Techne Corp. ......................... 6,115 479,416
Charles River Laboratories International, Inc.
(b)
..... 1,986 410,745
Danaher Corp. .......................... 27,369 7,252,785
Illumina, Inc.
(b)
........................... 6,168 1,019,077
IQVIA Holdings, Inc.
(b)
...................... 7,239 1,611,619
Mettler-Toledo International, Inc.
(b)
............. 859 1,042,379
Repligen Corp.
(b)
......................... 2,047 355,994
Revvity, Inc. ............................ 4,894 572,745
Waters Corp.
(b)
.......................... 2,303 646,682
West Pharmaceutical Services, Inc. ............ 2,896 1,178,382
16,878,557
a
Machinery  —  3 .9%
Caterpillar, Inc. .......................... 20,105 5,652,119
Cummins, Inc. ........................... 5,522 1,270,281
Deere & Co. ............................ 10,866 4,465,274
Dover Corp. ............................ 5,456 809,125
Fortive Corp. ............................ 13,792 1,087,499
Graco, Inc. ............................. 6,539 516,189
IDEX Corp. ............................. 2,949 667,654
Illinois Tool Works, Inc. ..................... 11,856 2,932,582
Ingersoll Rand, Inc. ....................... 15,781 1,098,515
Nordson Corp. ........................... 2,001 488,524
Otis Worldwide Corp. ...................... 16,122 1,379,237
PACCAR, Inc. ........................... 20,387 1,677,646
Parker-Hannifin Corp. ...................... 5,005 2,086,584
Pentair PLC ............................ 6,505 457,041
Snap-on, Inc. ........................... 2,065 554,659
Stanley Black & Decker, Inc. ................. 5,968 563,260
Toro Co. (The) ........................... 4,051 414,498
Westinghouse Air Brake Technologies Corp. ....... 7,017 789,553
Xylem, Inc. ............................. 9,337 966,753
27,876,993
a
Media  —  1 .2%
Comcast Corp. , Class A .................... 162,266 7,587,558
Interpublic Group of Companies, Inc. (The) ....... 15,035 490,291
Omnicom Group, Inc. ...................... 7,783 630,501
Sirius XM Holdings, Inc.
(a)
................... 30,390 133,716
8,842,066
a
Metals & Mining  —  0 .4%
Cleveland-Cliffs, Inc. ...................... 20,327 310,800
Newmont Corp. .......................... 31,003 1,222,138
Reliance Steel & Aluminum Co. ............... 2,294 653,698
Steel Dynamics, Inc. ....................... 6,264 667,680
2,854,316
a

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
18
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 19,142 $ 388,008
a
Office REITs  —  0 .2%
Alexandria Real Estate Equities, Inc. ............ 6,411 745,856
Boston Properties, Inc. ..................... 5,781 385,997
1,131,853
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 9,045 1,451,994
a
Pharmaceuticals  —  3 .0%
Catalent, Inc.
(b)
.......................... 7,110 355,287
Eli Lilly & Co. ........................... 31,477 17,444,553
Jazz Pharmaceuticals PLC .................. 2,504 358,973
Zoetis, Inc. , Class A ....................... 18,027 3,434,324
21,593,137
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 16,117 4,103,549
Booz Allen Hamilton Holding Corp. , Class A ....... 5,110 579,014
Broadridge Financial Solutions, Inc. ............ 4,603 857,125
Ceridian HCM Holding, Inc.
(a) (b)
................ 5,775 418,803
Clarivate PLC
(b)
.......................... 13,190 98,002
Paychex, Inc. ........................... 12,659 1,547,310
Paycom Software, Inc. ..................... 2,032 599,115
Paylocity Holding Corp. ..................... 1,741 349,070
Robert Half, Inc. ......................... 4,190 309,892
TransUnion ............................. 7,536 612,074
Verisk Analytics, Inc. ....................... 5,648 1,368,059
10,842,013
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(b)
................. 12,126 1,031,316
a
Residential REITs  —  0 .5%
American Homes 4 Rent , Class A .............. 12,651 455,942
AvalonBay Communities, Inc. ................ 5,527 1,015,973
Camden Property Trust ..................... 4,142 445,762
Invitation Homes, Inc. ...................... 23,810 811,683
Mid-America Apartment Communities, Inc. ........ 4,539 659,199
3,388,559
a
Retail REITs  —  0 .5%
Kimco Realty Corp. ....................... 24,096 456,378
Realty Income Corp. ....................... 26,261 1,471,666
Regency Centers Corp. .................... 6,481 403,118
Simon Property Group, Inc. .................. 12,756 1,447,679
3,778,841
a
Semiconductors & Semiconductor Equipment  —  15 .3%
Advanced Micro Devices, Inc.
(a) (b)
.............. 62,822 6,641,542
Analog Devices, Inc. ....................... 19,561 3,555,799
Applied Materials, Inc. ..................... 32,760 5,004,418
Broadcom, Inc. .......................... 16,100 14,858,529
Enphase Energy, Inc.
(a) (b)
.................... 5,346 676,429
Entegris, Inc. ............................ 5,835 590,910
First Solar, Inc. .......................... 3,959 748,726
KLA Corp. .............................. 5,352 2,686,008
Lam Research Corp. ...................... 5,241 3,681,278
Lattice Semiconductor Corp. ................. 5,351 520,438
Marvell Technology, Inc. .................... 33,549 1,954,229
Microchip Technology, Inc. ................... 21,235 1,737,872
Micron Technology, Inc. ..................... 42,728 2,988,396
Monolithic Power Systems, Inc. ............... 1,753 913,681
NVIDIA Corp. ........................... 96,356 47,556,504
NXP Semiconductors NV ................... 10,133 2,084,561
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.
(b)
.................. 16,847 $ 1,658,756
Qorvo, Inc.
(b)
............................ 3,847 413,129
QUALCOMM, Inc. ........................ 43,458 4,977,245
Skyworks Solutions, Inc. .................... 6,209 675,167
SolarEdge Technologies, Inc. ................. 2,212 359,605
Texas Instruments, Inc. ..................... 35,408 5,950,669
Wolfspeed, Inc.
(b)
......................... 4,916 235,083
110,468,974
a
Software  —  20 .7%
Adobe, Inc.
(b)
............................ 17,781 9,945,624
ANSYS, Inc.
(b)
........................... 3,381 1,078,099
Aspen Technology, Inc.
(b)
.................... 1,153 223,682
Atlassian Corp. , Class A .................... 5,926 1,209,260
Autodesk, Inc.
(b)
.......................... 8,338 1,850,536
Bentley Systems, Inc. , Class B ................ 8,246 411,558
BILL Holdings, Inc.
(a) (b)
...................... 3,709 427,648
Black Knight, Inc. ......................... 6,092 461,530
Cadence Design Systems, Inc.
(b)
.............. 10,637 2,557,560
Crowdstrike Holdings, Inc. , Class A ............. 8,743 1,425,371
Datadog, Inc. , Class A
(b)
.................... 9,867 951,968
DocuSign, Inc. ........................... 7,825 393,597
Dropbox, Inc. , Class A
(b)
.................... 10,124 281,346
Dynatrace, Inc. .......................... 9,718 468,408
Fair Isaac Corp.
(b)
......................... 975 881,975
Fortinet, Inc.
(b)
........................... 26,036 1,567,628
Gen Digital, Inc. .......................... 22,497 455,564
HubSpot, Inc.
(b)
.......................... 1,835 1,002,864
Intuit, Inc. .............................. 10,925 5,919,274
Manhattan Associates, Inc.
(b)
................. 2,414 489,125
Microsoft Corp. .......................... 275,562 90,318,201
Palo Alto Networks, Inc.
(a) (b)
.................. 11,931 2,902,812
PTC, Inc.
(b)
............................. 4,386 645,488
Roper Technologies, Inc. .................... 4,159 2,075,591
Salesforce, Inc.
(b)
......................... 38,000 8,415,480
ServiceNow, Inc.
(b)
........................ 7,946 4,678,843
Splunk, Inc.
(b)
........................... 6,137 744,173
Synopsys, Inc.
(b)
......................... 5,936 2,723,971
Tyler Technologies, Inc.
(b)
................... 1,635 651,433
UiPath, Inc. , Class A ....................... 13,970 220,866
Unity Software, Inc. ....................... 8,961 332,184
VMware, Inc. , Class A
(b)
.................... 9,234 1,558,514
Workday, Inc. , Class A
(b)
.................... 8,024 1,961,868
Zscaler, Inc.
(a) (b)
.......................... 3,434 535,876
149,767,917
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 18,181 3,296,579
Crown Castle, Inc. ........................ 16,918 1,700,259
Digital Realty Trust, Inc. .................... 11,365 1,496,998
Equinix, Inc. ............................ 3,648 2,850,474
Iron Mountain, Inc. ........................ 11,376 722,831
Public Storage ........................... 6,173 1,706,094
SBA Communications Corp. , Class A ............ 4,227 949,088
VICI Properties, Inc. ....................... 39,176 1,208,188
13,930,511
a
Specialty Retail  —  4 .0%
AutoZone, Inc.
(b)
......................... 708 1,792,182
Bath & Body Works, Inc. .................... 8,462 311,994
Best Buy Co., Inc. ........................ 7,635 583,696
CarMax, Inc.
(a) (b)
.......................... 6,150 502,332
Home Depot, Inc. (The) .................... 39,221 12,954,696
Lowe's Companies, Inc. .................... 22,861 5,269,003
Ross Stores, Inc. ......................... 13,289 1,618,733

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
TJX Companies, Inc. (The) .................. 44,833 $ 4,146,156
Tractor Supply Co. ........................ 4,274 933,869
Ulta Beauty, Inc.
(b)
........................ 1,943 806,403
28,919,064
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Dell Technologies, Inc. , Class C ............... 9,989 561,781
Hewlett Packard Enterprise Co. ............... 50,383 856,007
HP, Inc. ............................... 34,616 1,028,442
NetApp, Inc. ............................ 8,288 635,690
Seagate Technology Holdings PLC ............. 7,224 511,387
Western Digital Corp.
(b)
..................... 12,434 559,530
4,152,837
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(b)
.................... 1,021 540,201
Lululemon Athletica, Inc.
(b)
................... 4,520 1,723,295
VF Corp. .............................. 13,099 258,836
2,522,332
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 22,229 1,279,946
Ferguson PLC ........................... 7,977 1,288,764
United Rentals, Inc. ....................... 2,681 1,277,604
Watsco, Inc. ............................ 1,298 473,186
WW Grainger, Inc. ........................ 1,762 1,258,314
5,577,814
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,594 $ 1,053,592
a
Total Long-Term Investments — 99.7%
(Cost: $ 690,244,048 ) ................................ 720,775,883
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.52%
(c) (d) (e)
...................... 14,463,150 14,467,489
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................ 1,047,206 1,047,206
a
Total Short-Term Securities — 2.1%
(Cost: $ 15,513,014 ) ................................. 15,514,695
Total Investments — 101.8%
(Cost: $ 705,757,062 ) ................................ 736,290,578
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (13,296,487)
Net Assets — 100.0% ................................. $ 722,994,091
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,393,974 $ 5,076,419
(a)
$ — $ (1,565) $ (1,339) $ 14,467,489 14,463,150 $ 63,202
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 746,046 301,160
(a)
— — — 1,047,206 1,047,206 42,093 —
BlackRock, Inc. ... — 4,082,079 — — (32) 4,082,047 5,827 — —
$ (1,565) $ (1,371)
$ 19,596,742
$ 105,295 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2023
iShares
®
ESG Advanced MSCI USA ETF
20
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 7 09/15/23 $ 1,581 $ 22,022
E-Mini Technology Select Sector Index ....................................................... 2 09/15/23 354 3,876
$ 25,898
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 25,898 $ — $ — $ — $ 25,898
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 114,600 $ — $ — $ — $ 114,600
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 65,547 $ — $ — $ — $ 65,547
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,691,634
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(continued)
August 31, 2023
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 720,775,883  $ —  $ —  $ 720,775,883
Short-Term Securities
Money Market Funds ...................................... 15,514,695  —  —  15,514,695
$ 736,290,578  $ —  $ —  $ 736,290,578
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 25,898  $ —  $ —  $ 25,898
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

22
2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
August 31, 2023
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 2,283,322,580  $ 716,693,836
Investments, at value — affiliated
(c)
........................................................................ 21,325,339  19,596,742
Cash ............................................................................................ 29,595  6,294
Cash pledged:
Futures contracts .................................................................................. 436,000  76,000
Receivables:
Investments sold .................................................................................. 6,908,339  14,002,862
Securities lending income — affiliated .................................................................... 209  4,096
Capital shares sold ................................................................................. 25,350  —
Dividends — unaffiliated ............................................................................. 3,245,897  822,671
Dividends — affiliated ............................................................................... 19,678  4,505
Total assets .......................................................................................
2,315,312,987  751,207,006
LIABILITIES
Collateral on securities loaned ........................................................................... 6,588,268  14,468,081
Payables:
Investments purchased .............................................................................. 9,499,207  13,684,362
Capital shares redeemed ............................................................................. 13,301  —
Investment advisory fees ............................................................................. 153,721  59,796
Variation margin on futures contracts ..................................................................... 12,791  676
Total liabilities ......................................................................................
16,267,288  28,212,915
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 2,299,045,699  $ 722,994,091
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 2,165,650,813  $ 722,382,531
Accumulated earnings ................................................................................ 133,394,886  611,560
NET ASSETS ......................................................................................
$ 2,299,045,699  $ 722,994,091
NET ASSET VALUE
Shares outstanding .................................................................................. 43,150,000  19,650,000
Net asset value ..................................................................................... $ 53.28  $ 36.79
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 6,457,941  $ 14,169,556
(b)
Investments, at cost — unaffiliated ...................................................................... $ 2,157,888,436  $ 686,161,969
(c)
Investments, at cost — affiliated ........................................................................ $ 21,052,573  $ 19,595,093

23
Financial Statements
Statements of Operations
Year Ended August 31, 2023
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
(a)
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 8,024,646  $ 9,541,936
Dividends — affiliated .............................................................................. 35,326  42,093
Interest — unaffiliated .............................................................................. 1,166  1,385
Securities lending income — affiliated — net ............................................................... 209  63,202
Foreign taxes withheld ............................................................................. (924) (9,772)
Total investment income ..............................................................................
8,060,423  9,638,844
EXPENSES
Investment advisory ............................................................................... 409,569  646,701
Total expenses .................................................................................... 409,569  646,701
Net investment income ...............................................................................
7,650,854  8,992,143
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (37,935) (11,144,444)
Investments — affiliated ........................................................................... 584  (1,565)
Futures contracts ............................................................................... 65,929  114,600
In-kind redemptions — unaffiliated
(b)
................................................................... 543,557  12,597,457
In-kind redemptions — affiliated
(b)
.................................................................... 28  —
572,163  1,566,048
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 125,434,144  117,539,768
Investments — affiliated ........................................................................... 272,766  (1,371)
Futures contracts ............................................................................... 24,128  65,547
125,731,038  117,603,944
Net realized and unrealized gain ........................................................................
126,303,201  119,169,992
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 133,954,055  $ 128,162,135
(a)
For the period from June 6, 2023 (commencement of operations) to August 31, 2023.
(b)
See Note 2 of the Notes to Financial Statements.

24
2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced MSCI USA ETF
Period From
06/06/23
(a)
to 08/31/23
Year Ended
08/31/23
Year Ended
08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 7,650,854  $ 8,992,143  $ 6,996,390
Net realized gain (loss) ........................................................... 572,163  1,566,048  (3,147,196)
Net change in unrealized appreciation (depreciation) ....................................... 125,731,038  117,603,944  (128,331,485)
Net increase (decrease) in net assets resulting from operations ..................................
133,954,055  128,162,135  (124,482,291)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
—  (8,675,446) (6,071,436)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................
2,165,091,644  14,324,978  300,630,783
NET ASSETS
Total increase in net assets .......................................................... 2,299,045,699  133,811,667  170,077,056
Beginning of period ...............................................................
—  589,182,424  419,105,368
End of period ...................................................................
$ 2,299,045,699  $ 722,994,091  $ 589,182,424
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

25
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Climate
Conscious &
Transition MSCI
USA ETF
Period From
06/06/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................................................................
$ 50.07
Net investment income
(b)
.............................................................................................. 0 .18
Net realized and unrealized gain
(c)
........................................................................................
3 .03
Net increase from investment operations .....................................................................................
3 .21
Net asset value, end of period ...........................................................................................
$ 53.28
Total Return
(d)
–
Based on net asset value ...............................................................................................
6 .41%
(e)
Ratios to Average Net Assets
(f)
–
Total expenses ......................................................................................................
0 .08%
(g)
Net investment income .................................................................................................
1 .48%
(g)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 2,299,046
Portfolio turnover rate
(h)
.................................................................................................
1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

26
2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Period From
06/16/20
(a)
to 08/31/20
Net asset value, beginning of period ......................................
$ 30.93  $ 38.10  $ 29.04  $ 25.43
Net investment income
(b)
.............................................. 0 .45  0 .42  0 .38  0 .06
Net realized and unrealized gain (loss)
(c)
....................................
5 .85  ( 7 .20 ) 8 .99  3 .55
Net increase (decrease) from investment operations .............................
6 .30  ( 6 .78 ) 9 .37  3 .61
Distributions
(d)
– – – –
From net investment income ........................................... ( 0 .44 ) ( 0 .39 ) ( 0 .30 ) —
From net realized gains ............................................... —  —  ( 0 .01 ) —
Total distributions ....................................................
( 0 .44 ) ( 0 .39 ) ( 0 .31 ) —
Net asset value, end of period ...........................................
$ 36.79  $ 30.93  $ 38.10  $ 29.04
Total Return
(e)
– – – –
Based on net asset value ...............................................
20.65% (17.95) % 32.53% 14.20%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0 .10% 0 .10% 0 .10% 0 .10%
(h)
Net investment income .................................................
1 .39% 1 .23% 1 .09% 1 .16%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 722,994  $ 589,182  $ 419,105  $ 5,808
Portfolio turnover rate
(i)
.................................................
12% 24% 29% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
27
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
Climate Conscious & Transition MSCI USA
(a)
.................................................................................. Non-diversified
ESG Advanced MSCI USA .............................................................................................. Non-diversified
(a)
The Fund commenced operations on June 6, 2023.

Notes to Financial Statements
(continued)
28
2023
iShares Annual Report to Shareholders
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Climate Conscious & Transition MSCI USA
J.P. Morgan Securities LLC ..................................... $ 2,754,090  $ (2,754,090) $ —  $ —
RBC Capital Markets LLC ...................................... 2,766,524  (2,766,524) —  —
Wells Fargo Bank NA ......................................... 937,327  (937,327) —  —
$ 6,457,941  $ (6,457,941)
$ —
$ —
a
ESG Advanced MSCI USA
Barclays Bank PLC ........................................... 796,955  (796,955) —  —
Citadel Clearing LLC .......................................... 385,272  (385,272) —  —
HSBC Bank PLC ............................................ 931,049  (931,049) —  —
J.P. Morgan Securities LLC ..................................... 8,242,576  (8,242,576) —  —
Morgan Stanley ............................................. 8,645  (8,645) —  —
RBC Capital Markets LLC ...................................... 342,025  (332,598) —  9,427
Toronto-Dominion Bank ........................................ 2,899,217  (2,894,180) —  5,037
UBS AG .................................................. 563,817  (563,817) —  —
$ 14,169,556  $ (14,155,092)
$ —
$ 14,464
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
30
2023
iShares Annual Report to Shareholders
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended August 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the period ended August 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
Climate Conscious & Transition MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
Climate Conscious & Transition MSCI USA .................................................................................. $ 88
ESG Advanced MSCI USA ............................................................................................. 18,646
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Climate Conscious & Transition MSCI USA .............................................. $ 5,612,648  $ 3,711,792  $ (90,163)
ESG Advanced MSCI USA ......................................................... 29,671,418  30,032,540  (2,606,531)

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
7. Purchases and Sales
For the period ended August 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended August 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2023, permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
iShares ETF Purchases Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 16,600,607  $ 11,533,123
ESG Advanced MSCI USA ........................................................................... 77,271,113  77,364,237
iShares ETF In-kind Purchases In-kind Sales
Climate Conscious & Transition MSCI USA ................................................................ $ 2,168,288,150  $ 6,596,906
ESG Advanced MSCI USA ........................................................................... 75,358,073  61,131,039
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Climate Conscious & Transition MSCI USA ................................................................ $ 559,169  $ (559,169)
ESG Advanced MSCI USA ........................................................................... 12,593,713  (12,593,713)
iShares ETF
Year Ended
08/31/23
Year Ended
08/31/22
ESG Advanced MSCI USA
Ordinary income .......................................................................................... $ 8,675,446  $ 6,071,436
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Climate Conscious & Transition MSCI USA ..........
$ 7,650,854  $ 37,128  $ —  $ 125,706,904  $ 133,394,886
ESG Advanced MSCI USA .....................
2,048,563  —  (29,981,927) 28,544,924  611,560
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Climate Conscious & Transition MSCI USA ............................ $ 2,178,941,015  $ 158,573,943  $ (32,867,039) $ 125,706,904
ESG Advanced MSCI USA ....................................... 707,743,762  91,591,089  (63,044,273) 28,546,816

Notes to Financial Statements
(continued)
32
2023
iShares Annual Report to Shareholders
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/23
Year Ended
08/31/22
iShares ETF Shares Amount Shares Amount
Climate Conscious & Transition MSCI USA
(a)
Shares sold ............................................... 43,275,000  $ 2,171,705,502  —  $ —
Shares redeemed ........................................... (125,000) (6,613,858) —  —
43,150,000  $ 2,165,091,644  —  $ —
ESG Advanced MSCI USA
Shares sold ............................................... 2,400,000  $ 75,640,973  11,500,000  $ 415,134,537
Shares redeemed ........................................... (1,800,000) (61,315,995) (3,450,000) (114,503,754)
600,000  $ 14,324,978  8,050,000  $ 300,630,783
(a)
The Fund commenced operations on June 6, 2023.

Report of Independent Registered Public Accounting Firm
34
2023
iShares Annual Report to Shareholders
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 23, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Climate Conscious & Transition MSCI USA ETF
(1)
iShares ESG Advanced MSCI USA ETF
(2)
(1)
Statement of operations and statement of changes in net assets for the period June 6, 2023 (commencement of operations) to August 31, 2023.
(2)
Statement of operations for the year ended August 31, 2023 and statement of changes in net assets for each of the two years in the period ended August 31, 2023.

Important Tax Information
(unaudited)
35
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2023:
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended August 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Climate Conscious & Transition MSCI USA ................................................................................... $ 7,545,536
ESG Advanced MSCI USA .............................................................................................. 8,449,066
iShares ETF
Qualified Business
Income
ESG Advanced MSCI USA .............................................................................................. $ 207,347
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
Climate Conscious & Transition MSCI USA ................................................................................... $ 15,584
iShares ETF
Dividends-Received
Deduction
Climate Conscious & Transition MSCI USA ................................................................................... 95.86%
ESG Advanced MSCI USA .............................................................................................. 89.75

Board Review and Approval of Investment Advisory Contract
36
2023
iShares Annual Report to Shareholders
iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on March 29-30, 2023, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The
Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services

Board Review and Approval of Investment Advisory Contract
( continued)
37
Board Review and Approval of Investment Advisory Contract
to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other
Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive”
nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.
iShares ESG Advanced MSCI USA ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic

Board Review and Approval of Investment Advisory Contract
(continued)
38
2023
iShares Annual Report to Shareholders
comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective

Board Review and Approval of Investment Advisory Contract
( continued)
39
Board Review and Approval of Investment Advisory Contract
and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
40
2023
iShares Annual Report to Shareholders
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .

Trustee and Officer Information
(unaudited)
41
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of August 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L. Fagnani
(1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H. Herbert
(1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts
(since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of
Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E. Lawton
(1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
42
2023
iShares Annual Report to Shareholders
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Martinez
(1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan
(1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent Walker
(1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Funds Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel Aguirre
(1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees (
continued
)

General Information
43
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
44
2023
iShares Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-824-0823
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.   Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.            Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eight series of the registrant for which the fiscal year-end is August 31, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $62,200 for the fiscal year ended
August 31, 2022
and $102,500 for the fiscal year ended August 31, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed August 31, 2022
and August 31, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $77,600 for the fiscal year ended
August 31, 2022
and $77,600 for the fiscal year ended August 31, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed August 31, 2022 and August 31, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $77,600 for the fiscal year ended
August 31, 2022
and $77,600 for the fiscal year ended August 31, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.   Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b)     Not applicable.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

                There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	October 23, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 23, 2023